UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Convertible Securities Fund

	Par ($)	Value ($)*
Convertible Bonds — 76.4%
COMMUNICATIONS — 4.2%
Advertising — 1.0%
Omnicom Group, Inc.
(a) 07/01/38	4,100,000	4,264,000
Advertising Total		4,264,000
Internet — 1.0%
Digital River, Inc.
2.000% 11/01/30 (b)	4,100,000	4,084,625
Internet Total		4,084,625
Media — 0.6%
Liberty Global, Inc.
4.500% 11/15/16	1,750,000	2,590,000
Media Total		2,590,000
Telecommunication Services — 1.6%
Ciena Corp.
3.750% 10/15/18 (b)	4,300,000	4,359,125
Comtech Telecommunications Corp.
3.000% 05/01/29	1,910,000	2,058,025
Telecommunication Services Total		6,417,150
COMMUNICATIONS TOTAL		17,355,775
CONSUMER CYCLICAL — 1.9%
Apparel — 0.9%
Iconix Brand Group, Inc.
1.875% 06/30/12	4,030,000	3,949,400
Apparel Total		3,949,400
Home Builders — 1.0%
Lennar Corp.
2.750% 12/15/20 (b)	4,170,000	4,008,413
Home Builders Total		4,008,413
CONSUMER CYCLICAL TOTAL		7,957,813
CONSUMER DISCRETIONARY — 6.5%
Auto Components — 1.9%
BorgWarner, Inc.
3.500% 04/15/12	1,830,000	3,426,675
TRW Automotive, Inc.
3.500% 12/01/15 (b)	2,500,000	4,421,875
Auto Components Total		7,848,550
Diversified Consumer Services — 0.5%
Coinstar, Inc.
4.000% 09/01/14	1,230,000	2,132,512
Diversified Consumer Services Total		2,132,512

1

	Par ($)	Value ($)
Convertible Bonds — (continued)
CONSUMER DISCRETIONARY — (continued)
Hotels, Restaurants & Leisure — 1.5%
MGM Mirage
4.250% 04/15/15 (b)	6,530,000	6,464,700
Hotels, Restaurants & Leisure Total		6,464,700
Internet & Catalog Retail — 0.8%
priceline.com, Inc.
1.250% 03/15/15 (b)	2,250,000	3,296,250
Internet & Catalog Retail Total		3,296,250
Media — 1.0%
Interpublic Group of Companies, Inc.
4.250% 03/15/23	3,690,000	4,105,125
Media Total		4,105,125
Specialty Retail — 0.8%
Charming Shoppes, Inc.
1.125% 05/01/14	4,000,000	3,340,000
Specialty Retail Total		3,340,000
CONSUMER DISCRETIONARY TOTAL		27,187,137
CONSUMER NON-CYCLICAL — 2.2%
Biotechnology — 0.9%
Cubist Pharmaceuticals, Inc.
2.500% 11/01/17	3,000,000	2,887,500
Human Genome Sciences, Inc.
2.250% 08/15/12	690,000	1,071,225
Biotechnology Total		3,958,725
Healthcare Products — 0.5%
Volcano Corp.
2.875% 09/01/15	1,920,000	2,179,200
Healthcare Products Total		2,179,200
Pharmaceuticals — 0.8%
Mylan, Inc.
3.750% 09/15/15	1,920,000	3,139,200
Pharmaceuticals Total		3,139,200
CONSUMER NON-CYCLICAL TOTAL		9,277,125
CONSUMER STAPLES — 1.6%
Food Products — 0.8%
Smithfield Foods, Inc.
4.000% 06/30/13	3,000,000	3,258,750
Food Products Total		3,258,750

2

		Par ($)	Value ($)
Convertible Bonds — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 0.8%
Vector Group Ltd.
	3.875% 06/15/26 (c)	2,900,000	3,494,500
Tobacco Total			3,494,500
CONSUMER STAPLES TOTAL			6,753,250
ENERGY — 6.7%
Energy Equipment & Services — 2.9%
Cameron International Corp.
	2.500% 06/15/26	1,600,000	2,226,000
Hornbeck Offshore Services, Inc.
	1.625% 11/15/26 (b)(d) (1.375% 11/15/13)	5,000,000	4,506,500
	1.625% 11/15/26 (d) (1.375% 11/15/13)	2,030,000	1,829,639
Transocean, Inc.
	1.625% 12/15/37	3,700,000	3,653,750
Energy Equipment & Services Total			12,215,889
Oil & Gas Services — 0.5%
Newpark Resources, Inc.
	4.000% 10/01/17	2,250,000	1,996,875
Oil & Gas Services Total			1,996,875
Oil, Gas & Consumable Fuels — 3.3%
Alpha Natural Resources, Inc.
	2.375% 04/15/15	1,800,000	2,191,500
Chesapeake Energy Corp.
	2.750% 11/15/35	4,360,000	4,022,100
International Coal Group, Inc.
	4.000% 04/01/17	2,200,000	3,231,250
SM Energy Co.
	3.500% 04/01/27	3,750,000	4,209,375
Oil, Gas & Consumable Fuels Total			13,654,225
ENERGY TOTAL			27,866,989
FINANCIALS — 8.6%
Capital Markets — 1.0%
Knight Capital Group, Inc.
	3.500% 03/15/15 (b)	4,250,000	4,002,969
Capital Markets Total			4,002,969
Consumer Finance — 1.4%
Dollar Financial Corp.
	3.000% 04/01/28	5,477,000	6,086,316
Consumer Finance Total			6,086,316

3

		Par ($)	Value ($)
Convertible Bonds — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 0.7%
Affiliated Managers Group, Inc.
	3.950% 08/15/38	2,900,000	3,081,250
Diversified Financial Services Total			3,081,250
Insurance — 2.1%
National Financial Partners Corp.
	4.000% 06/15/17 (b)	2,000,000	2,295,000
Radian Group, Inc.
	3.000% 11/15/17	3,650,000	3,330,625
Tower Group, Inc.
	5.000% 09/15/14 (b)	2,860,000	3,224,650
Insurance Total			8,850,275
Real Estate Investment Trusts (REITs) — 1.4%
Boston Properties LP
	3.750% 05/15/36	2,700,000	2,973,375
Digital Realty Trust LP
	5.500% 04/15/29 (b)	2,000,000	2,728,750
Real Estate Investment Trusts (REITs) Total			5,702,125
Real Estate Management & Development — 0.8%
Forest City Enterprises, Inc.
	3.625% 10/15/14	2,750,000	3,277,656
Real Estate Management & Development Total			3,277,656
Thrifts & Mortgage Finance — 1.2%
MGIC Investment Corp.
	5.000% 05/01/17	4,700,000	5,040,750
Thrifts & Mortgage Finance Total			5,040,750
FINANCIALS TOTAL			36,041,341
HEALTH CARE — 11.2%
Biotechnology — 4.9%
Gilead Sciences, Inc.
	1.625% 05/01/16 (b)	9,700,000	10,185,000
Invitrogen Corp.
	3.250% 06/15/25	8,936,000	10,064,170
Biotechnology Total			20,249,170
Health Care Equipment & Supplies — 3.0%
Alere, Inc.
	3.000% 05/15/16	6,600,000	6,509,250
Fisher Scientific International, Inc.
	3.250% 03/01/24	4,727,000	6,109,647
Health Care Equipment & Supplies Total			12,618,897

4

		Par ($)	Value ($)
Convertible Bonds — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 1.3%
Lincare Holdings, Inc.
	2.750% 11/01/37	2,900,000	3,110,250
Omnicare, Inc.
	3.250% 12/15/35	2,500,000	2,325,000
Health Care Providers & Services Total			5,435,250
Pharmaceuticals — 2.0%
Allergan, Inc.
	1.500% 04/01/26 (b)	1,030,000	1,145,875
	1.500% 04/01/26	1,535,000	1,707,688
Mylan, Inc.
	1.250% 03/15/12	2,840,000	2,939,400
Salix Pharmaceuticals Ltd.
	2.750% 05/15/15	2,000,000	2,465,000
Pharmaceuticals Total			8,257,963
HEALTH CARE TOTAL			46,561,280
INDUSTRIALS — 11.8%
Aerospace & Defense — 0.9%
Alliant Techsystems, Inc.
	3.000% 08/15/24	3,450,000	3,864,000
Aerospace & Defense Total			3,864,000
Airlines — 1.6%
UAL Corp.
	4.500% 06/30/21	6,200,000	6,634,000
Airlines Total			6,634,000
Commercial Services & Supplies — 0.7%
Covanta Holding Corp.
	3.250% 06/01/14	2,700,000	3,054,375
Commercial Services & Supplies Total			3,054,375
Conglomerates — 0.6%
Textron, Inc.
	4.500% 05/01/13	1,250,000	2,262,500
Conglomerates Total			2,262,500
Construction Materials — 1.0%
Cemex SAB de CV
	4.875% 03/15/15 (b)	4,200,000	4,142,250
Construction Materials Total			4,142,250
Containers & Packaging — 1.1%
Owens-Brockway Glass Container, Inc.
	3.000% 06/01/15 (b)	4,500,000	4,398,750
Containers & Packaging Total			4,398,750

5

		Par ($)	Value ($)
Convertible Bonds — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 1.0%
General Cable Corp.
	0.875% 11/15/13	3,300,000	3,130,875
	4.500% 11/15/29 (d) (2.250% 11/15/19)	1,000,000	1,141,250
Electrical Equipment Total			4,272,125
Machinery — 3.7%
Barnes Group, Inc.
	3.750% 08/01/25	3,700,000	3,838,750
Ingersoll-Rand Global Holding Co. Ltd.
	4.500% 04/15/12	1,050,000	2,441,250
Navistar International Corp.
	3.000% 10/15/14	5,000,000	6,168,750
Trinity Industries, Inc.
	3.875% 06/01/36	3,250,000	3,071,250
Machinery Total			15,520,000
Marine — 1.2%
DryShips, Inc.
	5.000% 12/01/14	5,000,000	4,968,750
Marine Total			4,968,750
INDUSTRIALS TOTAL			49,116,750
INFORMATION TECHNOLOGY — 15.7%
Communications Equipment — 0.9%
Arris Group, Inc.
	2.000% 11/15/26	3,585,000	3,582,759
Communications Equipment Total			3,582,759
Computers & Peripherals — 3.3%
EMC Corp.
	1.750% 12/01/11	3,000,000	4,110,000
	1.750% 12/01/13	5,000,000	7,175,000
SanDisk Corp.
	1.500% 08/15/17	2,200,000	2,351,250
Computers & Peripherals Total			13,636,250
Internet Software & Services — 2.1%
Digital River, Inc.
	1.250% 01/01/24	1,900,000	1,890,500
Equinix, Inc.
	3.000% 10/15/14	4,000,000	3,910,000
Telvent GIT SA
	5.500% 04/15/15 (b)	3,010,000	3,156,738
Internet Software & Services Total			8,957,238

6

		Par ($)	Value ($)
Convertible Bonds — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — 2.3%
CACI International, Inc.
	2.125% 05/01/14	3,000,000	3,322,500
DST Systems, Inc.
	4.125% 08/15/23 (08/15/13) (c)	5,600,000	6,244,000
IT Services Total			9,566,500
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.
	6.000% 05/01/15	4,023,000	4,028,029
Micron Technology, Inc.
	1.875% 06/01/14	6,560,000	6,010,600
ON Semiconductor Corp.
	2.625% 12/15/26	4,145,000	4,435,150
Semiconductors & Semiconductor Equipment Total			14,473,779
Software — 3.6%
Cadence Design Systems, Inc.
	2.625% 06/01/15 (b)	2,500,000	3,059,375
Informatica Corp.
	3.000% 03/15/26	1,100,000	2,270,125
Nuance Communications, Inc.
	2.750% 08/15/27	2,590,000	2,994,687
Rovi Corp.
	2.625% 02/15/40 (b)	3,500,000	4,641,875
Take-Two Interactive Software, Inc.
	4.375% 06/01/14	1,700,000	2,127,125
Software Total			15,093,187
INFORMATION TECHNOLOGY TOTAL			65,309,713
MATERIALS — 3.6%
Metals & Mining — 3.6%
Newmont Mining Corp.
	3.000% 02/15/12	3,000,000	4,027,500
Steel Dynamics, Inc.
	5.125% 06/15/14	3,400,000	4,012,000
Sterlite Industries India Ltd.
	4.000% 10/30/14	4,500,000	4,291,875

7

	Par ($)	Value ($)
Convertible Bonds — (continued)
MATERIALS — (continued)
United States Steel Corp.
4.000% 05/15/14	1,500,000	2,501,250
Metals & Mining Total		14,832,625
MATERIALS TOTAL		14,832,625
TECHNOLOGY — 0.7%
Software — 0.7%
RightNow Technologies, Inc.
2.500% 11/15/30 (b)	2,985,000	3,059,625
Software Total		3,059,625
TECHNOLOGY TOTAL		3,059,625
TELECOMMUNICATION SERVICES — 0.5%
Wireless Telecommunication Services — 0.5%
Leap Wireless International, Inc.
4.500% 07/15/14	2,400,000	2,166,000
Wireless Telecommunication Services Total		2,166,000
TELECOMMUNICATION SERVICES TOTAL		2,166,000
UTILITIES — 1.2%
Multi-Utilities — 1.2%
CMS Energy Corp.
5.500% 06/15/29	3,650,000	5,000,500
Multi-Utilities Total		5,000,500
UTILITIES TOTAL		5,000,500

Total Convertible Bonds (cost of $290,010,469)		318,485,923

	Shares
Convertible Preferred Stocks — 20.0%
CONSUMER DISCRETIONARY — 5.1%
Automobiles — 4.1%
Ford Motor Co. Capital Trust II, 6.500%	165,000	8,479,350
General Motors Co., 4.750%	168,000	8,517,600
Automobiles Total		16,996,950
Household Durables — 1.0%
Stanley Black & Decker, Inc., 4.750%	41,000	4,176,670
Household Durables Total		4,176,670
CONSUMER DISCRETIONARY TOTAL		21,173,620
CONSUMER STAPLES — 1.8%
Food Products — 1.8%
Deutsche Bank AG, 7.250% (b)	90,000	3,347,100

8

	Shares	Value ($)
Convertible Preferred Stocks — (continued)
CONSUMER STAPLES — (continued)
Dole Food Automatic Common Exchange Security Trust, 7.000% (b)	428,000	4,179,677
Food Products Total		7,526,777
CONSUMER STAPLES TOTAL		7,526,777
ENERGY — 2.1%
Oil, Gas & Consumable Fuels — 2.1%
Apache Corp., 6.000%	80,000	4,852,000
El Paso Corp., 4.990% (b)	3,500	4,099,375
Oil, Gas & Consumable Fuels Total		8,951,375
ENERGY TOTAL		8,951,375
FINANCIALS — 8.5%
Commercial Banks — 1.4%
Fifth Third Bancorp., 8.500%	30,000	3,922,500
UBS AG, 6.750%	68,200	1,694,770
Commercial Banks Total		5,617,270
Diversified Financial Services — 5.7%
Bank of America Corp., 7.250%	6,000	5,580,000
Citigroup, Inc., 7.500%	90,000	11,250,000
Goldman Sachs Group, Inc. (b)	183,921	3,902,068
Omnicare Capital Trust II, 4.000%	80,000	3,020,000
Diversified Financial Services Total		23,752,068
Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc., Series D, 7.000%	250,000	5,870,000
Real Estate Investment Trusts (REITs) Total		5,870,000
FINANCIALS TOTAL		35,239,338
INDUSTRIALS — 0.3%
Electrical Equipment — 0.3%
Energy XXI Bermuda Ltd., 5.625%	3,660	1,062,544
Electrical Equipment Total		1,062,544
INDUSTRIALS TOTAL		1,062,544
MATERIALS — 0.5%
Metals & Mining — 0.5%
AngloGold Ashanti Ltd., 6.000%	40,000	2,135,200
Metals & Mining Total		2,135,200
MATERIALS TOTAL		2,135,200
UTILITIES — 1.7%
Electric Utilities — 1.7%
Great Plains Energy, Inc., 12.000%	51,500	3,180,125

9

	Shares	Value ($)
Convertible Preferred Stocks — (continued)
UTILITIES — (continued)
PPL Corp., CPN	75,000	4,057,500
Electric Utilities Total		7,237,625
UTILITIES TOTAL		7,237,625

Total Convertible Preferred Stocks (cost of $81,914,045)		83,326,479
Common Stocks — 1.0%
FINANCIALS — 0.0%
Insurance — 0.0%
MetLife, Inc.	2	76
Insurance Total		76
FINANCIALS TOTAL		76
HEALTH CARE — 0.5%
Biotechnology — 0.5%
Amgen, Inc.	36,000	1,896,840
Biotechnology Total		1,896,840
HEALTH CARE TOTAL		1,896,840
INFORMATION TECHNOLOGY — 0.5%
Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	100,000	2,112,000
Semiconductors & Semiconductor Equipment Total		2,112,000
INFORMATION TECHNOLOGY TOTAL		2,112,000

Total Common Stocks (cost of $3,996,366)		4,008,916

	Par ($)
Short-Term Obligation — 1.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by U.S. Government Agency obligations and a U.S. Treasury obligation with various maturities to 10/15/15, market value $8,340,488 (repurchase proceeds $8,175,036)	8,175,000	8,175,000

Total Short-Term Obligation (cost of $8,175,000)		8,175,000

Total Investments — 99.3% (cost of $384,095,880)(e)(f)		413,996,318

Other Assets & Liabilities, Net — 0.7%		2,766,783

Net Assets — 100.0%		416,763,101

10

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$4,008,916	$—	$—	$4,008,916
Total Convertible Bonds	—	318,485,923	—	318,485,923
Convertible Preferred Stocks
Consumer Discretionary	21,173,620	—	—	21,173,620
Consumer Staples	—	7,526,777	—	7,526,777
Energy	4,852,000	4,099,375	—	8,951,375
Financials	25,720,000	9,519,338	—	35,239,338
Industrials	—	1,062,544	—	1,062,544
Materials	2,135,200	—	—	2,135,200
Utilities	3,180,125	4,057,500	—	7,237,625
Total Convertible Preferred Stocks	57,060,945	26,265,534	—	83,326,479
Total Short-Term Obligation	—	8,175,000	—	8,175,000
Total Investments	$61,069,861	$352,926,457	$—	$413,996,318

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the nine month period ending November 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out of) Level 3	Balance as of November 30, 2010
Convertible Bonds	$4,789,500	$—	$(184,995)	$210,500	$—	$(4,815,005)	$—	$—	$—
Convertible Preferred Stocks	4,440,770	—	(1,045,198)	559,278	—	(3,954,850)	—	—	$—
Total	$9,230,270	$—	$(1,230,193)	$769,778	$—	$(8,769,855)	$—	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Zero coupon bond.
(b)

Securitiy exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutuional buyers. At November 30, 2010, these securities, which are not illiquid, amounted to $92,710,565, which represents 22.2% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2010.
(d)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the fund will begin accruing at this rate.
(e)	Cost for federal income tax purposes is $384,095,880.
(f)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$37,111,717	$(7,211,279)	$29,900,438

12

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Global Value Fund

	Shares	Value ($)*
Common Stocks — 98.5%
CONSUMER DISCRETIONARY — 2.9%
Automobiles — 1.0%
Toyota Motor Corp.	9,600	372,119
Automobiles Total		372,119
Multiline Retail — 1.9%
Marks & Spencer Group PLC	129,619	751,029
Multiline Retail Total		751,029
CONSUMER DISCRETIONARY TOTAL		1,123,148
CONSUMER STAPLES — 12.6%
Food & Staples Retailing — 10.6%
Carrefour SA	18,500	836,695
Koninklijke Ahold NV	76,660	926,109
Safeway, Inc.	44,700	1,027,653
Seven & I Holdings Co., Ltd.	12,800	312,795
SUPERVALU, Inc.	23,186	209,601
Wm. Morrison Supermarkets PLC	177,232	749,591
Food & Staples Retailing Total		4,062,444
Food Products — 2.0%
Unilever NV	26,700	752,746
Food Products Total		752,746
CONSUMER STAPLES TOTAL		4,815,190
ENERGY — 5.3%
Oil, Gas & Consumable Fuels — 5.3%
Chesapeake Energy Corp.	18,400	388,608
ENI SpA	28,800	579,067
Total SA	9,600	464,603
Valero Energy Corp.	30,200	588,296
Oil, Gas & Consumable Fuels Total		2,020,574
ENERGY TOTAL		2,020,574
FINANCIALS — 24.0%
Commercial Banks — 11.0%
Fifth Third Bancorp.	16,225	193,889
Intesa Sanpaolo SpA	142,178	369,616
Mitsubishi UFJ Financial Group, Inc.	197,500	934,584
Mizuho Financial Group, Inc.	506,900	798,834
PNC Financial Services Group, Inc.	8,303	447,116
Sumitomo Mitsui Financial Group, Inc.	25,300	776,672
Wells Fargo & Co.	25,159	684,576
Commercial Banks Total		4,205,287

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 4.2%
Bank of America Corp. (a)	71,524	783,188
Citigroup, Inc. (b)	198,769	834,830
Diversified Financial Services Total		1,618,018
Insurance — 8.8%
Aegon NV (b)	178,682	980,817
MS & AD Insurance Group Holdings	40,700	933,319
Swiss Reinsurance Co., Ltd., Registered Shares	8,100	373,846
Tokio Marine Holdings, Inc.	37,300	1,052,876
Insurance Total		3,340,858
FINANCIALS TOTAL		9,164,163
HEALTH CARE — 14.9%
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp. (b)	112,473	722,077
Health Care Equipment & Supplies Total		722,077
Health Care Providers & Services — 0.7%
Tenet Healthcare Corp. (b)	59,100	241,128
Health Care Providers & Services Total		241,128
Pharmaceuticals — 12.3%
AstraZeneca PLC	16,900	787,125
Daiichi Sankyo Co., Ltd.	28,100	606,174
GlaxoSmithKline PLC	49,620	939,661
Pfizer, Inc.	89,100	1,451,439
Sanofi-Aventis SA	15,149	915,320
Pharmaceuticals Total		4,699,719
HEALTH CARE TOTAL		5,662,924
INDUSTRIALS — 1.3%
Industrial Conglomerates — 1.3%
General Electric Co.	30,040	475,533
Industrial Conglomerates Total		475,533
INDUSTRIALS TOTAL		475,533
INFORMATION TECHNOLOGY — 15.8%
Communications Equipment — 3.2%
Alcatel-Lucent (b)	110,200	299,863
Motorola, Inc. (b)	50,000	383,000
Telefonaktiebolaget LM Ericsson, Class B	49,889	514,312
Communications Equipment Total		1,197,175

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 2.1%
Dell, Inc. (b)	59,200	782,624
Computers & Peripherals Total		782,624
Electronic Equipment, Instruments & Components — 1.7%
FUJIFILM Holdings Corp.	19,400	649,927
Electronic Equipment, Instruments & Components Total		649,927
Office Electronics — 1.7%
Xerox Corp.	57,600	660,096
Office Electronics Total		660,096
Semiconductors & Semiconductor Equipment — 3.8%
Intel Corp.	38,759	818,590
STMicroelectronics NV	71,800	643,169
Semiconductors & Semiconductor Equipment Total		1,461,759
Software — 3.3%
Microsoft Corp.	50,400	1,270,584
Software Total		1,270,584
INFORMATION TECHNOLOGY TOTAL		6,022,165
MATERIALS — 2.2%
Chemicals — 2.2%
Dow Chemical Co.	26,400	823,152
Chemicals Total		823,152
MATERIALS TOTAL		823,152
TELECOMMUNICATION SERVICES — 19.5%
Diversified Telecommunication Services — 19.5%
AT&T, Inc.	30,627	851,124
Brasil Telecom SA, ADR (Ordinary) (b)	11,568	95,205
Brasil Telecom SA, ADR (Preference) (b)	15,672	321,903
Deutsche Telekom AG, Registered Shares	99,103	1,269,551
France Telecom SA	22,200	449,250
Nippon Telegraph & Telephone Corp.	27,200	1,230,691
Tele Norte Leste Participacoes SA, ADR	14,700	207,123
Telecom Italia SpA	832,893	1,025,078
Telecom Italia SpA, Savings Shares	565,300	591,238
Telefonica SA	11,774	250,567
Telefonos de Mexico SA de CV, ADR, Class L	23,700	379,200

3

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
	Verizon Communications, Inc.	24,300	777,843
Diversified Telecommunication Services Total			7,448,773
TELECOMMUNICATION SERVICES TOTAL			7,448,773

	Total Common Stocks (cost of $52,999,501)		37,555,622

	Total Investments — 98.5% (cost of $52,999,501)(c)(d)		37,555,622

	Other Assets & Liabilities, Net — 1.5%		553,832

	Net Assets — 100.0%		38,109,454

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

4

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$1,123,148	$—	$1,123,148
Consumer Staples	1,237,254	3,577,936	—	4,815,190
Energy	976,904	1,043,670	—	2,020,574
Financials	2,943,599	6,220,564	—	9,164,163
Health Care	2,414,644	3,248,280	—	5,662,924
Industrials	475,533	—	—	475,533
Information Technology	3,914,894	2,107,271	—	6,022,165
Materials	823,152	—	—	823,152
Telecommunication Services	2,632,398	4,816,375	—	7,448,773
Total Common Stocks	15,418,378	22,137,244	—	37,555,622
Total Investments	$15,418,378	$22,137,244	$—	$37,555,622

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Investments in affiliates during the nine months ended November 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bank of America Corp.	$1,191,590	$—	$—	$715	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from March 1, 2010 through April 30, 2010.

(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $52,999,501.
(d)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$5,697,492	$(21,141,371)	$(15,443,879)

5

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia International Value Fund

Value ($)
Investment Company — 100.1%
Investment in Columbia Funds Master Investment Trust, LLC, Columbia International Value Master Portfolio*	1,557,926,222

Total Investments — 100.1%	1,557,926,222

Other Assets & Liabilities, Net — (0.1)%	(777,223)

Net Assets — 100.0%	1,557,148,999

*

The investment portfolio of the Columbia International Value Master Portfolio is included below. Columbia International Value Fund invests only in Columbia International Value Master Portfolio. At November 30, 2010, Columbia International Value Fund owned 88.4% of Columbia International Value Master Portfolio.

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia International Value Master Portfolio

	Shares	Value ($)*
Common Stocks — 98.1%
CONSUMER DISCRETIONARY — 9.4%
Automobiles — 2.8%
Nissan Motor Co., Ltd.	1,330,900	12,485,096
Renault SA (a)	125,200	6,560,319
Toyota Motor Corp.	773,400	29,978,803
Automobiles Total		49,024,218
Household Durables — 1.8%
Sony Corp.	897,900	31,859,757
Household Durables Total		31,859,757
Media — 1.6%
ITV PLC (a)	27,185,276	28,157,289
Media Total		28,157,289
Multiline Retail — 1.6%
Marks & Spencer Group PLC, ADR	2,485,740	28,847,759
Multiline Retail Total		28,847,759
Specialty Retail — 1.6%
Kingfisher PLC	7,819,700	28,558,524
Specialty Retail Total		28,558,524
CONSUMER DISCRETIONARY TOTAL		166,447,547
CONSUMER STAPLES — 11.6%
Food & Staples Retailing — 8.5%
Carrefour SA	891,160	40,304,286
J Sainsbury PLC	4,965,329	27,456,566
Koninklijke Ahold NV	2,496,732	30,162,344
Seven & I Holdings Co., Ltd.	1,041,300	25,446,330
Wm. Morrison Supermarkets PLC	6,214,365	26,283,243
Food & Staples Retailing Total		149,652,769
Food Products — 1.5%
Unilever NV	904,049	25,487,612
Food Products Total		25,487,612
Tobacco — 1.6%
Japan Tobacco, Inc.	8,359	28,315,108
Tobacco Total		28,315,108
CONSUMER STAPLES TOTAL		203,455,489
ENERGY — 5.8%
Oil, Gas & Consumable Fuels — 5.8%
BP PLC	3,064,170	20,371,890
ENI SpA	2,114,387	42,512,889
Petroleo Brasileiro SA, ADR	170,243	4,984,715

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Total SA	702,481	33,997,353
Oil, Gas & Consumable Fuels Total		101,866,847
ENERGY TOTAL		101,866,847
FINANCIALS — 18.3%
Capital Markets — 1.4%
Deutsche Bank AG, Registered Shares	198,375	9,426,464
UBS AG, Registered Shares (a)	975,930	14,600,034
Capital Markets Total		24,026,498
Commercial Banks — 8.8%
Barclays PLC	4,818,407	19,361,654
Chuo Mitsui Trust Holdings, Inc.	1,436,000	5,062,054
Credit Agricole SA	683,932	8,370,015
HSBC Holdings PLC	983,039	9,903,269
Intesa Sanpaolo SpA	8,435,186	21,928,707
Mitsubishi UFJ Financial Group, Inc.	4,958,431	23,463,642
Mizuho Financial Group, Inc.	11,539,600	18,185,492
Natixis (a)	2,968,546	13,061,928
San-In Godo Bank Ltd.	233,000	1,539,672
Sumitomo Mitsui Financial Group, Inc.	781,042	23,976,811
UniCredit SpA	3,651,500	7,059,539
Yamaguchi Financial Group, Inc.	425,000	3,788,613
Commercial Banks Total		155,701,396
Insurance — 8.1%
Aegon NV (a)	5,311,757	29,157,160
MS & AD Insurance Group Holdings	1,373,000	31,485,185
NKSJ Holdings, Inc. (a)	2,857,000	19,118,958
Swiss Reinsurance Co., Ltd., Registered Shares	740,500	34,176,958
Tokio Marine Holdings, Inc.	1,021,900	28,845,408
Insurance Total		142,783,669
FINANCIALS TOTAL		322,511,563
HEALTH CARE — 12.1%
Pharmaceuticals — 12.1%
Astellas Pharma, Inc.	635,900	22,796,228
AstraZeneca PLC	611,885	28,498,794
Daiichi Sankyo Co., Ltd.	852,600	18,392,323
GlaxoSmithKline PLC	1,878,148	35,566,760
Ono Pharmaceutical Co., Ltd.	730,800	32,280,513
Sanofi-Aventis SA	697,686	42,155,007
Taisho Pharmaceutical Co., Ltd.	382,000	7,939,238

2

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Takeda Pharmaceutical Co., Ltd.	565,400	26,281,496
Pharmaceuticals Total		213,910,359
HEALTH CARE TOTAL		213,910,359
INDUSTRIALS — 1.1%
Commercial Services & Supplies — 1.1%
Dai Nippon Printing Co., Ltd.	1,555,000	19,585,525
Commercial Services & Supplies Total		19,585,525
INDUSTRIALS TOTAL		19,585,525
INFORMATION TECHNOLOGY — 14.3%
Communications Equipment — 4.1%
Alcatel-Lucent (a)	9,071,300	24,683,733
Nokia Oyj	2,463,665	22,790,700
Telefonaktiebolaget LM Ericsson, Class B	2,383,768	24,574,570
Communications Equipment Total		72,049,003
Computers & Peripherals — 0.6%
NEC Corp.	3,879,000	10,707,652
Computers & Peripherals Total		10,707,652
Electronic Equipment, Instruments & Components — 3.8%
FUJIFILM Holdings Corp.	890,505	29,833,170
TDK Corp.	185,000	11,916,282
Tyco Electronics Ltd.	861,543	26,208,138
Electronic Equipment, Instruments & Components Total		67,957,590
Office Electronics — 2.3%
Canon, Inc.	855,200	40,231,158
Office Electronics Total		40,231,158
Semiconductors & Semiconductor Equipment — 3.5%
Rohm Co., Ltd.	551,500	33,231,646
STMicroelectronics NV	3,166,900	28,368,396
Semiconductors & Semiconductor Equipment Total		61,600,042
INFORMATION TECHNOLOGY TOTAL		252,545,445
MATERIALS — 2.2%
Chemicals — 0.7%
Akzo Nobel NV	227,600	12,217,662
Chemicals Total		12,217,662
Construction Materials — 1.5%
Cemex SAB de CV, ADR (a)	2,572,781	23,257,940

3

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Italcementi SpA, Savings Shares	890,500	3,488,542
Construction Materials Total		26,746,482
MATERIALS TOTAL		38,964,144
TELECOMMUNICATION SERVICES — 20.5%
Diversified Telecommunication Services — 17.3%
Brasil Telecom SA, ADR (Ordinary) (a)	199,977	1,645,811
Brasil Telecom SA, ADR (Preference) (a)	352,511	7,240,576
Deutsche Telekom AG, Registered Shares	3,845,600	49,263,755
France Telecom SA	1,838,170	37,198,141
Nippon Telegraph & Telephone Corp.	942,500	42,644,361
Portugal Telecom SGPS SA, ADR	2,177,276	27,803,815
Swisscom AG, ADR	688,200	28,240,562
Tele Norte Leste Participacoes SA, ADR	691,100	9,737,599
Telecom Corp. of New Zealand Ltd., ADR	1,486,604	11,996,894
Telecom Italia SpA	16,491,810	20,297,197
Telecom Italia SpA, Savings Shares	32,972,210	34,485,090
Telefonica SA, ADR	232,481	14,878,784
Telefonos de Mexico SA de CV, ADR, Class L	1,158,962	18,543,392
Diversified Telecommunication Services Total		303,975,977
Wireless Telecommunication Services — 3.2%
SK Telecom Co., Ltd.	160,077	23,584,224
SK Telecom Co., Ltd., ADR	617,639	11,105,149
Tim Participacoes SA, ADR	127,738	4,108,054
Vivo Participacoes SA, ADR	228,230	6,589,000
Vodafone Group PLC	4,677,390	11,688,430
Wireless Telecommunication Services Total		57,074,857
TELECOMMUNICATION SERVICES TOTAL		361,050,834
UTILITIES — 2.8%
Electric Utilities — 2.8%
Centrais Electricas Brasileiras SA, ADR	2,512,340	33,615,109
Korea Electric Power Corp., ADR (a)	1,294,050	15,412,136
Electric Utilities Total		49,027,245
UTILITIES TOTAL		49,027,245

Total Common Stocks (cost of $2,119,304,000)		1,729,364,998

4

	Par ($)	Value ($)
Short-Term Obligation — 0.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.150%, collateralized by a U.S. Government Agency obligation maturing 11/17/14, market value $12,065,088 (repurchase proceeds $11,827,049)	11,827,000	11,827,000

Total Short-Term Obligation (cost of $11,827,000)		11,827,000

Total Investments — 98.8% (cost of $2,131,131,000)(b)(c)		1,741,191,998

Other Assets & Liabilities, Net — 1.2%		21,050,517

Net Assets — 100.0%		1,762,242,515

5

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Master Portfolio’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Master Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Master Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$166,447,547	$—	$166,447,547
Consumer Staples	—	203,455,489	—	203,455,489
Energy	4,984,715	96,882,132	—	101,866,847
Financials	—	322,511,563	—	322,511,563
Health Care	—	213,910,359	—	213,910,359
Industrials	—	19,585,525	—	19,585,525
Information Technology	26,208,138	226,337,307	—	252,545,445
Materials	23,257,940	15,706,204	—	38,964,144
Telecommunication Services	113,649,074	247,401,760	—	361,050,834
Utilities	49,027,245	—	—	49,027,245
Total Common Stocks	217,127,112	1,512,237,886	—	1,729,364,998
Total Short-Term Obligation	—	11,827,000	—	11,827,000
Total Investments	$217,127,112	$1,524,064,886	$—	$1,741,191,998

The Master Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $2,131,131,000.
(c)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$164,920,113	$(554,859,115)	$(389,939,002)

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Large Cap Core Fund

	Shares	Value ($)*
Common Stocks — 99.3%
CONSUMER DISCRETIONARY — 10.0%
Auto Components — 1.0%
Autoliv, Inc.	79,950	5,869,929
BorgWarner, Inc. (a)	87,053	5,252,778
Auto Components Total		11,122,707
Automobiles — 0.7%
Ford Motor Co. (a)	463,230	7,383,886
Automobiles Total		7,383,886
Hotels, Restaurants & Leisure — 0.4%
Las Vegas Sands Corp. (a)	82,180	4,115,574
Hotels, Restaurants & Leisure Total		4,115,574
Internet & Catalog Retail — 0.3%
priceline.com, Inc. (a)	7,280	2,868,684
Internet & Catalog Retail Total		2,868,684
Media — 3.0%
CBS Corp., Class B	337,610	5,685,352
Comcast Corp., Class A	734,360	14,687,200
DISH Network Corp., Class A (a)	255,410	4,696,990
Viacom, Inc., Class B	221,927	8,395,499
Media Total		33,465,041
Multiline Retail — 1.6%
Nordstrom, Inc.	158,820	6,797,496
Target Corp.	190,421	10,842,572
Multiline Retail Total		17,640,068
Specialty Retail — 3.0%
Limited Brands, Inc.	343,363	11,561,032
Lowe’s Companies, Inc.	569,140	12,919,478
TJX Companies, Inc.	189,372	8,637,257
Specialty Retail Total		33,117,767
CONSUMER DISCRETIONARY TOTAL		109,713,727
CONSUMER STAPLES — 10.5%
Beverages — 3.2%
Coca-Cola Co.	298,760	18,872,669
PepsiCo, Inc.	254,400	16,441,872
Beverages Total		35,314,541
Food & Staples Retailing — 2.8%
Costco Wholesale Corp.	155,820	10,534,990
CVS Caremark Corp.	457,160	14,171,960
Wal-Mart Stores, Inc.	109,241	5,908,846
Food & Staples Retailing Total		30,615,796

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 0.7%
Mead Johnson Nutrition Co., Class A	120,141	7,156,799
Food Products Total		7,156,799
Household Products — 1.6%
Colgate-Palmolive Co.	70,690	5,411,320
Procter & Gamble Co.	196,990	12,030,179
Household Products Total		17,441,499
Personal Products — 0.6%
Avon Products, Inc.	234,703	6,703,118
Personal Products Total		6,703,118
Tobacco — 1.6%
Philip Morris International, Inc.	313,287	17,822,897
Tobacco Total		17,822,897
CONSUMER STAPLES TOTAL		115,054,650
ENERGY — 12.6%
Energy Equipment & Services — 3.7%
Baker Hughes, Inc.	129,710	6,765,674
Noble Corp.	162,560	5,514,035
Oil States International, Inc. (a)	71,540	4,244,468
Schlumberger Ltd.	223,320	17,271,569
Weatherford International Ltd. (a)	347,730	7,097,169
Energy Equipment & Services Total		40,892,915
Oil, Gas & Consumable Fuels — 8.9%
Apache Corp.	145,061	15,614,366
Chevron Corp.	396,654	32,117,075
Devon Energy Corp.	136,970	9,665,973
Forest Oil Corp. (a)	193,210	6,611,646
Occidental Petroleum Corp.	291,201	25,675,192
Southwestern Energy Co. (a)	224,756	8,136,167
Oil, Gas & Consumable Fuels Total		97,820,419
ENERGY TOTAL		138,713,334
FINANCIALS — 15.0%
Capital Markets — 4.7%
Franklin Resources, Inc.	65,779	7,504,726
Goldman Sachs Group, Inc.	126,348	19,727,977
Morgan Stanley	266,170	6,510,518
Northern Trust Corp.	149,210	7,505,263
T. Rowe Price Group, Inc.	181,230	10,571,146
Capital Markets Total		51,819,630

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 4.2%
Fifth Third Bancorp.	309,685	3,700,736
Huntington Bancshares, Inc.	737,500	4,303,313
PNC Financial Services Group, Inc.	267,072	14,381,827
Wells Fargo & Co.	872,569	23,742,602
Commercial Banks Total		46,128,478
Consumer Finance — 0.7%
Discover Financial Services	397,004	7,257,233
Consumer Finance Total		7,257,233
Diversified Financial Services — 3.6%
Citigroup, Inc. (a)	3,887,490	16,327,458
IntercontinentalExchange, Inc. (a)	73,350	8,266,545
JPMorgan Chase & Co.	414,280	15,485,786
Diversified Financial Services Total		40,079,789
Insurance — 1.8%
Lincoln National Corp.	158,393	3,782,425
MetLife, Inc.	417,064	15,910,992
Insurance Total		19,693,417
FINANCIALS TOTAL		164,978,547
HEALTH CARE — 11.4%
Biotechnology — 3.3%
Amgen, Inc. (a)	245,380	12,929,072
Celgene Corp. (a)	192,670	11,440,745
Dendreon Corp. (a)	83,950	3,000,373
Gilead Sciences, Inc. (a)	246,380	8,992,870
Biotechnology Total		36,363,060
Health Care Equipment & Supplies — 0.6%
Zimmer Holdings, Inc. (a)	126,725	6,242,473
Health Care Equipment & Supplies Total		6,242,473
Health Care Providers & Services — 3.1%
Cardinal Health, Inc.	332,071	11,815,086
CIGNA Corp.	231,170	8,509,368
Express Scripts, Inc. (a)	115,750	6,029,417
Medco Health Solutions, Inc. (a)	124,337	7,624,345
Health Care Providers & Services Total		33,978,216
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc. (a)	103,267	5,252,160
Life Sciences Tools & Services Total		5,252,160
Pharmaceuticals — 3.9%
Abbott Laboratories	364,249	16,941,221
Allergan, Inc.	164,650	10,911,356

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Merck & Co., Inc.	448,850	15,471,859
Pharmaceuticals Total		43,324,436
HEALTH CARE TOTAL		125,160,345
INDUSTRIALS — 10.6%
Aerospace & Defense — 2.5%
Goodrich Corp.	96,180	8,249,359
TransDigm Group, Inc. (a)	86,545	5,928,332
United Technologies Corp.	178,765	13,455,642
Aerospace & Defense Total		27,633,333
Air Freight & Logistics — 2.4%
FedEx Corp.	61,790	5,630,305
United Parcel Service, Inc., Class B	302,764	21,232,839
Air Freight & Logistics Total		26,863,144
Building Products — 0.4%
Owens Corning (a)	178,250	4,689,757
Building Products Total		4,689,757
Industrial Conglomerates — 1.6%
3M Co.	137,900	11,580,842
Tyco International Ltd.	155,068	5,875,527
Industrial Conglomerates Total		17,456,369
Machinery — 2.7%
Cummins, Inc.	93,210	9,052,555
Dover Corp.	120,720	6,616,663
Flowserve Corp.	57,060	6,017,548
Ingersoll-Rand PLC	183,920	7,540,720
Machinery Total		29,227,486
Road & Rail — 1.0%
Union Pacific Corp.	115,048	10,366,975
Road & Rail Total		10,366,975
INDUSTRIALS TOTAL		116,237,064
INFORMATION TECHNOLOGY — 19.0%
Communications Equipment — 0.5%
Cisco Systems, Inc. (a)	282,344	5,409,711
Communications Equipment Total		5,409,711
Computers & Peripherals — 5.5%
Apple, Inc. (a)	115,974	36,085,310
EMC Corp. (a)	620,606	13,336,823
Hewlett-Packard Co.	255,490	10,712,696
Computers & Peripherals Total		60,134,829

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.	424,706	7,500,308
Tyco Electronics Ltd.	141,740	4,311,731
Electronic Equipment, Instruments & Components Total		11,812,039
Internet Software & Services — 2.8%
Akamai Technologies, Inc. (a)	165,770	8,651,536
Google, Inc., Class A (a)	40,732	22,635,180
Internet Software & Services Total		31,286,716
IT Services — 4.5%
Accenture PLC, Class A	151,300	6,554,316
International Business Machines Corp.	176,804	25,010,694
Teradata Corp. (a)	186,666	7,670,106
Visa, Inc., Class A	147,890	10,921,676
IT Services Total		50,156,792
Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc. (a)	1,308,970	9,542,391
Broadcom Corp., Class A	135,370	6,022,611
Semiconductors & Semiconductor Equipment Total		15,565,002
Software — 3.2%
Autodesk, Inc. (a)	235,293	8,303,490
Intuit, Inc. (a)	99,000	4,444,110
Microsoft Corp.	421,930	10,636,855
Nintendo Co., Ltd., ADR	185,250	6,317,025
TIBCO Software, Inc. (a)	272,710	5,356,025
Software Total		35,057,505
INFORMATION TECHNOLOGY TOTAL		209,422,594
MATERIALS — 3.9%
Chemicals — 2.2%
Celanese Corp., Series A	140,634	5,203,458
CF Industries Holdings, Inc.	32,110	3,877,925
LyondellBasell Industries NV, Class A (a)	103,840	3,033,166
Monsanto Co.	141,010	8,449,319
Potash Corp. of Saskatchewan, Inc.	24,210	3,480,188
Chemicals Total		24,044,056
Containers & Packaging — 0.5%
Packaging Corp. of America	212,421	5,448,599
Containers & Packaging Total		5,448,599
Metals & Mining — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	70,133	7,105,875

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Rio Tinto PLC, ADR	59,960	3,845,235
United States Steel Corp.	59,570	2,895,698
Metals & Mining Total		13,846,808
MATERIALS TOTAL		43,339,463
TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	709,527	19,717,756
Diversified Telecommunication Services Total		19,717,756
Wireless Telecommunication Services — 1.4%
American Tower Corp., Class A (a)	165,730	8,380,966
Millicom International Cellular SA	45,135	3,916,815
NII Holdings, Inc. (a)	95,201	3,689,991
Wireless Telecommunication Services Total		15,987,772
TELECOMMUNICATION SERVICES TOTAL		35,705,528
UTILITIES — 3.1%
Electric Utilities — 1.9%
American Electric Power Co., Inc.	213,450	7,598,820
DPL, Inc.	126,480	3,203,739
Entergy Corp.	76,200	5,428,488
PPL Corp.	198,630	5,047,188
Electric Utilities Total		21,278,235
Multi-Utilities — 1.2%
PG&E Corp.	151,858	7,126,696
Public Service Enterprise Group, Inc.	199,509	6,150,862
Multi-Utilities Total		13,277,558
UTILITIES TOTAL		34,555,793

Total Common Stocks (cost of $946,127,567)		1,092,881,045

	Par ($)
Short-Term Obligation — 0.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 03/16/15, market value $7,905,000 (repurchase proceeds $7,750,034)	7,750,000	7,750,000

Total Short-Term Obligation (cost of $7,750,000)		7,750,000

6

Value ($)
Total Investments — 100.0% (cost of $953,877,567)(b)(c)	1,100,631,045

Other Assets & Liabilities, Net — (0.0)%	(461,480)

Net Assets — 100.0%	1,100,169,565

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,092,881,045	$—	$—	$1,092,881,045
Total Short-Term Obligation	—	7,750,000	—	7,750,000
Total Investments	$1,092,881,045	$7,750,000	$—	$1,100,631,045

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $953,877,567.
(c)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$162,342,417	$(15,588,939)	$146,753,478

For the nine months ended November 30, 2010, transactions in written call option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2010	—	$—
Options written	2,530	134,571
Options terminated in closing purchase transactions	—	—
Options exercised	(310)	(50,703)
Options expired	(2,220)	(83,868)
Options outstanding at November 30, 2010	—	$—

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Large Cap Enhanced Core Fund

	Shares	Value ($)*
Common Stocks — 98.5%
CONSUMER DISCRETIONARY — 10.6%
Automobiles — 0.6%
Ford Motor Co. (a)	152,200	2,426,068
Automobiles Total		2,426,068
Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	34,100	2,670,030
Hotels, Restaurants & Leisure Total		2,670,030
Internet & Catalog Retail — 0.7%
priceline.com, Inc. (a)	7,300	2,876,565
Internet & Catalog Retail Total		2,876,565
Media — 2.2%
Comcast Corp., Class A	187,000	3,740,000
DIRECTV, Class A (a)	115,000	4,775,950
McGraw-Hill Companies, Inc.	5,700	196,593
Time Warner Cable, Inc.	12,100	744,634
Media Total		9,457,177
Multiline Retail — 1.0%
Big Lots, Inc. (a)	14,550	445,958
Family Dollar Stores, Inc.	36,500	1,832,300
Macy’s, Inc.	11,100	285,048
Target Corp.	33,750	1,921,725
Multiline Retail Total		4,485,031
Specialty Retail — 4.8%
Autozone, Inc. (a)	15,400	3,994,914
Best Buy Co., Inc.	93,600	3,998,592
GameStop Corp., Class A (a)	65,700	1,308,744
Gap, Inc.	70,600	1,508,016
Limited Brands, Inc.	109,700	3,693,599
Ross Stores, Inc.	58,600	3,801,968
TJX Companies, Inc.	49,500	2,257,695
Specialty Retail Total		20,563,528
Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	39,200	2,216,368
NIKE, Inc., Class B	7,000	602,910
Textiles, Apparel & Luxury Goods Total		2,819,278
CONSUMER DISCRETIONARY TOTAL		45,297,677
CONSUMER STAPLES — 10.7%
Beverages — 0.9%
Coca-Cola Co.	40,400	2,552,068
PepsiCo, Inc.	20,900	1,350,767
Beverages Total		3,902,835

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 3.1%
Kroger Co.	17,400	409,770
Wal-Mart Stores, Inc.	150,900	8,162,181
Walgreen Co.	136,800	4,767,480
Food & Staples Retailing Total		13,339,431
Food Products — 0.6%
Hershey Co.	52,500	2,457,000
Food Products Total		2,457,000
Household Products — 2.5%
Kimberly-Clark Corp.	66,800	4,134,252
Procter & Gamble Co.	107,250	6,549,757
Household Products Total		10,684,009
Tobacco — 3.6%
Altria Group, Inc.	227,800	5,467,200
Lorillard, Inc.	29,500	2,347,610
Philip Morris International, Inc.	131,500	7,481,035
Tobacco Total		15,295,845
CONSUMER STAPLES TOTAL		45,679,120
ENERGY — 11.6%
Energy Equipment & Services — 1.6%
National Oilwell Varco, Inc.	82,700	5,068,683
Rowan Companies, Inc. (a)	54,500	1,643,175
Energy Equipment & Services Total		6,711,858
Oil, Gas & Consumable Fuels — 10.0%
Apache Corp.	50,200	5,403,528
Chevron Corp.	126,550	10,246,753
ConocoPhillips	125,250	7,536,293
Devon Energy Corp.	64,100	4,523,537
Exxon Mobil Corp.	153,594	10,683,999
Marathon Oil Corp.	69,700	2,332,859
Peabody Energy Corp.	15,500	911,555
Valero Energy Corp.	58,200	1,133,736
Oil, Gas & Consumable Fuels Total		42,772,260
ENERGY TOTAL		49,484,118
FINANCIALS — 14.7%
Capital Markets — 1.7%
Franklin Resources, Inc.	31,500	3,593,835
Goldman Sachs Group, Inc.	3,100	484,034
T. Rowe Price Group, Inc.	52,200	3,044,826
Capital Markets Total		7,122,695

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 1.2%
Fifth Third Bancorp.	114,300	1,365,885
KeyCorp	177,700	1,338,081
SunTrust Banks, Inc.	14,100	329,376
Wells Fargo & Co.	78,400	2,133,264
Commercial Banks Total		5,166,606
Consumer Finance — 2.0%
Capital One Financial Corp.	110,300	4,106,469
Discover Financial Services	249,400	4,559,032
Consumer Finance Total		8,665,501
Diversified Financial Services — 4.7%
Bank of America Corp.	161,000	1,762,950
Citigroup, Inc. (a)	1,601,050	6,724,410
JPMorgan Chase & Co.	255,900	9,565,542
NYSE Euronext	68,650	1,875,518
Diversified Financial Services Total		19,928,420
Insurance — 3.2%
AFLAC, Inc.	55,200	2,842,800
AON Corp.	21,250	852,550
Assurant, Inc.	14,700	518,469
Berkshire Hathaway, Inc., Class B (a)	30,400	2,422,272
Hartford Financial Services Group, Inc.	104,450	2,325,057
Prudential Financial, Inc.	29,500	1,495,060
Torchmark Corp.	55,600	3,195,332
Travelers Companies, Inc.	3,900	210,561
Insurance Total		13,862,101
Real Estate Investment Trusts (REITs) — 1.9%
Apartment Investment & Management Co., Class A	157,900	3,808,548
Simon Property Group, Inc.	43,200	4,255,200
Real Estate Investment Trusts (REITs) Total		8,063,748
FINANCIALS TOTAL		62,809,071
HEALTH CARE — 10.9%
Biotechnology — 1.7%
Amgen, Inc. (a)	66,400	3,498,616
Biogen Idec, Inc. (a)	52,500	3,358,425
Cephalon, Inc. (a)	8,500	539,665
Biotechnology Total		7,396,706
Health Care Equipment & Supplies — 0.5%
C.R. Bard, Inc.	24,800	2,104,280
Health Care Equipment & Supplies Total		2,104,280

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 3.2%
AmerisourceBergen Corp.	56,250	1,735,312
Cardinal Health, Inc.	27,900	992,682
Humana, Inc. (a)	31,600	1,770,864
Laboratory Corp. of America Holdings (a)	41,200	3,379,636
UnitedHealth Group, Inc.	162,700	5,941,804
Health Care Providers & Services Total		13,820,298
Life Sciences Tools & Services — 0.4%
Waters Corp. (a)	20,500	1,575,835
Life Sciences Tools & Services Total		1,575,835
Pharmaceuticals — 5.1%
Abbott Laboratories	98,100	4,562,631
Eli Lilly & Co.	135,300	4,554,198
Forest Laboratories, Inc. (a)	19,600	625,044
Johnson & Johnson	119,000	7,324,450
Merck & Co., Inc.	71,700	2,471,499
Pfizer, Inc.	126,300	2,057,427
Pharmaceuticals Total		21,595,249
HEALTH CARE TOTAL		46,492,368
INDUSTRIALS — 10.7%
Aerospace & Defense — 2.9%
Lockheed Martin Corp.	19,200	1,306,368
Northrop Grumman Corp.	36,300	2,238,984
Raytheon Co.	70,800	3,274,500
United Technologies Corp.	72,500	5,457,075
Aerospace & Defense Total		12,276,927
Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Class B	73,700	5,168,581
Air Freight & Logistics Total		5,168,581
Commercial Services & Supplies — 0.8%
R.R. Donnelley & Sons Co.	210,000	3,309,600
Commercial Services & Supplies Total		3,309,600
Electrical Equipment — 1.3%
Emerson Electric Co.	102,200	5,628,154
Electrical Equipment Total		5,628,154
Industrial Conglomerates — 2.2%
3M Co.	10,200	856,596
General Electric Co. (b)	536,050	8,485,671
Industrial Conglomerates Total		9,342,267

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 0.7%
Eaton Corp.	10,900	1,050,760
Parker Hannifin Corp.	24,300	1,949,589
Machinery Total		3,000,349
Professional Services — 0.7%
Dun & Bradstreet Corp.	42,100	3,171,814
Professional Services Total		3,171,814
Trading Companies & Distributors — 0.9%
W.W. Grainger, Inc.	29,700	3,710,421
Trading Companies & Distributors Total		3,710,421
INDUSTRIALS TOTAL		45,608,113
INFORMATION TECHNOLOGY — 19.1%
Communications Equipment — 0.7%
Cisco Systems, Inc. (a)	90,950	1,742,602
QUALCOMM, Inc.	23,400	1,093,716
Communications Equipment Total		2,836,318
Computers & Peripherals — 6.4%
Apple, Inc. (a)	50,200	15,619,730
Hewlett-Packard Co.	130,600	5,476,058
Lexmark International, Inc., Class A (a)	90,000	3,261,600
SanDisk Corp. (a)	51,000	2,274,600
Western Digital Corp. (a)	25,500	854,250
Computers & Peripherals Total		27,486,238
Internet Software & Services — 1.3%
eBay, Inc. (a)	8,400	244,692
Google, Inc., Class A (a)	9,500	5,279,245
Internet Software & Services Total		5,523,937
IT Services — 2.6%
International Business Machines Corp.	76,700	10,849,982
Total System Services, Inc.	25,200	380,268
IT Services Total		11,230,250
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc. (a)	158,500	1,155,465
Intel Corp.	412,000	8,701,440
Teradyne, Inc. (a)	18,800	222,968
Texas Instruments, Inc.	185,400	5,895,720
Semiconductors & Semiconductor Equipment Total		15,975,593
Software — 4.3%
Intuit, Inc. (a)	79,500	3,568,755
Microsoft Corp. (b)	464,400	11,707,524
Oracle Corp.	101,750	2,751,320

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Symantec Corp. (a)	24,900	418,320
Software Total		18,445,919
INFORMATION TECHNOLOGY TOTAL		81,498,255
MATERIALS — 3.8%
Chemicals — 2.2%
E.I. du Pont de Nemours & Co.	22,100	1,038,479
Eastman Chemical Co.	55,000	4,279,550
PPG Industries, Inc.	53,600	4,178,656
Chemicals Total		9,496,685
Metals & Mining — 1.6%
Cliffs Natural Resources, Inc.	18,700	1,277,958
Freeport-McMoRan Copper & Gold, Inc.	37,350	3,784,302
Newmont Mining Corp.	29,000	1,706,070
Metals & Mining Total		6,768,330
MATERIALS TOTAL		16,265,015
TELECOMMUNICATION SERVICES — 3.3%
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	200,950	5,584,401
Qwest Communications International, Inc.	190,600	1,334,200
Verizon Communications, Inc.	216,400	6,926,964
Diversified Telecommunication Services Total		13,845,565
TELECOMMUNICATION SERVICES TOTAL		13,845,565
UTILITIES — 3.1%
Electric Utilities — 2.2%
Entergy Corp.	50,700	3,611,868
Exelon Corp.	106,200	4,181,094
FirstEnergy Corp.	43,700	1,534,307
Electric Utilities Total		9,327,269
Multi-Utilities — 0.9%
CMS Energy Corp.	12,200	219,234
Public Service Enterprise Group, Inc.	123,500	3,807,505
Multi-Utilities Total		4,026,739
UTILITIES TOTAL		13,354,008

Total Common Stocks (cost of $319,029,809)		420,333,310

6

	Par ($)	Value ($)
Short-Term Obligation — 1.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 07/14/14, market value $5,936,494 (repurchase proceeds $5,817,026)	5,817,000	5,817,000

Total Short-Term Obligation (cost of $5,817,000)		5,817,000

Total Investments — 99.8% (cost of $324,846,809)(c)(d)		426,150,310

Other Assets & Liabilities, Net — 0.2%		738,647

Net Assets — 100.0%		426,888,957

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$420,333,310	$—	$—	$420,333,310
Total Short-Term Obligation	—	5,817,000	—	5,817,000
Total Investments	420,333,310	5,817,000	—	426,150,310
Unrealized Depreciation on Futures Contracts	(35,860)	—	—	(35,860)
Total	$420,297,450	$5,817,000	$—	$426,114,450

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	A portion of these securities with a market value of $5,601,950 are pledged as collateral for open futures contracts.
(c)	Cost for federal income tax purposes is $324,846,809.
(d)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$108,553,372	$(7,249,871)	$101,303,501

At November 30, 2010, the Fund held the following open long futures contracts:

Risk Exposure/ Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
Equity Risk
S&P 500 Index	24	$7,077,600	$7,113,460	Dec-2010	$(35,860)

8

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Large Cap Index Fund

	Shares	Value ($)*
Common Stocks — 97.7%
CONSUMER DISCRETIONARY — 10.6%
Auto Components — 0.2%
Goodyear Tire & Rubber Co. (a)	66,535	636,075
Johnson Controls, Inc.	184,290	6,715,527
Auto Components Total		7,351,602
Automobiles — 0.6%
Ford Motor Co. (a)	941,226	15,003,143
Harley-Davidson, Inc.	64,487	2,017,153
Automobiles Total		17,020,296
Distributors — 0.1%
Genuine Parts Co.	43,127	2,076,134
Distributors Total		2,076,134
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	34,712	1,180,208
DeVry, Inc.	17,214	739,169
H&R Block, Inc.	84,470	1,063,477
Diversified Consumer Services Total		2,982,854
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	118,984	4,915,229
Darden Restaurants, Inc.	37,854	1,852,953
International Game Technology	81,614	1,263,385
Marriott International, Inc., Class A	78,469	3,076,769
McDonald’s Corp.	291,329	22,811,061
Starbucks Corp.	202,511	6,196,837
Starwood Hotels & Resorts Worldwide, Inc.	52,010	2,956,248
Wyndham Worldwide Corp.	48,862	1,404,782
Wynn Resorts Ltd.	20,598	2,082,458
Yum! Brands, Inc.	127,812	6,400,825
Hotels, Restaurants & Leisure Total		52,960,547
Household Durables — 0.4%
D.R. Horton, Inc.	76,671	769,777
Fortune Brands, Inc.	41,739	2,466,357
Harman International Industries, Inc. (a)	19,054	830,564
Leggett & Platt, Inc.	40,062	829,283
Lennar Corp., Class A	43,508	660,887
Newell Rubbermaid, Inc.	79,487	1,332,997
Pulte Homes, Inc. (a)	92,130	576,734
Stanley Black & Decker, Inc.	45,332	2,698,614
Whirlpool Corp.	20,767	1,515,991
Household Durables Total		11,681,204

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Internet & Catalog Retail — 0.8%
Amazon.com, Inc. (a)	96,807	16,979,948
Expedia, Inc.	56,836	1,496,492
priceline.com, Inc. (a)	13,275	5,231,013
Internet & Catalog Retail Total		23,707,453
Leisure Equipment & Products — 0.1%
Eastman Kodak Co. (a)	73,534	346,345
Hasbro, Inc.	38,219	1,821,518
Mattel, Inc.	98,488	2,544,930
Leisure Equipment & Products Total		4,712,793
Media — 3.0%
CBS Corp., Class B	186,352	3,138,168
Comcast Corp., Class A	768,143	15,362,860
DIRECTV, Class A (a)	237,266	9,853,657
Discovery Communications, Inc., Class A (a)	77,850	3,174,723
Gannett Co., Inc.	65,287	855,912
Interpublic Group of Companies, Inc. (a)	133,769	1,424,640
McGraw-Hill Companies, Inc.	84,618	2,918,475
Meredith Corp.	9,907	333,073
New York Times Co., Class A (a)	32,304	290,413
News Corp., Class A	624,140	8,513,270
Omnicom Group, Inc.	82,463	3,747,119
Scripps Networks Interactive Inc., Class A	24,611	1,253,930
Time Warner Cable, Inc.	97,204	5,981,934
Time Warner, Inc.	307,717	9,074,574
Viacom, Inc., Class B	166,478	6,297,863
Walt Disney Co.	523,421	19,110,101
Washington Post Co., Class B	1,564	589,659
Media Total		91,920,371
Multiline Retail — 0.9%
Big Lots, Inc. (a)	20,656	633,106
Family Dollar Stores, Inc.	36,324	1,823,465
J.C. Penney Co., Inc.	64,724	2,153,368
Kohl’s Corp. (a)	84,313	4,756,939
Macy’s, Inc.	115,712	2,971,484
Nordstrom, Inc.	46,166	1,975,905
Sears Holdings Corp. (a)	12,080	791,240

2

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Target Corp.	197,489	11,245,024
Multiline Retail Total		26,350,531
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	24,119	1,211,980
AutoNation, Inc. (a)	17,231	450,246
Autozone, Inc. (a)	7,882	2,044,670
Bed Bath & Beyond, Inc. (a)	72,174	3,156,891
Best Buy Co., Inc.	94,661	4,043,918
CarMax, Inc. (a)	61,275	2,015,947
GameStop Corp., Class A (a)	41,108	818,871
Gap, Inc.	120,219	2,567,878
Home Depot, Inc.	455,715	13,767,150
Limited Brands, Inc.	72,485	2,440,570
Lowe’s Companies., Inc.	384,016	8,717,163
O’Reilly Automotive, Inc. (a)	37,941	2,283,289
Office Depot, Inc. (a)	75,570	328,730
RadioShack Corp.	34,311	633,038
Ross Stores, Inc.	33,000	2,141,040
Staples, Inc.	199,772	4,396,982
Tiffany & Co.	34,550	2,145,555
TJX Companies, Inc.	109,697	5,003,280
Urban Outfitters, Inc. (a)	35,200	1,330,208
Specialty Retail Total		59,497,406
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	81,431	4,604,109
NIKE, Inc., Class B	105,725	9,106,094
Polo Ralph Lauren Corp.	17,813	1,945,892
V.F. Corp.	23,620	1,957,626
Textiles, Apparel & Luxury Goods Total		17,613,721
CONSUMER DISCRETIONARY TOTAL		317,874,912
CONSUMER STAPLES — 10.8%
Beverages — 2.6%
Brown-Forman Corp., Class B	28,408	1,858,452
Coca-Cola Co.	632,089	39,929,062
Coca-Cola Enterprises, Inc.	90,789	2,192,554
Constellation Brands, Inc., Class A (a)	48,492	999,420
Dr Pepper Snapple Group, Inc.	65,364	2,394,283
Molson Coors Brewing Co., Class B	43,237	2,060,243
PepsiCo, Inc.	435,365	28,137,640
Beverages Total		77,571,654

3

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	120,143	8,122,868
CVS Caremark Corp.	371,733	11,523,723
Kroger Co.	175,735	4,138,559
Safeway, Inc.	104,457	2,401,467
SUPERVALU, Inc.	58,106	525,278
Sysco Corp.	161,059	4,673,932
Wal-Mart Stores, Inc.	547,401	29,608,920
Walgreen Co.	266,356	9,282,507
Whole Foods Market, Inc. (a)	39,974	1,887,573
Food & Staples Retailing Total		72,164,827
Food Products — 1.8%
Archer-Daniels-Midland Co.	175,002	5,073,308
Campbell Soup Co.	53,008	1,796,971
ConAgra Foods, Inc.	120,285	2,583,722
Dean Foods Co. (a)	49,875	362,591
General Mills, Inc.	175,775	6,210,131
H.J. Heinz Co.	87,150	4,206,730
Hershey Co.	42,282	1,978,798
Hormel Foods Corp.	18,975	931,293
J.M. Smucker Co.	32,753	2,071,627
Kellogg Co.	71,320	3,511,084
Kraft Foods, Inc., Class A	477,305	14,438,476
McCormick & Co., Inc., Non-Voting Shares	36,491	1,605,969
Mead Johnson Nutrition Co., Class A	56,000	3,335,920
Sara Lee Corp.	181,247	2,718,705
Tyson Foods, Inc., Class A	81,641	1,292,377
Food Products Total		52,117,702
Household Products — 2.2%
Clorox Co.	37,983	2,347,729
Colgate-Palmolive Co.	133,034	10,183,753
Kimberly-Clark Corp.	111,988	6,930,937
Procter & Gamble Co.	776,868	47,443,329
Household Products Total		66,905,748
Personal Products — 0.2%
Avon Products, Inc.	117,356	3,351,687
Estée Lauder Companies, Inc., Class A	31,239	2,340,426
Personal Products Total		5,692,113

4

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 1.6%
Altria Group, Inc.	570,354	13,688,496
Lorillard, Inc.	41,561	3,307,424
Philip Morris International, Inc.	501,659	28,539,381
Reynolds American, Inc.	92,468	2,860,960
Tobacco Total		48,396,261
CONSUMER STAPLES TOTAL		322,848,305
ENERGY — 11.5%
Energy Equipment & Services — 2.1%
Baker Hughes, Inc.	118,014	6,155,610
Cameron International Corp. (a)	66,262	3,187,865
Diamond Offshore Drilling, Inc.	19,047	1,233,484
FMC Technologies, Inc. (a)	32,879	2,769,727
Halliburton Co.	249,300	9,433,512
Helmerich & Payne, Inc.	28,950	1,313,172
Nabors Industries Ltd. (a)	78,034	1,723,771
National-Oilwell Varco, Inc.	114,664	7,027,756
Rowan Companies, Inc. (a)	34,579	1,042,557
Schlumberger Ltd.	373,976	28,923,304
Energy Equipment & Services Total		62,810,758
Oil, Gas & Consumable Fuels — 9.4%
Anadarko Petroleum Corp.	135,491	8,693,103
Apache Corp.	104,486	11,246,873
Cabot Oil & Gas Corp.	28,493	996,400
Chesapeake Energy Corp.	179,067	3,781,895
Chevron Corp.	550,272	44,555,524
ConocoPhillips	405,960	24,426,613
Consol Energy, Inc.	61,821	2,594,009
Denbury Resources, Inc. (a)	109,225	1,985,710
Devon Energy Corp.	119,060	8,402,064
El Paso Corp.	192,677	2,599,213
EOG Resources, Inc.	69,327	6,166,637
EQT Corp.	40,788	1,650,690
Exxon Mobil Corp. (b)	1,393,543	96,934,851
Hess Corp.	79,975	5,602,249
Marathon Oil Corp.	194,177	6,499,104
Massey Energy Co.	27,951	1,372,674
Murphy Oil Corp.	52,532	3,546,961
Noble Energy, Inc.	47,867	3,889,194
Occidental Petroleum Corp.	222,263	19,596,929
Peabody Energy Corp.	73,678	4,333,003

5

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Pioneer Natural Resources Co.	31,728	2,541,730
QEP Resources, Inc.	47,950	1,684,484
Range Resources Corp.	43,760	1,837,482
Southwestern Energy Co. (a)	94,677	3,427,307
Spectra Energy Corp.	177,313	4,214,730
Sunoco, Inc.	33,024	1,325,583
Tesoro Corp. (a)	39,084	637,851
Valero Energy Corp.	155,024	3,019,868
Williams Companies, Inc.	159,985	3,649,258
Oil, Gas & Consumable Fuels Total		281,211,989
ENERGY TOTAL		344,022,747
FINANCIALS — 15.0%
Capital Markets — 2.4%
Ameriprise Financial, Inc. (c)	68,676	3,560,164
Bank of New York Mellon Corp.	332,269	8,967,940
Charles Schwab Corp.	271,154	4,075,445
E*Trade Financial Corp. (a)	54,360	801,810
Federated Investors, Inc., Class B	25,119	595,572
Franklin Resources, Inc.	40,077	4,572,385
Goldman Sachs Group, Inc.	141,138	22,037,287
Invesco Ltd.	128,099	2,784,872
Janus Capital Group, Inc.	50,300	525,132
Legg Mason, Inc.	42,286	1,379,369
Morgan Stanley	413,851	10,122,796
Northern Trust Corp.	66,220	3,330,866
State Street Corp.	137,319	5,932,181
T. Rowe Price Group, Inc.	70,189	4,094,124
Capital Markets Total		72,779,943
Commercial Banks — 2.7%
BB&T Corp.	189,662	4,400,158
Comerica, Inc.	48,267	1,761,263
Fifth Third Bancorp.	217,962	2,604,646
First Horizon National Corp. (a)	63,618	608,824
Huntington Bancshares, Inc.	196,179	1,144,705
KeyCorp	240,936	1,814,248
M&T Bank Corp.	32,541	2,504,355
Marshall & Ilsley Corp.	144,402	691,686
PNC Financial Services Group, Inc.	143,838	7,745,676
Regions Financial Corp.	343,717	1,849,197
SunTrust Banks, Inc.	136,793	3,195,485

6

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
U.S. Bancorp	524,719	12,477,818
Wells Fargo & Co.	1,432,250	38,971,523
Zions Bancorporation	47,478	923,447
Commercial Banks Total		80,693,031
Consumer Finance — 0.7%
American Express Co.	286,508	12,382,875
Capital One Financial Corp.	125,004	4,653,899
Discover Financial Services	148,939	2,722,605
SLM Corp. (a)	132,947	1,535,538
Consumer Finance Total		21,294,917
Diversified Financial Services — 3.8%
Bank of America Corp. (c)	2,746,067	30,069,434
Citigroup, Inc. (a)	6,977,898	29,307,172
CME Group, Inc.	18,445	5,313,267
IntercontinentalExchange, Inc. (a)	20,245	2,281,611
JPMorgan Chase & Co.	1,085,175	40,563,841
Leucadia National Corp. (a)	53,950	1,400,542
Moody’s Corp.	55,814	1,497,490
NASDAQ OMX Group, Inc. (a)	39,409	845,717
NYSE Euronext	71,308	1,948,134
Diversified Financial Services Total		113,227,208
Insurance — 3.8%
ACE Ltd.	92,775	5,429,193
AFLAC, Inc.	128,811	6,633,767
Allstate Corp.	147,264	4,286,855
American International Group, Inc. (a)	36,990	1,527,317
AON Corp.	89,815	3,603,378
Assurant, Inc.	29,136	1,027,627
Berkshire Hathaway, Inc., Class B (a)	473,450	37,724,496
Chubb Corp.	86,049	4,905,653
Cincinnati Financial Corp.	44,548	1,342,899
Genworth Financial, Inc., Class A (a)	133,913	1,561,426
Hartford Financial Services Group, Inc.	121,622	2,707,306
Lincoln National Corp.	86,637	2,068,892
Loews Corp.	87,024	3,255,568
Marsh & McLennan Companies, Inc.	148,443	3,722,950
MetLife, Inc.	248,101	9,465,053
Principal Financial Group, Inc.	87,671	2,388,158
Progressive Corp.	182,680	3,715,711
Prudential Financial, Inc.	127,802	6,477,005
Torchmark Corp.	22,146	1,272,731

7

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Travelers Companies, Inc.	128,605	6,943,384
Unum Group	89,393	1,921,056
XL Group PLC	88,446	1,738,848
Insurance Total		113,719,273
Real Estate Investment Trusts (REITs) — 1.4%
Apartment Investment & Management Co., Class A	32,000	771,840
AvalonBay Communities, Inc.	23,295	2,570,137
Boston Properties, Inc.	38,098	3,192,612
Equity Residential Property Trust	77,533	3,875,099
HCP, Inc.	84,869	2,794,736
Health Care REIT, Inc.	36,297	1,679,825
Host Hotels & Resorts, Inc.	180,137	2,968,658
Kimco Realty Corp.	111,060	1,850,260
Plum Creek Timber Co., Inc.	44,259	1,595,094
ProLogis	152,392	1,982,620
Public Storage	38,134	3,683,744
Simon Property Group, Inc.	80,116	7,891,426
Ventas, Inc.	42,976	2,203,380
Vornado Realty Trust	44,443	3,625,660
Weyerhaeuser Co.	146,634	2,447,322
Real Estate Investment Trusts (REITs) Total		43,132,413
Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A (a)	79,271	1,521,210
Real Estate Management & Development Total		1,521,210
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	144,159	1,636,205
People’s United Financial, Inc.	101,528	1,257,932
Thrifts & Mortgage Finance Total		2,894,137
FINANCIALS TOTAL		449,262,132
HEALTH CARE — 11.0%
Biotechnology — 1.3%
Amgen, Inc. (a)	262,269	13,818,954
Biogen Idec, Inc. (a)	66,174	4,233,151
Celgene Corp. (a)	128,616	7,637,218
Cephalon, Inc. (a)	20,543	1,304,275
Genzyme Corp. (a)	69,698	4,963,891
Gilead Sciences, Inc. (a)	229,522	8,377,553
Biotechnology Total		40,335,042

8

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	159,903	7,763,291
Becton Dickinson & Co.	63,494	4,948,087
Boston Scientific Corp. (a)	415,135	2,665,167
C.R. Bard, Inc.	25,621	2,173,942
CareFusion Corp. (a)	60,895	1,392,669
DENTSPLY International, Inc.	39,101	1,209,003
Intuitive Surgical, Inc. (a)	10,791	2,808,789
Medtronic, Inc.	295,536	9,909,322
St. Jude Medical, Inc. (a)	93,350	3,611,711
Stryker Corp.	93,436	4,680,209
Varian Medical Systems, Inc. (a)	33,318	2,193,324
Zimmer Holdings, Inc. (a)	54,972	2,707,921
Health Care Equipment & Supplies Total		46,063,435
Health Care Providers & Services — 2.0%
Aetna, Inc.	114,203	3,382,693
AmerisourceBergen Corp.	76,321	2,354,503
Cardinal Health, Inc.	96,116	3,419,807
CIGNA Corp.	74,469	2,741,204
Coventry Health Care, Inc. (a)	40,577	1,027,410
DaVita, Inc. (a)	26,587	1,932,875
Express Scripts, Inc. (a)	148,417	7,731,042
Humana, Inc. (a)	46,294	2,594,316
Laboratory Corp. of America Holdings (a)	28,147	2,308,898
McKesson Corp.	71,533	4,570,959
Medco Health Solutions, Inc. (a)	118,704	7,278,929
Patterson Companies, Inc.	26,433	785,853
Quest Diagnostics, Inc.	40,228	1,984,045
Tenet Healthcare Corp. (a)	132,813	541,877
UnitedHealth Group, Inc.	307,649	11,235,341
WellPoint, Inc. (a)	109,441	6,100,241
Health Care Providers & Services Total		59,989,993
Health Care Technology — 0.1%
Cerner Corp. (a)	19,425	1,706,681
Health Care Technology Total		1,706,681
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. (a)	94,757	3,318,390
Life Technologies Corp. (a)	50,195	2,499,962
PerkinElmer, Inc.	32,245	751,309
Thermo Fisher Scientific, Inc. (a)	111,479	5,669,822

9

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Waters Corp. (a)	25,204	1,937,431
Life Sciences Tools & Services Total		14,176,914
Pharmaceuticals — 5.6%
Abbott Laboratories	422,597	19,654,987
Allergan, Inc.	84,189	5,579,205
Bristol-Myers Squibb Co.	469,286	11,844,779
Eli Lilly & Co.	277,738	9,348,661
Forest Laboratories, Inc. (a)	78,105	2,490,768
Hospira, Inc. (a)	45,782	2,575,695
Johnson & Johnson	753,793	46,395,959
King Pharmaceuticals, Inc. (a)	68,330	966,870
Merck & Co., Inc.	842,315	29,034,598
Mylan, Inc. (a)	119,078	2,329,761
Pfizer, Inc.	2,199,951	35,837,202
Watson Pharmaceuticals, Inc. (a)	34,157	1,664,812
Pharmaceuticals Total		167,723,297
HEALTH CARE TOTAL		329,995,362
INDUSTRIALS — 10.6%
Aerospace & Defense — 2.7%
Boeing Co.	200,285	12,772,174
General Dynamics Corp.	104,141	6,882,679
Goodrich Corp.	34,271	2,939,424
Honeywell International, Inc.	211,303	10,503,872
ITT Corp.	50,233	2,310,718
L-3 Communications Holdings, Inc.	31,314	2,202,314
Lockheed Martin Corp.	81,377	5,536,891
Northrop Grumman Corp.	80,487	4,964,438
Precision Castparts Corp.	38,955	5,378,517
Raytheon Co.	102,381	4,735,121
Rockwell Collins, Inc.	43,014	2,411,365
United Technologies Corp.	254,316	19,142,365
Aerospace & Defense Total		79,779,878
Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	45,403	3,346,655
Expeditors International of Washington, Inc.	58,116	3,074,336
FedEx Corp.	86,040	7,839,965
United Parcel Service, Inc., Class B	271,180	19,017,854
Air Freight & Logistics Total		33,278,810

10

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Airlines — 0.1%
Southwest Airlines Co.	204,152	2,719,304
Airlines Total		2,719,304
Building Products — 0.0%
Masco Corp.	98,153	1,070,849
Building Products Total		1,070,849
Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	30,120	1,130,705
Cintas Corp.	36,413	973,866
Iron Mountain, Inc.	55,115	1,224,104
Pitney Bowes, Inc.	56,567	1,241,080
R.R. Donnelley & Sons Co.	56,480	890,125
Republic Services, Inc.	83,894	2,360,777
Stericycle, Inc. (a)	23,312	1,722,757
Waste Management, Inc.	130,662	4,475,173
Commercial Services & Supplies Total		14,018,587
Construction & Engineering — 0.2%
Fluor Corp.	48,898	2,827,771
Jacobs Engineering Group, Inc. (a)	34,396	1,324,246
Quanta Services, Inc. (a)	57,718	1,016,414
Construction & Engineering Total		5,168,431
Electrical Equipment — 0.5%
Emerson Electric Co.	205,956	11,341,997
Rockwell Automation, Inc.	38,868	2,569,952
Roper Industries, Inc.	25,775	1,866,368
Electrical Equipment Total		15,778,317
Industrial Conglomerates — 2.3%
3M Co.	195,188	16,391,888
General Electric Co. (b)	2,925,934	46,317,535
Textron, Inc.	75,008	1,677,179
Tyco International Ltd.	136,200	5,160,618
Industrial Conglomerates Total		69,547,220
Machinery — 2.2%
Caterpillar, Inc.	172,583	14,600,522
Cummins, Inc.	54,386	5,281,968
Danaher Corp.	146,413	6,332,362
Deere & Co.	116,028	8,667,292
Dover Corp.	51,076	2,799,476
Eaton Corp.	45,900	4,424,760
Flowserve Corp.	15,263	1,609,636
Illinois Tool Works, Inc.	137,757	6,561,366

11

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Ingersoll-Rand PLC	88,000	3,608,000
PACCAR, Inc.	99,763	5,373,235
Pall Corp.	31,905	1,444,339
Parker Hannifin Corp.	44,065	3,535,335
Snap-On, Inc.	15,929	843,122
Machinery Total		65,081,413
Professional Services — 0.1%
Dun & Bradstreet Corp.	13,707	1,032,686
Equifax, Inc.	34,210	1,184,008
Robert Half International, Inc.	40,360	1,118,779
Professional Services Total		3,335,473
Road & Rail — 0.8%
CSX Corp.	103,935	6,320,288
Norfolk Southern Corp.	100,842	6,067,663
Ryder System, Inc.	14,329	617,723
Union Pacific Corp.	136,182	12,271,360
Road & Rail Total		25,277,034
Trading Companies & Distributors — 0.1%
Fastenal Co.	40,324	2,158,140
W.W. Grainger, Inc.	16,348	2,042,356
Trading Companies & Distributors Total		4,200,496
INDUSTRIALS TOTAL		319,255,812
INFORMATION TECHNOLOGY — 18.4%
Communications Equipment — 2.1%
Cisco Systems, Inc. (a)	1,562,988	29,946,850
Harris Corp.	35,283	1,560,920
JDS Uniphase Corp. (a)	60,598	719,298
Juniper Networks, Inc. (a)	142,272	4,840,093
Motorola, Inc. (a)	638,742	4,892,764
QUALCOMM, Inc.	439,332	20,534,378
Tellabs, Inc.	104,401	658,770
Communications Equipment Total		63,153,073
Computers & Peripherals — 4.4%
Apple, Inc. (a)	250,012	77,791,234
Dell, Inc. (a)	463,020	6,121,124
EMC Corp. (a)	562,008	12,077,552
Hewlett-Packard Co.	620,590	26,021,339
Lexmark International, Inc., Class A (a)	21,445	777,167
NetApp, Inc. (a)	97,687	4,975,199
QLogic Corp. (a)	29,853	534,070

12

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
SanDisk Corp. (a)	63,832	2,846,907
Western Digital Corp. (a)	62,756	2,102,326
Computers & Peripherals Total		133,246,918
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	47,558	2,379,327
Corning, Inc.	427,429	7,548,396
FLIR Systems, Inc. (a)	43,251	1,159,343
Jabil Circuit, Inc.	53,568	809,413
Molex, Inc.	37,649	783,099
Electronic Equipment, Instruments & Components Total		12,679,578
Internet Software & Services — 1.9%
Akamai Technologies, Inc. (a)	49,662	2,591,860
eBay, Inc. (a)	315,985	9,204,643
Google, Inc., Class A (a)	68,037	37,808,841
Monster Worldwide, Inc. (a)	35,488	801,319
VeriSign, Inc. (a)	47,688	1,636,175
Yahoo!, Inc. (a)	368,995	5,819,051
Internet Software & Services Total		57,861,889
IT Services — 3.1%
Automatic Data Processing, Inc.	134,623	6,000,147
Cognizant Technology Solutions Corp., Class A (a)	82,355	5,351,428
Computer Sciences Corp.	42,261	1,886,108
Fidelity National Information Services, Inc.	72,123	1,940,109
Fiserv, Inc. (a)	41,125	2,274,213
International Business Machines Corp.	345,232	48,836,519
MasterCard, Inc., Class A	26,475	6,275,369
Paychex, Inc.	88,034	2,512,490
SAIC, Inc. (a)	80,325	1,230,579
Teradata Corp. (a)	45,782	1,881,182
Total System Services, Inc.	45,384	684,845
Visa, Inc., Class A	136,025	10,045,446
Western Union Co.	180,697	3,187,495
IT Services Total		92,105,930
Office Electronics — 0.1%
Xerox Corp.	378,482	4,337,404
Office Electronics Total		4,337,404
Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc. (a)	155,122	1,130,839
Altera Corp.	84,128	2,952,052

13

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Analog Devices, Inc.	81,615	2,902,229
Applied Materials, Inc.	365,687	4,545,489
Broadcom Corp., Class A	122,610	5,454,919
First Solar, Inc. (a)	14,725	1,808,966
Intel Corp.	1,523,887	32,184,493
KLA-Tencor Corp.	45,910	1,683,520
Linear Technology Corp.	61,471	2,003,955
LSI Corp. (a)	175,679	1,008,397
MEMC Electronic Materials, Inc. (a)	62,249	720,221
Microchip Technology, Inc.	50,897	1,710,648
Micron Technology, Inc. (a)	233,957	1,698,528
National Semiconductor Corp.	65,542	874,986
Novellus Systems, Inc. (a)	25,164	758,695
NVIDIA Corp. (a)	157,048	2,135,853
Teradyne, Inc. (a)	49,582	588,043
Texas Instruments, Inc.	327,094	10,401,589
Xilinx, Inc.	70,850	1,921,452
Semiconductors & Semiconductor Equipment Total		76,484,874
Software — 3.8%
Adobe Systems, Inc. (a)	143,790	3,987,297
Autodesk, Inc. (a)	62,216	2,195,603
BMC Software, Inc. (a)	48,856	2,169,206
CA, Inc.	105,892	2,423,868
Citrix Systems, Inc. (a)	51,152	3,397,516
Compuware Corp. (a)	61,146	629,804
Electronic Arts, Inc. (a)	90,410	1,348,013
Intuit, Inc. (a)	77,337	3,471,658
McAfee, Inc. (a)	41,644	1,951,021
Microsoft Corp.	2,084,116	52,540,564
Novell, Inc. (a)	96,161	573,120
Oracle Corp.	1,059,201	28,640,795
Red Hat, Inc. (a)	51,675	2,247,862
Salesforce.com, Inc. (a)	31,980	4,452,256
Symantec Corp. (a)	216,008	3,628,934
Software Total		113,657,517
INFORMATION TECHNOLOGY TOTAL		553,527,183
MATERIALS — 3.5%
Chemicals — 2.0%
Air Products & Chemicals, Inc.	58,119	5,011,020
Airgas, Inc.	20,350	1,243,385

14

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
CF Industries Holdings, Inc.	19,476	2,352,117
Dow Chemical Co.	317,442	9,897,842
E.I. Du Pont de Nemours & Co.	248,051	11,655,916
Eastman Chemical Co.	19,775	1,538,693
Ecolab, Inc.	63,895	3,054,820
FMC Corp.	19,850	1,544,727
International Flavors & Fragrances, Inc.	21,896	1,149,978
Monsanto Co.	147,911	8,862,827
PPG Industries, Inc.	45,203	3,524,026
Praxair, Inc.	83,802	7,713,974
Sherwin-Williams Co.	24,737	1,834,743
Sigma-Aldrich Corp.	33,234	2,101,053
Chemicals Total		61,485,121
Construction Materials — 0.0%
Vulcan Materials Co.	35,078	1,407,329
Construction Materials Total		1,407,329
Containers & Packaging — 0.2%
Ball Corp.	25,080	1,652,271
Bemis Co., Inc.	29,824	937,070
Owens-Illinois, Inc. (a)	44,789	1,203,928
Sealed Air Corp.	43,645	1,014,746
Containers & Packaging Total		4,808,015
Metals & Mining — 1.2%
AK Steel Holding Corp.	30,138	400,233
Alcoa, Inc.	279,443	3,666,292
Allegheny Technologies, Inc.	26,928	1,392,178
Cliffs Natural Resources, Inc.	37,050	2,531,997
Freeport-McMoRan Copper & Gold, Inc.	128,707	13,040,593
Newmont Mining Corp.	134,800	7,930,284
Nucor Corp.	86,333	3,258,207
Titanium Metals Corp. (a)	24,687	426,345
United States Steel Corp.	39,317	1,911,199
Metals & Mining Total		34,557,328
Paper & Forest Products — 0.1%
International Paper Co.	119,592	2,986,212

15

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
MeadWestvaco Corp.	46,710	1,160,277
Paper & Forest Products Total		4,146,489
MATERIALS TOTAL		106,404,282
TELECOMMUNICATION SERVICES — 3.0%
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	1,617,129	44,940,015
CenturyTel, Inc.	82,493	3,546,374
Frontier Communications Corp.	271,525	2,470,877
Qwest Communications International, Inc.	476,044	3,332,308
Verizon Communications, Inc.	773,576	24,762,168
Windstream Corp.	132,267	1,724,762
Diversified Telecommunication Services Total		80,776,504
Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (a)	109,828	5,554,002
MetroPCS Communications, Inc. (a)	71,648	870,523
Sprint Nextel Corp. (a)	816,850	3,087,693
Wireless Telecommunication Services Total		9,512,218
TELECOMMUNICATION SERVICES TOTAL		90,288,722
UTILITIES — 3.3%
Electric Utilities — 1.8%
Allegheny Energy, Inc.	46,390	1,058,620
American Electric Power Co., Inc.	131,191	4,670,400
Duke Energy Corp.	360,900	6,333,795
Edison International	89,216	3,295,639
Entergy Corp.	51,122	3,641,931
Exelon Corp.	180,923	7,122,938
FirstEnergy Corp.	83,401	2,928,209
NextEra Energy, Inc.	113,794	5,760,252
Northeast Utilities	48,208	1,499,269
Pepco Holdings, Inc.	61,308	1,125,002
Pinnacle West Capital Corp.	29,686	1,199,908
PPL Corp.	132,147	3,357,855
Progress Energy, Inc.	80,043	3,497,079
Southern Co.	227,350	8,575,642
Electric Utilities Total		54,066,539
Gas Utilities — 0.1%
Nicor, Inc.	12,413	536,862
ONEOK, Inc.	29,100	1,487,301
Gas Utilities Total		2,024,163

16

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (a)	182,505	1,972,879
Constellation Energy Group, Inc.	55,237	1,566,522
NRG Energy, Inc. (a)	69,250	1,342,065
Independent Power Producers & Energy Traders Total		4,881,466
Multi-Utilities — 1.3%
Ameren Corp.	65,467	1,880,212
CenterPoint Energy, Inc.	115,439	1,804,312
CMS Energy Corp.	66,875	1,201,744
Consolidated Edison, Inc.	77,321	3,740,017
Dominion Resources, Inc.	161,250	6,696,712
DTE Energy Co.	46,174	2,057,052
Integrys Energy Group, Inc.	21,185	1,031,710
NiSource, Inc.	76,093	1,273,036
PG&E Corp.	106,970	5,020,102
Public Service Enterprise Group, Inc.	138,498	4,269,893
SCANA Corp.	30,868	1,253,858
Sempra Energy	67,846	3,398,406
TECO Energy, Inc.	58,773	984,448
Wisconsin Energy Corp.	31,978	1,925,715
Xcel Energy, Inc.	125,771	2,955,618
Multi-Utilities Total		39,492,835
UTILITIES TOTAL		100,465,003

Total Common Stocks (cost of $2,458,222,613)		2,933,944,460

	Par ($)
Short-Term Obligation — 2.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 09/08/14, market value $63,289,875 (repurchase proceeds $62,046,276)	62,046,000	62,046,000

Total Short-Term Obligation (cost of $62,046,000)		62,046,000

Total Investments — 99.8% (cost of $2,520,268,613)(d)(e)		2,995,990,460

Other Assets & Liabilities, Net — 0.2%		6,726,079

Net Assets — 100.0%		3,002,716,539

17

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$2,933,944,460	$—	$—	$2,933,944,460
Total Short-Term Obligation	—	62,046,000	—	62,046,000
Total Investments	2,933,944,460	62,046,000	—	2,995,990,460
Unrealized Appreciation on Futures Contracts	468,323	—	—	468,323
Total	$2,934,412,783	$62,046,000	$—	$2,996,458,783

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	A portion of these securities with a market value of $24,999,900 are pledged as collateral for open futures contracts.

18

(c)	Investments in affiliates during the nine months ended November 30, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Ameriprise Financial, Inc.	$—	$126,500	$55,961	$36,608	$3,560,164

As of May 1, 2010, this company became an affiliate of the fund. The above table reflects activity for the period from May 1, 2010 through November 30, 2010.

Bank of America Corp.	$43,612,831	$393,237	$—	$26,178	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from March 1, 2010 through April 30, 2010.

(d)	Cost for federal income tax purposes is $2,520,268,613.
(e)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$914,463,743	$(438,741,896)	$475,721,847

At November 30, 2010, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Risk Exposure/Type	Contracts	Value	Face Value	Date	Appreciation
Equity Risk
S&P 500 Index	232	$68,416,800	$67,948,477	Dec-2010	$468,323

19

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Large Cap Value Fund

	Shares	Value ($)*
Common Stocks — 95.3%
CONSUMER DISCRETIONARY — 9.8%
Auto Components — 0.6%
Dana Holding Corp. (a)	820,100	12,391,711
Auto Components Total		12,391,711
Automobiles — 1.4%
Ford Motor Co. (a)	898,465	14,321,532
General Motors Co. (a)	385,403	13,180,783
Automobiles Total		27,502,315
Distributors — 1.1%
Genuine Parts Co.	446,800	21,508,952
Distributors Total		21,508,952
Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	456,800	18,870,408
McDonald’s Corp.	235,947	18,474,650
Starwood Hotels & Resorts Worldwide, Inc.	186,993	10,628,682
Hotels, Restaurants & Leisure Total		47,973,740
Media — 1.0%
Omnicom Group, Inc.	453,700	20,616,128
Media Total		20,616,128
Multiline Retail — 2.8%
Nordstrom, Inc.	527,600	22,581,280
Target Corp.	566,100	32,233,734
Multiline Retail Total		54,815,014
Specialty Retail — 0.5%
Limited Brands, Inc.	317,800	10,700,326
Specialty Retail Total		10,700,326
CONSUMER DISCRETIONARY TOTAL		195,508,186
CONSUMER STAPLES — 7.2%
Beverages — 2.1%
Diageo PLC, ADR	294,783	21,124,150
Molson Coors Brewing Co., Class B	415,000	19,774,750
Beverages Total		40,898,900
Food & Staples Retailing — 1.2%
CVS Caremark Corp.	312,500	9,687,500
Wal-Mart Stores, Inc.	268,600	14,528,574
Food & Staples Retailing Total		24,216,074
Food Products — 1.8%
General Mills, Inc.	461,600	16,308,328
H.J. Heinz Co.	418,500	20,200,995
Food Products Total		36,509,323

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 0.8%
Procter & Gamble Co.	270,700	16,531,649
Household Products Total		16,531,649
Tobacco — 1.3%
Philip Morris International, Inc.	445,096	25,321,511
Tobacco Total		25,321,511
CONSUMER STAPLES TOTAL		143,477,457
ENERGY — 12.7%
Energy Equipment & Services — 3.0%
Cameron International Corp. (a)	466,000	22,419,260
Halliburton Co.	626,286	23,698,662
Nabors Industries Ltd. (a)	595,100	13,145,759
Energy Equipment & Services Total		59,263,681
Oil, Gas & Consumable Fuels — 9.7%
Alpha Natural Resources, Inc. (a)	97,500	4,832,100
Anadarko Petroleum Corp.	183,600	11,779,776
Apache Corp.	233,000	25,080,120
Chevron Corp.	816,300	66,095,811
Murphy Oil Corp.	180,500	12,187,360
Occidental Petroleum Corp.	462,400	40,769,808
Petroleo Brasileiro SA, ADR	278,306	9,028,247
Williams Companies, Inc.	1,092,300	24,915,363
Oil, Gas & Consumable Fuels Total		194,688,585
ENERGY TOTAL		253,952,266
FINANCIALS — 24.7%
Capital Markets — 1.9%
Affiliated Managers Group, Inc. (a)	28,900	2,526,149
Goldman Sachs Group, Inc.	227,200	35,475,008
Total Capital Markets		38,001,157
Commercial Banks — 8.3%
BB&T Corp.	246,900	5,728,080
CIT Group, Inc. (a)	362,700	14,312,142
Fifth Third Bancorp.	996,300	11,905,785
Huntington Bancshares, Inc.	711,100	4,149,269
PNC Financial Services Group, Inc.	493,919	26,597,538
SVB Financial Group (a)	49,400	2,219,542
U.S. Bancorp	1,499,327	35,653,996
Wells Fargo & Co.	2,270,150	61,770,781
Zions Bancorporation	197,100	3,833,595
Commercial Banks Total		166,170,728

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Consumer Finance — 1.8%
American Express Co.	807,000	34,878,540
Consumer Finance Total		34,878,540
Diversified Financial Services — 4.4%
Citigroup, Inc. (a)	4,943,900	20,764,380
JPMorgan Chase & Co.	1,793,047	67,024,097
Diversified Financial Services Total		87,788,477
Insurance — 6.5%
ACE Ltd.	583,030	34,118,916
Assured Guaranty Ltd.	501,900	8,537,319
Axis Capital Holdings Ltd.	625,400	22,101,636
MetLife, Inc.	600,523	22,909,952
Prudential Financial, Inc.	596,748	30,243,189
XL Group PLC	636,800	12,519,488
Insurance Total		130,430,500
Real Estate Investment Trusts (REITs) — 1.8%
Equity Residential Property Trust	285,300	14,259,294
ProLogis	410,000	5,334,100
Rayonier, Inc.	318,200	16,215,472
Real Estate Investment Trusts (REITs) Total		35,808,866
FINANCIALS TOTAL		493,078,268
HEALTH CARE — 10.9%
Biotechnology — 1.0%
Amgen, Inc. (a)	357,200	18,820,868
Biotechnology Total		18,820,868
Health Care Equipment & Supplies — 0.7%
Zimmer Holdings, Inc. (a)	287,600	14,167,176
Health Care Equipment & Supplies Total		14,167,176
Health Care Providers & Services — 2.3%
CIGNA Corp.	87,900	3,235,599
Humana, Inc. (a)	59,700	3,345,588
Medco Health Solutions, Inc. (a)	407,000	24,957,240
UnitedHealth Group, Inc.	391,800	14,308,536
Health Care Providers & Services Total		45,846,963
Life Sciences Tools & Services — 3.0%
Life Technologies Corp. (a)	562,200	28,000,371
Thermo Fisher Scientific, Inc. (a)	618,825	31,473,440
Life Sciences Tools & Services Total		59,473,811
Pharmaceuticals — 3.9%
GlaxoSmithKline PLC, ADR	367,100	14,052,588
Merck & Co., Inc.	579,192	19,964,748

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pfizer, Inc.	1,688,900	27,512,181
Watson Pharmaceuticals, Inc. (a)	336,900	16,420,506
Pharmaceuticals Total		77,950,023
HEALTH CARE TOTAL		216,258,841
INDUSTRIALS — 13.3%
Aerospace & Defense — 3.2%
General Dynamics Corp.	223,800	14,790,942
Honeywell International, Inc.	316,900	15,753,099
United Technologies Corp.	437,138	32,903,377
Aerospace & Defense Total		63,447,418
Air Freight & Logistics — 1.0%
United Parcel Service, Inc., Class B	285,300	20,008,089
Air Freight & Logistics Total		20,008,089
Construction & Engineering — 1.8%
Fluor Corp.	348,000	20,124,840
Foster Wheeler AG (a)	554,900	15,537,200
Construction & Engineering Total		35,662,040
Industrial Conglomerates — 1.8%
3M Co.	236,800	19,886,464
General Electric Co.	994,016	15,735,273
Industrial Conglomerates Total		35,621,737
Machinery — 3.6%
ArvinMeritor, Inc. (a)	502,000	8,960,700
Eaton Corp.	61,300	5,909,320
Illinois Tool Works, Inc.	442,200	21,061,986
Ingersoll-Rand PLC	480,700	19,708,700
Kennametal, Inc.	208,800	7,061,616
Navistar International Corp. (a)	188,886	9,667,186
Machinery Total		72,369,508
Professional Services — 1.1%
Manpower, Inc.	386,000	21,739,520
Professional Services Total		21,739,520
Road & Rail — 0.8%
Hertz Global Holdings, Inc. (a)	1,269,800	15,567,748
Road & Rail Total		15,567,748
INDUSTRIALS TOTAL		264,416,060
INFORMATION TECHNOLOGY — 4.6%
Computers & Peripherals — 1.5%
EMC Corp. (a)	473,500	10,175,515

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Hewlett-Packard Co.	466,300	19,551,959
Computers & Peripherals Total		29,727,474
Electronic Equipment, Instruments & Components — 0.6%
Tyco Electronics Ltd.	391,000	11,894,220
Electronic Equipment, Instruments & Components Total		11,894,220
IT Services — 1.1%
International Business Machines Corp.	161,100	22,789,206
IT Services Total		22,789,206
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc. (a)	1,322,000	9,637,380
Semiconductors & Semiconductor Equipment Total		9,637,380
Software — 0.9%
Nuance Communications, Inc. (a)	1,027,800	18,166,365
Software Total		18,166,365
INFORMATION TECHNOLOGY TOTAL		92,214,645
MATERIALS — 3.8%
Chemicals — 1.6%
Celanese Corp., Series A	276,500	10,230,500
LyondellBasell Industries NV, Class A (a)	449,700	13,135,737
Potash Corp. of Saskatchewan, Inc.	55,675	8,003,281
Chemicals Total		31,369,518
Metals & Mining — 1.5%
Allegheny Technologies, Inc.	246,550	12,746,635
Freeport-McMoRan Copper & Gold, Inc.	66,431	6,730,789
United States Steel Corp.	233,200	11,335,852
Metals & Mining Total		30,813,276
Paper & Forest Products — 0.7%
International Paper Co.	528,100	13,186,657
Paper & Forest Products Total		13,186,657
MATERIALS TOTAL		75,369,451
TELECOMMUNICATION SERVICES — 2.0%
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	1,433,972	39,850,082
Diversified Telecommunication Services Total		39,850,082
TELECOMMUNICATION SERVICES TOTAL		39,850,082
UTILITIES — 6.3%
Electric Utilities — 3.1%
American Electric Power Co., Inc.	704,500	25,080,200
NextEra Energy, Inc.	512,500	25,942,750

5

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Northeast Utilities	324,669	10,097,206
Electric Utilities Total		61,120,156
Multi-Utilities — 3.2%
PG&E Corp.	564,860	26,508,879
Sempra Energy	369,400	18,503,246
Xcel Energy, Inc.	832,400	19,561,400
Multi-Utilities Total		64,573,525
UTILITIES TOTAL		125,693,681

Total Common Stocks (cost of $1,596,727,758)		1,899,818,937
Convertible Preferred Stocks — 2.5%
CONSUMER DISCRETIONARY — 0.9%
Automobiles — 0.9%
Ford Motor Co. Capital Trust II, 6.500%	333,100	17,118,009
General Motors Co., 4.750%	22,793	1,155,605
Automobiles Total		18,273,614
CONSUMER DISCRETIONARY TOTAL		18,273,614
ENERGY — 0.7%
Oil, Gas & Consumable Fuels — 0.7%
Apache Corp., 6.000%	212,607	12,894,615
Oil, Gas & Consumable Fuels Total		12,894,615
ENERGY TOTAL		12,894,615
FINANCIALS — 0.9%
Commercial Banks — 0.2%
Fifth Third Bancorp., 8.500%	40,300	5,269,225
Commercial Banks Total		5,269,225
Diversified Financial Services — 0.7%
Citigroup, Inc., 7.500%	107,336	13,417,000
Diversified Financial Services Total		13,417,000
FINANCIALS TOTAL		18,686,225

Total Convertible Preferred Stocks (cost of $44,429,819)		49,854,454

6

	Par ($)	Value ($)
Convertible Bonds — 1.7%
CONSUMER CYCLICAL — 0.9%
Auto Manufacturers — 0.9%
Ford Motor Co., 4.250%	9,120,000	17,510,400
Auto Manufacturers Total		17,510,400
CONSUMER CYCLICAL TOTAL		17,510,400
INDUSTRIALS — 0.3%
Machinery — 0.3%

Navistar International Corp., 3.000%	4,210,000	5,194,087
Machinery Total		5,194,087
INDUSTRIALS TOTAL		5,194,087
TECHNOLOGY — 0.5%
Computers & Peripherals — 0.5%

EMC Corp., 1.750%	7,430,000	10,662,050
Computers & Peripherals Total		10,662,050
TECHNOLOGY TOTAL		10,662,050

Total Convertible Bonds (cost of $28,985,187)		33,366,537
Short-Term Obligation — 0.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 07/14/14 market value $8,882,044 (repurchase proceeds $8,707,039)	8,707,000	8,707,000

Total Short-Term Obligation (cost of $8,707,000)		8,707,000

Total Investments — 99.9% (cost of $1,678,849,764)(b)(c)		1,991,746,928

Other Assets & Liabilities, Net — 0.1%		1,599,271

Net Assets — 100.0%		1,993,346,199

7

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,899,818,937	$—	$—	$1,899,818,937
Convertible Preferred Stocks
Consumer Discretionary	18,273,614	—	—	18,273,614
Energy	12,894,615	—	—	12,894,615
Financials	13,417,000	5,269,225	—	18,686,225
Total Convertible Preferred Stocks	44,585,229	5,269,225	—	49,854,454
Total Convertible Bonds	—	33,366,537	—	33,366,537
Total Short-Term Obligation	—	8,707,000	—	8,707,000
Total Investments	$1,944,404,166	$47,342,762	$—	$1,991,746,928

8

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,678,849,764.
(c)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$345,065,440	$(32,168,276)	$312,897,164

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Marsico Global Fund

	Shares	Value ($)*
Common Stocks — 94.8%
CONSUMER DISCRETIONARY — 31.0%
Automobiles — 4.1%
Bayerische Motoren Werke AG	936	70,397
General Motors Co. (a)	6,136	209,851
Automobiles Total		280,248
Distributors — 3.6%
Li & Fung Ltd.	40,000	249,097
Distributors Total		249,097
Diversified Consumer Services — 1.2%
Anhanguera Educacional Participacoes SA	3,500	81,203
Diversified Consumer Services Total		81,203
Hotels, Restaurants & Leisure — 6.7%
Betfair Group PLC (a)	1,891	38,238
Chipotle Mexican Grill, Inc. (a)	155	40,066
Starwood Hotels & Resorts Worldwide, Inc.	3,652	207,580
Wynn Macau Ltd.	84,527	170,079
Hotels, Restaurants & Leisure Total		455,963
Internet & Catalog Retail — 3.4%
Amazon.com, Inc. (a)	1,233	216,268
MakeMyTrip Ltd. (a)	595	16,910
Internet & Catalog Retail Total		233,178
Media — 2.0%
Walt Disney Co.	3,723	135,927
Media Total		135,927
Specialty Retail — 5.4%
Inditex SA	4,248	320,046
Rue21, Inc. (a)	1,622	48,676
Specialty Retail Total		368,722
Textiles, Apparel & Luxury Goods — 4.6%
Compagnie Financiere Richemont SA	5,072	273,276
Lululemon Athletica, Inc. (a)	709	38,016
Textiles, Apparel & Luxury Goods Total		311,292
CONSUMER DISCRETIONARY TOTAL		2,115,630
CONSUMER STAPLES — 2.9%
Beverages — 0.8%
Anheuser-Busch InBev NV	1,039	56,909
Beverages Total		56,909

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 2.1%
Nestle SA, Registered Shares	2,650	143,977
Food Products Total		143,977
CONSUMER STAPLES TOTAL		200,886
ENERGY — 4.4%
Oil, Gas & Consumable Fuels — 4.4%
Amyris, Inc. (a)	1,115	22,946
Anadarko Petroleum Corp.	1,118	71,731
OGX Petroleo e Gas Participacoes SA (a)	17,700	205,430
Oil, Gas & Consumable Fuels Total		300,107
ENERGY TOTAL		300,107
FINANCIALS — 24.3%
Capital Markets — 7.0%
Julius Baer Group Ltd.	7,335	278,494
State Street Corp.	4,631	200,059
Capital Markets Total		478,553
Commercial Banks — 10.8%
Barclays PLC	21,867	87,868
First Midwest Bancorp, Inc.	2,785	26,096
ICICI Bank Ltd., ADR	1,836	91,873
PNC Financial Services Group, Inc.	4,125	222,131
Wells Fargo & Co.	11,449	311,527
Commercial Banks Total		739,495
Diversified Financial Services — 1.6%
CME Group, Inc.	362	104,278
Diversified Financial Services Total		104,278
Real Estate Management & Development — 4.9%
BR Malls Participacoes SA	21,600	212,901
Hang Lung Properties Ltd.	23,000	106,457

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
IFM Investments Ltd., ADR (a)	4,082	16,369
Real Estate Management & Development Total		335,727
FINANCIALS TOTAL		1,658,053
HEALTH CARE — 3.3%
Health Care Equipment & Supplies — 3.3%
Intuitive Surgical, Inc. (a)	858	223,329
Health Care Equipment & Supplies Total		223,329
HEALTH CARE TOTAL		223,329
INDUSTRIALS — 6.8%
Aerospace & Defense — 2.4%
Precision Castparts Corp.	1,183	163,337
Aerospace & Defense Total		163,337
Electrical Equipment — 2.3%
Sensata Technologies Holding N.V. (a)	5,724	159,127
Electrical Equipment Total		159,127
Marine — 2.1%
Kuehne & Nagel International AG	1,132	144,974
Marine Total		144,974
INDUSTRIALS TOTAL		467,438
INFORMATION TECHNOLOGY — 12.8%
Computers & Peripherals — 3.9%
Apple, Inc. (a)	846	263,233
Computers & Peripherals Total		263,233
Internet Software & Services — 3.1%
Baidu, Inc., ADR (a)	321	33,766
MercadoLibre, Inc. (a)	2,000	127,240
OpenTable, Inc. (a)	691	50,125
Internet Software & Services Total		211,131
IT Services — 0.5%
hiSoft Technology International Ltd., ADR (a)	1,257	35,008
IT Services Total		35,008
Software — 5.3%
ANSYS, Inc. (a)	1,950	94,575
AutoNavi Holdings Ltd., ADR (a)	1,000	19,170
Informatica Corp. (a)	809	33,395
Nuance Communications, Inc. (a)	5,013	88,605

3

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Salesforce.com, Inc. (a)	918	127,804
Software Total		363,549
INFORMATION TECHNOLOGY TOTAL		872,921
MATERIALS — 7.7%
Chemicals — 5.1%
Monsanto Co.	3,249	194,680
Novozymes A/S, Class B	1,189	155,081
Chemicals Total		349,761
Metals & Mining — 2.6%
BHP Billiton PLC	5,027	178,419
Metals & Mining Total		178,419
MATERIALS TOTAL		528,180
TELECOMMUNICATION SERVICES — 1.6%
Wireless Telecommunication Services — 1.6%
Crown Castle International Corp. (a)	2,692	111,826
Wireless Telecommunication Services Total		111,826
TELECOMMUNICATION SERVICES TOTAL		111,826

Total Common Stocks (cost of $5,266,339)		6,478,370

	Par ($)
Short-Term Obligation — 6.3%
Repurchase agreement with State Street Bank and Trust Co., dated 11/30/10, due 12/01/10 at 0.100%, collateralized by a U.S. Treasury obligation maturing 04/30/12, market value $439,176 (repurchase proceeds $429,001)	429,000	429,000

Total Short-Term Obligation (cost of $429,000)		429,000

Total Investments — 101.1% (cost of $5,695,339)(b)(c)		6,907,370

Other Assets & Liabilities, Net — (1.1)%		(74,961)

Net Assets — 100.0%		6,832,409

4

Notes to Investment Portfolio:

*  Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$994,497	$1,121,133	$—	$2,115,630
Consumer Staples	—	200,886	—	200,886
Energy	300,107	—	—	300,107
Financials	1,185,234	472,819	—	1,658,053
Health Care	223,329	—	—	223,329
Industrials	322,464	144,974	—	467,438
Information Technology	872,921	—	—	872,921
Materials	194,680	333,500	—	528,180
Telecommunication Services	111,826	—	—	111,826
Total Common Stocks	4,205,058	2,273,312	—	6,478,370
Total Short-Term Obligation	—	429,000	—	429,000
Total Investments	$4,205,058	$2,702,312	$—	$6,907,370

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers of financial assets between Level 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $5,695,339.
(c)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,285,643	$(73,612)	$1,212,031

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Marsico 21st Century Fund

	Shares	Value ($)*
Common Stocks — 99.0%
CONSUMER DISCRETIONARY — 25.9%
Automobiles — 4.5%
Ford Motor Co. (a)	3,259,251	51,952,461
General Motors Co. (a)	3,092,260	105,755,292
Automobiles Total		157,707,753
Hotels, Restaurants & Leisure — 6.5%
Chipotle Mexican Grill, Inc. (a)	81,183	20,984,994
Starwood Hotels & Resorts Worldwide, Inc.	1,961,569	111,495,582
Vail Resorts, Inc. (a)(b)	1,360,849	61,619,243
Wynn Resorts Ltd.	304,623	30,797,385
Hotels, Restaurants & Leisure Total		224,897,204
Internet & Catalog Retail — 3.6%
Amazon.com, Inc. (a)	709,571	124,458,753
Internet & Catalog Retail Total		124,458,753
Media — 6.3%
CBS Corp., Class B	4,025,227	67,784,823
Walt Disney Co.	4,144,858	151,328,765
Media Total		219,113,588
Specialty Retail — 5.0%
Rue21, Inc. (a)	930,313	27,918,693
Williams-Sonoma, Inc.	4,356,948	144,955,660
Specialty Retail Total		172,874,353
CONSUMER DISCRETIONARY TOTAL		899,051,651
ENERGY — 3.7%
Oil, Gas & Consumable Fuels — 3.7%
Amyris, Inc. (a)	608,414	12,521,160
Anadarko Petroleum Corp.	1,105,596	70,935,040
OGX Petroleo e Gas Participacoes SA (a)	3,918,000	45,473,113
Oil, Gas & Consumable Fuels Total		128,929,313
ENERGY TOTAL		128,929,313
FINANCIALS — 31.6%
Capital Markets — 6.4%
Jefferies Group, Inc.	4,687,432	113,201,483
State Street Corp.	2,512,052	108,520,647
Capital Markets Total		221,722,130
Commercial Banks — 17.7%
City National Corp.	1,332,620	71,588,346
Columbia Banking System, Inc.	1,262,460	22,017,302
First Horizon National Corp. (a)	9,225,205	88,285,212

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
First Midwest Bancorp, Inc.	2,088,029	19,564,832
Fulton Financial Corp.	3,586,571	31,023,839
Glacier Bancorp, Inc.	1,765,499	23,534,102
Park Sterling Bank (a)(b)	1,868,030	9,825,838
PNC Financial Services Group, Inc.	3,187,901	171,668,469
Wells Fargo & Co.	6,501,943	176,917,869
Commercial Banks Total		614,425,809
Real Estate Investment Trusts (REITs) — 0.4%
Colony Financial, Inc.	721,673	13,921,072
Real Estate Investment Trusts (REITs) Total		13,921,072
Real Estate Management & Development — 3.6%
BR Malls Participacoes SA	2,956,100	29,136,877
Jones Lang LaSalle, Inc.	1,235,363	98,606,675
Real Estate Management & Development Total		127,743,552
Thrifts & Mortgage Finance — 3.5%
First Niagara Financial Group, Inc.	9,798,629	121,356,020
Thrifts & Mortgage Finance Total		121,356,020
FINANCIALS TOTAL		1,099,168,583
HEALTH CARE — 6.1%
Health Care Equipment & Supplies — 4.4%
Intuitive Surgical, Inc. (a)	585,452	152,387,301
Health Care Equipment & Supplies Total		152,387,301
Health Care Providers & Services — 1.4%
Emergency Medical Services Corp., Class A (a)	1,017,211	50,392,633
Health Care Providers & Services Total		50,392,633
Life Sciences Tools & Services — 0.3%
Pacific Biosciences of California, Inc. (a)	754,523	9,506,990
Life Sciences Tools & Services Total		9,506,990
HEALTH CARE TOTAL		212,286,924
INDUSTRIALS — 11.2%
Aerospace & Defense — 6.3%
Honeywell International, Inc.	2,165,501	107,647,055
Precision Castparts Corp.	809,895	111,822,202
Aerospace & Defense Total		219,469,257
Electrical Equipment — 2.3%
Sensata Technologies Holding NV (a)	2,877,729	80,000,866
Electrical Equipment Total		80,000,866

2

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 2.6%
CSX Corp.	1,450,024	88,175,960
Road & Rail Total		88,175,960
INDUSTRIALS TOTAL		387,646,083
INFORMATION TECHNOLOGY — 15.6%
Computers & Peripherals — 4.8%
Apple, Inc. (a)	535,483	166,615,535
Computers & Peripherals Total		166,615,535
Internet Software & Services — 0.9%
OpenTable, Inc. (a)	421,226	30,555,734
Internet Software & Services Total		30,555,734
Software — 9.9%
ANSYS, Inc. (a)	1,504,938	72,989,493
Informatica Corp. (a)	1,658,057	68,444,593
Nuance Communications, Inc. (a)	3,890,302	68,761,088
Oracle Corp.	1,794,165	48,514,222
Salesforce.com, Inc. (a)	625,411	87,069,719
Software Total		345,779,115
INFORMATION TECHNOLOGY TOTAL		542,950,384
MATERIALS — 3.0%
Chemicals — 3.0%
Monsanto Co.	1,731,017	103,722,539
Chemicals Total		103,722,539
MATERIALS TOTAL		103,722,539
TELECOMMUNICATION SERVICES — 1.9%
Wireless Telecommunication Services — 1.9%
Crown Castle International Corp. (a)	1,612,097	66,966,509
Wireless Telecommunication Services Total		66,966,509
TELECOMMUNICATION SERVICES TOTAL		66,966,509

Total Common Stocks (cost of $2,790,801,130)		3,440,721,986

	Par ($)
Short-Term Obligation — 1.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by U.S. Government Agency obligations with various maturities to 07/17/15, market value $49,632,425 (repurchase proceeds $48,658,216)	48,658,000	48,658,000

Total Short-Term Obligation (cost of $48,658,000)		48,658,000

3

Value ($)
Total Investments — 100.4% (cost of $2,839,459,130)(c)(d)	3,489,379,986

Other Assets & Liabilities, Net — (0.4)%	(13,352,314)

Net Assets — 100.0%	3,476,027,672

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

4

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$3,440,721,986		$—	$—	$3,440,721,986
Total Short-Term Obligation	—		48,658,000	—	48,658,000
Total Investments	$3,440,721,986		$48,658,000	$—	$3,489,379,986

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

	(a)	Non-income producing security.
	(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the nine months ended November 30, 2010, are as follows:

Value,
beginning of			Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Vail Resorts, Inc.	$83,838,554	$—	$(38,197,068)	$—	$61,619,243
Park Sterling Bank	—	12,142,195	—	—	9,825,838
Total	$83,838,554	$12,142,195	$(38,197,068)	$—	$71,445,081

	(c)	Cost for federal income tax purposes is $2,839,459,130.
	(d)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

		Unrealized	Unrealized	Net Unrealized
		Appreciation	Depreciation	Appreciation
		$724,881,092	$(74,960,236)		$649,920,856

5

INVESTMENT PORTFOLIO

November 30, 2010 (Unaudited)	Columbia Marsico Focused Equities Fund

	Shares	Value ($)*
Common Stocks — 95.0%
CONSUMER DISCRETIONARY — 21.5%
Automobiles — 1.2%
Ford Motor Co. (a)	2,054,290	32,745,383
Automobiles Total		32,745,383
Hotels, Restaurants & Leisure — 6.5%
McDonald’s Corp.	1,567,138	122,706,906
Wynn Resorts Ltd.	509,200	51,480,120
Hotels, Restaurants & Leisure Total		174,187,026
Internet & Catalog Retail — 7.4%
Amazon.com, Inc. (a)	748,788	131,337,415
priceline.com, Inc. (a)	171,911	67,741,530
Internet & Catalog Retail Total		199,078,945
Media — 1.2%
DIRECTV, Class A (a)	754,529	31,335,589
Media Total		31,335,589
Multiline Retail — 1.9%
Nordstrom, Inc.	1,226,899	52,511,277
Multiline Retail Total		52,511,277
Textiles, Apparel & Luxury Goods — 3.3%
NIKE, Inc., Class B	1,020,426	87,889,291
Textiles, Apparel & Luxury Goods Total		87,889,291
CONSUMER DISCRETIONARY TOTAL		577,747,511
CONSUMER STAPLES — 3.0%
Food Products — 3.0%
Mead Johnson Nutrition Co., Class A	1,357,750	80,881,168
Food Products Total		80,881,168
CONSUMER STAPLES TOTAL		80,881,168
ENERGY — 5.4%
Energy Equipment & Services — 0.8%
Halliburton Co.	560,861	21,222,980
Energy Equipment & Services Total		21,222,980
Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	1,281,166	82,199,611

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
EOG Resources, Inc.	464,333	41,302,420
Oil, Gas & Consumable Fuels Total		123,502,031
ENERGY TOTAL		144,725,011
FINANCIALS — 11.7%
Capital Markets — 3.1%
Goldman Sachs Group, Inc.	542,933	84,773,559
Capital Markets Total		84,773,559
Commercial Banks — 8.6%
ICICI Bank Ltd., ADR	862,388	43,153,895
PNC Financial Services Group, Inc.	622,681	33,531,372
U.S. Bancorp	3,972,294	94,461,151
Wells Fargo & Co.	2,187,803	59,530,120
Commercial Banks Total		230,676,538
FINANCIALS TOTAL		315,450,097
HEALTH CARE — 2.9%
Health Care Equipment & Supplies — 2.9%
Intuitive Surgical, Inc. (a)	301,084	78,369,154
Health Care Equipment & Supplies Total		78,369,154
HEALTH CARE TOTAL		78,369,154
INDUSTRIALS — 20.6%
Aerospace & Defense — 5.3%
General Dynamics Corp.	824,822	54,512,486
Goodrich Corp.	1,045,206	89,647,319
Aerospace & Defense Total		144,159,805
Air Freight & Logistics — 1.5%
FedEx Corp.	449,244	40,935,113
Air Freight & Logistics Total		40,935,113
Machinery — 6.5%
Cummins, Inc.	411,252	39,940,794
Eaton Corp.	1,395,384	134,515,018
Machinery Total		174,455,812
Road & Rail — 7.3%
Norfolk Southern Corp.	649,689	39,091,787
Union Pacific Corp.	1,744,883	157,231,407
Road & Rail Total		196,323,194
INDUSTRIALS TOTAL		555,873,924
INFORMATION TECHNOLOGY — 14.9%
Computers & Peripherals — 6.8%
Apple, Inc. (a)	585,398	182,146,587
Computers & Peripherals Total		182,146,587

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — 3.4%
Baidu, Inc., ADR (a)	876,389	92,187,359
Internet Software & Services Total		92,187,359
Software — 4.7%
Oracle Corp.	2,735,581	73,970,110
Salesforce.com, Inc. (a)	386,898	53,863,940
Software Total		127,834,050
INFORMATION TECHNOLOGY TOTAL		402,167,996
MATERIALS — 15.0%
Chemicals — 9.8%
Dow Chemical Co.	5,228,091	163,011,878
Monsanto Co.	1,693,433	101,470,505
Chemicals Total		264,482,383
Metals & Mining — 5.2%
BHP Billiton PLC, ADR	1,518,840	108,080,654
Freeport-McMoRan Copper & Gold, Inc.	313,225	31,735,957
Metals & Mining Total		139,816,611
MATERIALS TOTAL		404,298,994

Total Common Stocks (cost of $1,865,242,887)		2,559,513,855

	Par ($)
Short-Term Obligation — 5.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by U.S. Government Agency obligations with various maturities to 03/16/15, market value $136,405,963 (repurchase proceeds $133,727,594)	133,727,000	133,727,000

Total Short-Term Obligation (cost of $133,727,000)		133,727,000

Total Investments — 100.0% (cost of $1,998,969,887)(b)(c)		2,693,240,855

Other Assets & Liabilities, Net — (0.0)%		(265,671)

Net Assets — 100.0%		2,692,975,184

3

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$2,559,513,855	$—	$—	$2,559,513,855
Total Short-Term Obligation	—	133,727,000	—	133,727,000
Total Investments	$2,559,513,855	$133,727,000	$—	$2,693,240,855

4

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,998,969,887.
(c)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$729,336,191	$(35,065,223)	$694,270,968

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

November 30, 2010 (Unaudited)	Columbia Marsico Growth Fund

	Shares	Value ($)*
Common Stocks — 97.7%
CONSUMER DISCRETIONARY — 27.8%
Automobiles — 1.2%
Ford Motor Co. (a)	2,539,340	40,477,080
Automobiles Total		40,477,080
Hotels, Restaurants & Leisure — 7.8%
McDonald’s Corp.	1,854,845	145,234,364
Wynn Resorts Ltd.	637,154	64,416,269
Yum! Brands, Inc.	1,015,327	50,847,576
Hotels, Restaurants & Leisure Total		260,498,209
Household Durables — 0.4%
Whirlpool Corp.	176,843	12,909,539
Household Durables Total		12,909,539
Internet & Catalog Retail — 7.3%
Amazon.com, Inc. (a)	899,117	157,705,122
priceline.com, Inc. (a)	213,238	84,026,434
Internet & Catalog Retail Total		241,731,556
Media — 1.2%
DIRECTV, Class A (a)	932,686	38,734,449
Media Total		38,734,449
Multiline Retail — 1.5%
Nordstrom, Inc.	1,141,031	48,836,127
Multiline Retail Total		48,836,127
Specialty Retail — 3.9%
Tiffany & Co.	1,097,936	68,181,826
TJX Companies, Inc.	1,320,379	60,222,486
Specialty Retail Total		128,404,312
Textiles, Apparel & Luxury Goods — 4.5%
NIKE, Inc., Class B	1,741,257	149,974,465
Textiles, Apparel & Luxury Goods Total		149,974,465
CONSUMER DISCRETIONARY TOTAL		921,565,737
CONSUMER STAPLES — 2.0%
Food Products — 0.9%
Mead Johnson Nutrition Co., Class A	495,224	29,500,494
Food Products Total		29,500,494

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 1.1%
Estée Lauder Companies, Inc., Class A	492,825	36,922,449
Personal Products Total		36,922,449
CONSUMER STAPLES TOTAL		66,422,943
ENERGY — 5.9%
Energy Equipment & Services — 0.8%
Halliburton Co.	696,097	26,340,311
Energy Equipment & Services Total		26,340,311
Oil, Gas & Consumable Fuels — 5.1%
Anadarko Petroleum Corp.	1,642,557	105,386,457
EOG Resources, Inc.	713,793	63,491,887
Oil, Gas & Consumable Fuels Total		168,878,344
ENERGY TOTAL		195,218,655
FINANCIALS — 10.6%
Capital Markets — 2.9%
Goldman Sachs Group, Inc.	610,118	95,263,825
Capital Markets Total		95,263,825
Commercial Banks — 7.7%
PNC Financial Services Group, Inc.	1,398,911	75,331,357
U.S. Bancorp	4,568,065	108,628,586
Wells Fargo & Co.	2,709,306	73,720,216
Commercial Banks Total		257,680,159
FINANCIALS TOTAL		352,943,984
INDUSTRIALS — 13.6%
Aerospace & Defense — 3.3%
General Dynamics Corp.	873,318	57,717,587
Precision Castparts Corp.	389,154	53,730,493
Aerospace & Defense Total		111,448,080
Air Freight & Logistics — 1.4%
FedEx Corp.	519,442	47,331,555
Air Freight & Logistics Total		47,331,555
Machinery — 4.2%
Cummins, Inc.	435,858	42,330,529
Danaher Corp.	1,337,763	57,858,250
Eaton Corp.	393,599	37,942,943
Machinery Total		138,131,722

2

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 4.7%
Union Pacific Corp.	1,731,311	156,008,434
Road & Rail Total		156,008,434
INDUSTRIALS TOTAL		452,919,791
INFORMATION TECHNOLOGY — 17.7%
Computers & Peripherals — 6.8%
Apple, Inc. (a)	725,846	225,846,983
Computers & Peripherals Total		225,846,983
Internet Software & Services — 3.5%
Baidu, Inc., ADR (a)	1,088,262	114,474,280
Internet Software & Services Total		114,474,280
Semiconductors & Semiconductor Equipment — 2.2%
Broadcom Corp., Class A	1,667,956	74,207,362
Semiconductors & Semiconductor Equipment Total		74,207,362
Software — 5.2%
Oracle Corp.	3,757,592	101,605,288
Salesforce.com, Inc. (a)	507,839	70,701,345
Software Total		172,306,633
INFORMATION TECHNOLOGY TOTAL		586,835,258
MATERIALS — 18.5%
Chemicals — 14.0%
Dow Chemical Co.	4,827,633	150,525,597
Monsanto Co.	2,045,460	122,563,963
PPG Industries, Inc.	1,035,337	80,714,872
Praxair, Inc.	1,210,711	111,445,948
Chemicals Total		465,250,380
Metals & Mining — 4.5%
BHP Billiton PLC, ADR	1,716,368	122,136,747
Freeport-McMoRan Copper & Gold, Inc.	257,414	26,081,186
Metals & Mining Total		148,217,933
MATERIALS TOTAL		613,468,313
TELECOMMUNICATION SERVICES — 1.6%
Wireless Telecommunication Services — 1.6%
American Tower Corp., Class A (a)	814,377	41,183,045
Crown Castle International Corp. (a)	323,159	13,424,025
Wireless Telecommunication Services Total		54,607,070
TELECOMMUNICATION SERVICES TOTAL		54,607,070

Total Common Stocks (cost of $2,298,305,716)		3,243,981,751

3

	Shares	Value ($)
Preferred Stock — 0.5%
FINANCIALS — 0.5%
Commercial Banks — 0.5%
Wells Fargo & Co., Series J, 8.000%	687,425	18,374,870
Commercial Banks Total		18,374,870
FINANCIALS TOTAL		18,374,870

Total Preferred Stock (cost of $13,207,874)		18,374,870

	Par ($)
Short-Term Obligation — 2.4%
REPURCHASE AGREEMENT — 2.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 09/16/14, market value of $81,213,000 (repurchase proceeds $79,620,354)	79,620,000	79,620,000

Total Short-Term Obligation (cost of $79,620,000)		79,620,000

Total Investments — 100.6% (cost of $2,391,133,590)(b)(c)		3,341,976,621

Other Assets & Liabilities, Net — (0.6)%		(21,197,881)

Net Assets — 100.0%		3,320,778,740

4

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$3,243,981,751	$—	$—	$3,243,981,751
Total Preferred Stock	18,374,870	—	—	18,374,870
Total Short-Term Obligation	—	79,620,000	—	79,620,000
Total Investments	$3,262,356,621	$79,620,000	$—	$3,341,976,621

5

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $2,391,133,590.
(c)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$971,521,023	$(20,677,992)	$950,843,031

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

November 30, 2010 (Unaudited)	Columbia Marsico International Opportunities Fund

	Shares	Value ($)*
Common Stocks — 98.2%
CONSUMER DISCRETIONARY — 25.4%
Automobiles — 3.7%
Daimler AG, Registered Shares (a)	273,303	17,694,927
Honda Motor Co., Ltd.	527,600	19,098,716
PT Astra International Tbk	1,077,500	6,195,992
Automobiles Total		42,989,635
Distributors — 3.7%
Li & Fung Ltd.	6,854,000	42,682,726
Distributors Total		42,682,726
Diversified Consumer Services — 0.6%
Anhanguera Educacional Participacoes SA	314,200	7,289,675
Diversified Consumer Services Total		7,289,675
Hotels, Restaurants & Leisure — 3.4%
Accor SA	482,955	20,405,812
Compass Group PLC	1,434,103	12,383,416
Genting Berhad	1,985,600	6,327,269
Hotels, Restaurants & Leisure Total		39,116,497
Household Durables — 3.1%
Panasonic Corp.	902,800	12,939,139
PDG Realty SA Empreendimentos e Participacoes	3,849,156	23,324,817
Household Durables Total		36,263,956
Internet & Catalog Retail — 0.9%
DeNA Co., Ltd.	341,700	9,963,052
Internet & Catalog Retail Total		9,963,052
Media — 2.6%
Naspers Ltd.	247,736	12,357,745
Publicis Groupe SA	385,902	17,240,457
Media Total		29,598,202
Specialty Retail — 2.9%
Inditex SA	448,869	33,817,969
Specialty Retail Total		33,817,969
Textiles, Apparel & Luxury Goods — 4.5%
Adidas AG	187,470	11,769,862
Pandora A/S (a)	222,650	11,632,402

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Swatch Group AG	72,865	29,248,442
Textiles, Apparel & Luxury Goods Total		52,650,706
CONSUMER DISCRETIONARY TOTAL		294,372,418
CONSUMER STAPLES — 11.0%
Beverages — 2.7%
Anheuser-Busch InBev NV	329,733	18,060,531
Pernod-Ricard SA	155,448	12,665,330
Beverages Total		30,725,861
Food & Staples Retailing — 4.3%
FamilyMart Co., Ltd.	426,600	14,517,957
Metro AG	235,608	16,900,091
Tesco PLC	2,896,604	18,662,058
Food & Staples Retailing Total		50,080,106
Food Products — 2.5%
Nestle SA, Registered Shares	542,294	29,463,267
Food Products Total		29,463,267
Household Products — 1.5%
Reckitt Benckiser Group PLC	323,325	17,094,876
Household Products Total		17,094,876
CONSUMER STAPLES TOTAL		127,364,110
ENERGY — 8.3%
Energy Equipment & Services — 1.8%
Core Laboratories N.V.	60,537	5,181,967
Seadrill Ltd.	503,221	15,395,755
Energy Equipment & Services Total		20,577,722
Oil, Gas & Consumable Fuels — 6.5%
CNOOC Ltd.	5,362,300	11,585,201
OGX Petroleo e Gas Participacoes SA (a)	3,609,300	41,890,278
Tullow Oil PLC	1,258,858	22,440,784
Oil, Gas & Consumable Fuels Total		75,916,263
ENERGY TOTAL		96,493,985
FINANCIALS — 17.0%
Capital Markets — 1.1%
Julius Baer Group Ltd.	335,958	12,755,605
Capital Markets Total		12,755,605
Commercial Banks — 9.4%
Barclays PLC	3,715,207	14,928,700
BNP Paribas	181,336	10,718,881
HSBC Holdings PLC	1,728,218	17,410,303

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
ICICI Bank Ltd., ADR	691,688	34,612,067
Mizuho Financial Group, Inc.	8,800,100	13,868,258
Standard Chartered PLC	660,865	17,780,101
Commercial Banks Total		109,318,310
Insurance — 2.3%
Ping An Insurance Group Co. of China, Ltd., Class H	2,294,000	26,617,245
Insurance Total		26,617,245
Real Estate Management & Development — 4.2%
BR Malls Participacoes SA	2,106,500	20,762,773
CapitaLand Ltd.	5,171,000	14,126,035
Hang Lung Properties Ltd.	2,992,000	13,848,630
Real Estate Management & Development Total		48,737,438
FINANCIALS TOTAL		197,428,598
HEALTH CARE — 4.5%
Pharmaceuticals — 4.5%
Novo-Nordisk A/S, Class B	229,147	22,704,968
Teva Pharmaceutical Industries Ltd., ADR	582,626	29,154,605
Pharmaceuticals Total		51,859,573
HEALTH CARE TOTAL		51,859,573
INDUSTRIALS — 14.4%
Aerospace & Defense — 1.1%
Rolls-Royce Group PLC (b)	81,719,616	127,111
Rolls-Royce Group PLC (a)	1,286,117	12,192,656
Aerospace & Defense Total		12,319,767
Building Products — 2.0%
Assa Abloy AB, Class B	402,556	10,800,225
Daikin Industries Ltd.	333,324	11,969,647
Building Products Total		22,769,872
Electrical Equipment — 3.5%
Schneider Electric SA	208,063	29,184,596
Sensata Technologies Holding N.V. (a)	421,319	11,712,668
Electrical Equipment Total		40,897,264
Industrial Conglomerates — 2.1%
Siemens AG, Registered Shares	224,881	24,599,962
Industrial Conglomerates Total		24,599,962
Machinery — 2.3%
Komatsu Ltd.	953,200	26,403,881
Machinery Total		26,403,881

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 2.1%
Canadian National Railway Co.	381,988	24,428,133
Road & Rail Total		24,428,133
Trading Companies & Distributors — 1.3%
Marubeni Corp.	2,367,000	15,359,192
Trading Companies & Distributors Total		15,359,192
INDUSTRIALS TOTAL		166,778,071
INFORMATION TECHNOLOGY — 6.6%
Communications Equipment — 1.1%
HTC Corp.	476,900	13,186,693
Communications Equipment Total		13,186,693
Internet Software & Services — 2.9%
Baidu, Inc., ADR (a)	113,450	11,933,805
Mail.ru Group Ltd., GDR (a)(c)	79,962	3,278,442
MercadoLibre, Inc. (a)	193,458	12,307,798
Tencent Holdings Ltd.	270,300	5,953,179
Internet Software & Services Total		33,473,224
Office Electronics — 1.6%
Canon, Inc.	392,900	18,483,188
Office Electronics Total		18,483,188
Semiconductors & Semiconductor Equipment — 1.0%
ARM Holdings PLC	764,658	4,744,227
Infineon Technologies AG (a)	729,559	6,498,759
Semiconductors & Semiconductor Equipment Total		11,242,986
INFORMATION TECHNOLOGY TOTAL		76,386,091
MATERIALS — 7.7%
Chemicals — 3.9%
BASF SE	467,244	34,927,716
Novozymes A/S, Class B	81,685	10,654,150
Chemicals Total		45,581,866
Metals & Mining — 3.8%
Teck Resources Ltd., Class B	286,427	14,232,761
ThyssenKrupp AG	462,138	17,676,928
Xstrata PLC	592,920	11,895,090
Metals & Mining Total		43,804,779
MATERIALS TOTAL		89,386,645
TELECOMMUNICATION SERVICES — 3.3%
Wireless Telecommunication Services — 3.3%
Millicom International Cellular SA	186,446	16,179,784

4

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
	MTN Group Ltd.	1,320,579	22,566,408
Wireless Telecommunication Services Total			38,746,192
TELECOMMUNICATION SERVICES TOTAL			38,746,192

	Total Common Stocks (cost of $914,854,605)		1,138,815,683

	Par ($)
Short-Term Obligation — 2.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by U.S. Government Agency obligations and U.S. Treasury obligations with various maturities to 08/31/15, market value $26,574,188 (repurchase proceeds $26,052,116)	26,052,000	26,052,000

Total Short-Term Obligation (cost of $26,052,000)		26,052,000

Total Investments — 100.4% (cost of $940,906,605)(d)(e)		1,164,867,683

Other Assets & Liabilities, Net — (0.4)%		(5,070,567)

Net Assets — 100.0%		1,159,797,116

5

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$30,614,492	$263,757,926	$—	$294,372,418
Consumer Staples	—	127,364,110	—	127,364,110
Energy	47,072,245	49,421,740	—	96,493,985
Financials	55,374,840	142,053,758	—	197,428,598
Health Care	29,154,605	22,704,968	—	51,859,573
Industrials	36,140,801	130,510,159	127,111	166,778,071
Information Technology	24,241,603	52,144,488	—	76,386,091
Materials	14,232,761	75,153,884	—	89,386,645
Telecommunication Services	16,179,784	22,566,408	—	38,746,192
Total Common Stocks	253,011,131	885,677,441	127,111	1,138,815,683
Total Short-Term Obligation	—	26,052,000	—	26,052,000
Total Investments	$253,011,131	$911,729,441	$127,111	$1,164,867,683

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the nine months ending November 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2010
Common Stocks Financials	$—	$—	$(2,329)	$129,440	$—	$—	$—	$127,111

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $2,329.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company’s capital structure.

(a)	Non-income producing security.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2010, the value of this security amounted to $127,111, which represents less than 0.1% of net assets.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the value of this security, which is not illiquid, amounted to $3,278,442, which represents 0.3% of net assets.

(d)	Cost for federal income tax purposes is $940,906,605.
(e)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

7

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$238,581,142	$(14,620,064)	$223,961,078

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

8

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Mid Cap Index Fund

	Shares	Value ($)*
Common Stocks — 97.5%
CONSUMER DISCRETIONARY — 14.6%
Auto Components — 0.9%
BorgWarner, Inc. (a)	252,550	15,238,867
Gentex Corp.	310,025	6,507,425
Auto Components Total		21,746,292
Automobiles — 0.1%
Thor Industries, Inc.	93,900	2,772,867
Automobiles Total		2,772,867
Distributors — 0.3%
LKQ Corp. (a)	317,150	6,842,511
Distributors Total		6,842,511
Diversified Consumer Services — 1.1%
Career Education Corp. (a)	145,775	2,593,337
Corinthian Colleges, Inc. (a)	195,325	806,692
ITT Educational Services, Inc. (a)	61,000	3,567,890
Matthews International Corp., Class A	66,000	2,143,680
Regis Corp.	127,525	2,272,496
Service Corp. International	546,725	4,406,604
Sotheby’s	148,400	5,952,324
Strayer Education, Inc.	30,800	4,184,796
Diversified Consumer Services Total		25,927,819
Hotels, Restaurants & Leisure — 2.3%
Bally Technologies, Inc. (a)	119,475	4,679,836
Bob Evans Farms, Inc.	67,350	2,097,279
Boyd Gaming Corp. (a)	124,200	1,110,348
Brinker International, Inc.	204,612	4,182,269
Cheesecake Factory, Inc. (a)	131,775	4,199,669
Chipotle Mexican Grill, Inc. (a)	68,925	17,816,423
International Speedway Corp., Class A	64,850	1,536,297
Life Time Fitness, Inc. (a)	92,750	3,658,060
Panera Bread Co., Class A (a)	68,950	6,911,548
Scientific Games Corp., Class A (a)	139,750	1,124,988
Wendy’s/Arby’s Group, Inc., Class A	713,425	3,403,037
WMS Industries, Inc. (a)	128,700	5,707,845
Hotels, Restaurants & Leisure Total		56,427,599
Household Durables — 1.4%
American Greetings Corp., Class A	88,600	1,778,202
KB Home	159,975	1,807,717
M.D.C. Holdings, Inc.	83,525	2,085,619
Mohawk Industries, Inc. (a)	124,550	6,543,857
NVR, Inc. (a)	12,942	8,023,781

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Ryland Group, Inc.	97,675	1,424,102
Toll Brothers, Inc. (a)	319,700	5,738,615
Tupperware Brands Corp.	139,775	6,496,742
Household Durables Total		33,898,635
Internet & Catalog Retail — 0.8%
NetFlix, Inc. (a)	96,250	19,817,875
Internet & Catalog Retail Total		19,817,875
Leisure Equipment & Products — 0.2%
Polaris Industries, Inc.	73,700	5,357,253
Leisure Equipment & Products Total		5,357,253
Media — 0.7%
DreamWorks Animation SKG, Inc., Class A (a)	158,600	4,915,014
Harte-Hanks, Inc.	85,950	1,069,218
John Wiley & Sons, Inc., Class A	102,825	4,267,237
Lamar Advertising Co., Class A (a)	126,775	4,658,981
Scholastic Corp.	52,725	1,481,573
Media Total		16,392,023
Multiline Retail — 0.9%
99 Cents Only Stores (a)	103,526	1,626,394
Dollar Tree, Inc. (a)	281,275	15,456,061
Saks, Inc. (a)	356,450	3,970,853
Multiline Retail Total		21,053,308
Specialty Retail — 4.1%
Aaron’s, Inc.	161,525	3,224,039
Advance Auto Parts, Inc.	186,700	12,320,333
Aeropostale, Inc. (a)	204,787	5,535,393
American Eagle Outfitters, Inc.	433,124	7,146,546
AnnTaylor Stores Corp. (a)	130,775	3,519,155
Barnes & Noble, Inc.	86,350	1,210,627
Chico’s FAS, Inc.	396,950	4,783,248
Coldwater Creek, Inc. (a)	132,925	449,287
Collective Brands, Inc. (a)	142,600	2,408,514
Dick’s Sporting Goods, Inc. (a)	195,050	6,672,660
Dress Barn, Inc. (a)	153,125	3,782,188
Foot Locker, Inc.	344,850	6,507,319
Guess?, Inc.	140,325	6,630,356
J Crew Group, Inc. (a)	141,200	6,173,264
PETsMART, Inc.	262,600	9,942,036
Rent-A-Center, Inc.	146,125	4,068,120

2

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Tractor Supply Co.	160,775	6,828,114
Williams-Sonoma, Inc.	239,575	7,970,660
Specialty Retail Total		99,171,859
Textiles, Apparel & Luxury Goods — 1.8%
Deckers Outdoor Corp. (a)	85,700	6,590,330
Fossil, Inc. (a)	117,475	7,947,184
Hanesbrands, Inc. (a)	211,925	5,753,764
Phillips-Van Heusen Corp.	146,850	9,962,304
Timberland Co., Class A (a)	89,125	2,208,518
Under Armour, Inc., Class A (a)	77,850	4,494,280
Warnaco Group, Inc. (a)	98,650	5,312,302
Textiles, Apparel & Luxury Goods Total		42,268,682
CONSUMER DISCRETIONARY TOTAL		351,676,723
CONSUMER STAPLES — 3.6%
Beverages — 0.3%
Hansen Natural Corp. (a)	152,350	8,108,067
Beverages Total		8,108,067
Food & Staples Retailing — 0.4%
BJ’s Wholesale Club, Inc. (a)	120,875	5,537,284
Ruddick Corp.	94,150	3,460,954
Food & Staples Retailing Total		8,998,238
Food Products — 1.6%
Corn Products International, Inc.	166,700	7,188,104
Flowers Foods, Inc.	168,975	4,427,145
Green Mountain Coffee Roasters, Inc. (a)	255,250	9,464,670
Lancaster Colony Corp.	42,950	2,236,407
Ralcorp Holdings, Inc. (a)	121,600	7,529,472
Smithfield Foods, Inc. (a)	367,750	6,476,077
Tootsie Roll Industries, Inc.	54,266	1,445,646
Food Products Total		38,767,521
Household Products — 0.9%
Church & Dwight Co., Inc.	157,275	10,262,194
Energizer Holdings, Inc. (a)	155,475	10,943,885
Household Products Total		21,206,079
Personal Products — 0.3%
Alberto-Culver Co.	190,125	7,072,650
Personal Products Total		7,072,650

3

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 0.1%
Universal Corp.	53,550	2,190,730
Tobacco Total		2,190,730
CONSUMER STAPLES TOTAL		86,343,285
ENERGY — 6.1%
Energy Equipment & Services — 2.4%
Atwood Oceanics, Inc. (a)	124,125	4,418,850
Dril-Quip, Inc. (a)	75,900	5,877,696
Exterran Holdings, Inc. (a)	140,024	3,174,344
Helix Energy Solutions Group, Inc. (a)	233,600	3,277,408
Oceaneering International, Inc. (a)	119,925	8,286,817
Patterson-UTI Energy, Inc.	341,475	6,740,717
Pride International, Inc. (a)	389,100	12,101,010
Superior Energy Services, Inc. (a)	174,575	5,829,059
Tidewater, Inc.	113,900	5,591,351
Unit Corp. (a)	88,000	3,517,360
Energy Equipment & Services Total		58,814,612
Oil, Gas & Consumable Fuels — 3.7%
Arch Coal, Inc.	359,875	10,508,350
Bill Barrett Corp. (a)	101,875	3,917,094
Cimarex Energy Co.	186,325	15,006,615
Comstock Resources, Inc. (a)	104,825	2,568,213
Forest Oil Corp. (a)	251,025	8,590,076
Frontier Oil Corp.	234,125	3,635,961
Newfield Exploration Co. (a)	295,975	19,780,009
Overseas Shipholding Group, Inc.	59,300	2,073,721
Patriot Coal Corp. (a)	177,350	2,869,523
Plains Exploration & Production Co. (a)	310,325	8,893,915
Quicksilver Resources, Inc. (a)	260,400	3,702,888
Southern Union Co.	275,725	6,509,867
Oil, Gas & Consumable Fuels Total		88,056,232
ENERGY TOTAL		146,870,844
FINANCIALS — 18.5%
Capital Markets — 2.2%
Affiliated Managers Group, Inc. (a)	113,225	9,896,997
Apollo Investment Corp.	430,725	4,548,456
Eaton Vance Corp.	261,675	7,776,981
Greenhill & Co., Inc.	56,175	4,209,755
Jefferies Group, Inc.	273,825	6,612,874
Raymond James Financial, Inc.	220,680	6,329,102

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
SEI Investments Co.	325,725	7,354,871
Waddell & Reed Financial, Inc., Class A	189,275	5,829,670
Capital Markets Total		52,558,706
Commercial Banks — 3.0%
Associated Banc Corp.	383,137	4,902,238
Bancorpsouth, Inc.	162,775	2,091,659
Bank of Hawaii Corp.	106,925	4,629,853
Cathay General Bancorp	173,975	2,350,402
City National Corp.	102,750	5,519,730
Commerce Bancshares, Inc.	164,398	6,173,145
Cullen/Frost Bankers, Inc.	134,375	7,194,437
FirstMerit Corp.	240,949	4,198,536
Fulton Financial Corp.	440,350	3,809,028
International Bancshares Corp.	117,275	2,017,130
PacWest Bancorp	69,675	1,184,475
Prosperity Bancshares, Inc.	103,325	3,362,196
SVB Financial Group (a)	92,925	4,175,120
Synovus Financial Corp.	1,739,075	3,530,322
TCF Financial Corp.	280,725	3,820,667
Trustmark Corp.	126,000	2,688,840
Valley National Bancorp	356,899	4,532,617
Webster Financial Corp.	146,000	2,409,000
Westamerica Bancorporation	64,600	3,157,648
Wilmington Trust Corp.	202,775	794,878
Commercial Banks Total		72,541,921
Diversified Financial Services — 0.4%
MSCI, Inc., Class A (a)	260,950	8,887,957
Diversified Financial Services Total		8,887,957
Insurance — 3.9%
American Financial Group, Inc.	175,300	5,393,981
Arthur J. Gallagher & Co.	233,075	6,544,746
Brown & Brown, Inc.	258,275	5,906,749
Everest Re Group Ltd.	124,625	10,404,941
Fidelity National Financial, Inc., Class A	504,625	6,812,437
First American Financial Corp.	230,650	3,268,311
Hanover Insurance Group, Inc.	99,450	4,503,096
HCC Insurance Holdings, Inc.	255,225	7,166,718
Mercury General Corp.	78,925	3,389,039
Old Republic International Corp.	573,283	7,257,763
Protective Life Corp.	189,750	4,462,920

5

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Reinsurance Group of America, Inc.	162,100	8,093,653
Stancorp Financial Group, Inc.	103,550	4,307,680
Transatlantic Holdings, Inc.	141,225	7,145,985
Unitrin, Inc.	111,075	2,628,035
W.R. Berkley Corp.	269,645	7,196,825
Insurance Total		94,482,879
Real Estate Investment Trusts (REITs) — 7.4%
Alexandria Real Estate Equities, Inc.	120,725	8,058,394
AMB Property Corp.	372,825	10,879,033
BRE Properties, Inc.	141,850	6,109,480
Camden Property Trust	148,425	7,580,065
Corporate Office Properties Trust SBI MD	145,725	4,941,535
Cousins Properties, Inc.	227,417	1,687,434
Duke Realty Corp.	557,275	6,202,471
Equity One, Inc.	92,225	1,596,415
Essex Property Trust, Inc.	67,225	7,451,219
Federal Realty Investment Trust	136,100	10,532,779
Highwoods Properties, Inc.	158,600	4,838,886
Hospitality Properties Trust	273,325	6,045,949
Liberty Property Trust	251,950	7,896,113
Macerich Co.	288,165	13,353,566
Mack-Cali Realty Corp.	175,900	5,584,825
Nationwide Health Properties, Inc.	274,125	9,882,206
OMEGA Healthcare Investors, Inc.	209,975	4,432,572
Potlatch Corp.	88,531	2,804,662
Rayonier, Inc.	177,785	9,059,924
Realty Income Corp.	243,425	8,288,621
Regency Centers Corp.	181,300	7,382,536
Senior Housing Properties Trust	282,275	6,303,201
SL Green Realty Corp.	173,300	11,333,820
UDR, Inc.	397,415	8,862,354
Weingarten Realty Investors	266,725	6,321,382
Real Estate Investment Trusts (REITs) Total		177,429,442
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	94,450	7,538,999
Real Estate Management & Development Total		7,538,999
Thrifts & Mortgage Finance — 1.3%
Astoria Financial Corp.	182,100	2,192,484
First Niagara Financial Group, Inc.	463,063	5,735,035

6

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
New York Community Bancorp, Inc.	964,778	16,208,270
NewAlliance Bancshares, Inc.	232,800	3,105,552
Washington Federal, Inc.	249,152	3,677,484
Thrifts & Mortgage Finance Total		30,918,825
FINANCIALS TOTAL		444,358,729
HEALTH CARE — 10.5%
Biotechnology — 0.9%
United Therapeutics Corp. (a)	110,025	6,923,873
Vertex Pharmaceuticals, Inc. (a)	449,325	14,886,138
Biotechnology Total		21,810,011
Health Care Equipment & Supplies — 3.7%
Beckman Coulter, Inc.	153,400	8,392,514
Edwards Lifesciences Corp. (a)	251,075	16,661,337
Gen-Probe, Inc. (a)	107,825	5,591,804
Hill-Rom Holdings, Inc.	140,675	5,567,917
Hologic, Inc. (a)	574,025	9,414,010
IDEXX Laboratories, Inc. (a)	127,850	8,209,248
Immucor, Inc. (a)	155,000	2,847,350
Kinetic Concepts, Inc. (a)	138,500	5,499,835
Masimo Corp.	130,300	4,021,058
ResMed, Inc. (a)	335,275	10,712,036
STERIS Corp.	131,950	4,540,400
Teleflex, Inc.	88,400	4,414,696
Thoratec Corp. (a)	129,500	3,296,423
Health Care Equipment & Supplies Total		89,168,628
Health Care Providers & Services — 3.0%
Community Health Systems, Inc. (a)	209,125	6,662,722
Health Management Associates, Inc., Class A (a)	555,200	4,946,832
Health Net, Inc. (a)	215,800	5,826,600
Henry Schein, Inc. (a)	202,725	11,642,497
Kindred Healthcare, Inc. (a)	87,425	1,411,040
LifePoint Hospitals, Inc. (a)	120,100	4,350,022
Lincare Holdings, Inc.	217,250	5,594,187
Mednax, Inc. (a)	105,550	6,459,660
Omnicare, Inc.	261,750	6,035,955
Owens & Minor, Inc.	140,325	3,964,181
Universal Health Services, Inc., Class B	215,325	8,854,164
VCA Antech, Inc. (a)	190,450	4,160,380
WellCare Health Plans, Inc. (a)	94,150	2,650,323
Health Care Providers & Services Total		72,558,563

7

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Technology — 0.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	422,150	7,408,733
Health Care Technology Total		7,408,733
Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories, Inc., Class A (a)	42,950	4,009,383
Charles River Laboratories International, Inc. (a)	127,950	4,177,568
Covance, Inc. (a)	143,450	6,442,339
Mettler-Toledo International, Inc. (a)	73,975	10,739,690
Pharmaceutical Product Development, Inc.	263,175	6,558,321
Techne Corp.	82,075	4,930,245
Life Sciences Tools & Services Total		36,857,546
Pharmaceuticals — 1.0%
Endo Pharmaceuticals Holdings, Inc. (a)	255,700	9,207,757
Medicis Pharmaceutical Corp., Class A	133,275	3,511,796
Perrigo Co.	182,850	11,014,884
Pharmaceuticals Total		23,734,437
HEALTH CARE TOTAL		251,537,918
INDUSTRIALS — 15.4%
Aerospace & Defense — 0.6%
Alliant Techsystems, Inc. (a)	73,525	5,434,233
BE Aerospace, Inc. (a)	226,600	8,044,300
Aerospace & Defense Total		13,478,533
Airlines — 0.4%
AirTran Holdings, Inc. (a)	299,950	2,231,628
Alaska Air Group, Inc. (a)	79,375	4,365,625
JetBlue Airways Corp. (a)	446,280	3,030,241
Airlines Total		9,627,494
Building Products — 0.2%
Lennox International, Inc.	101,250	4,453,988
Building Products Total		4,453,988
Commercial Services & Supplies — 1.5%
Brink’s Co.	103,950	2,550,933
Clean Harbors, Inc. (a)	50,700	3,754,335
Copart, Inc. (a)	158,750	5,632,450
Corrections Corp. of America (a)	244,775	5,911,316
Deluxe Corp.	113,850	2,412,481
Herman Miller, Inc.	126,425	2,723,194

8

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
HNI Corp.	99,725	2,656,674
Mine Safety Appliances Co.	68,325	1,969,127
Rollins, Inc.	93,877	2,536,557
Waste Connections, Inc.	256,763	6,675,825
Commercial Services & Supplies Total		36,822,892
Construction & Engineering — 1.3%
AECOM Technology Corp. (a)	257,300	6,628,048
Granite Construction, Inc.	75,550	1,916,704
KBR, Inc.	346,150	9,373,742
Shaw Group, Inc. (a)	187,100	5,996,555
URS Corp. (a)	185,625	7,339,612
Construction & Engineering Total		31,254,661
Electrical Equipment — 2.0%
Acuity Brands, Inc.	96,450	5,194,797
AMETEK, Inc.	235,950	13,961,161
Baldor Electric Co.	104,100	6,590,571
Hubbell, Inc., Class B	132,800	7,511,168
Regal-Beloit Corp.	85,400	5,209,400
Thomas & Betts Corp. (a)	115,800	5,147,310
Woodward Governor Co.	129,850	4,382,438
Electrical Equipment Total		47,996,845
Industrial Conglomerates — 0.2%
Carlisle Companies, Inc.	135,050	4,945,531
Industrial Conglomerates Total		4,945,531
Machinery — 6.0%
AGCO Corp. (a)	206,050	9,301,097
Bucyrus International, Inc.	179,450	15,999,762
Crane Co.	103,025	3,861,377
Donaldson Co., Inc.	169,225	9,187,225
Gardner Denver, Inc.	115,875	7,584,019
Graco, Inc.	133,437	4,798,395
Harsco Corp.	178,250	4,288,695
IDEX Corp.	180,425	6,760,525
Joy Global, Inc.	228,750	17,458,200
Kennametal, Inc.	181,500	6,138,330
Lincoln Electric Holdings, Inc.	94,000	5,796,040
Nordson Corp.	75,175	5,971,150
Oshkosh Corp. (a)	200,550	5,755,785
Pentair, Inc.	218,600	7,191,940
SPX Corp.	110,700	7,270,776
Terex Corp. (a)	240,750	5,845,410

9

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Timken Co.	177,875	7,748,235
Trinity Industries, Inc.	176,675	4,045,857
Valmont Industries, Inc.	47,250	3,820,635
Wabtec Corp.	106,175	4,908,470
Machinery Total		143,731,923
Marine — 0.4%
Alexander & Baldwin, Inc.	91,250	3,201,963
Kirby Corp. (a)	119,500	5,338,065
Marine Total		8,540,028
Professional Services — 1.0%
Corporate Executive Board Co.	75,875	2,632,104
FTI Consulting, Inc. (a)	103,725	3,696,759
Korn/Ferry International (a)	102,575	1,776,599
Manpower, Inc.	182,125	10,257,280
Navigant Consulting, Inc. (a)	110,950	923,104
Towers Watson & Co., Class A	100,325	5,036,315
Professional Services Total		24,322,161
Road & Rail — 1.2%
Con-way, Inc.	120,575	4,075,435
J.B. Hunt Transport Services, Inc.	196,700	7,179,550
Kansas City Southern (a)	227,150	10,753,281
Landstar System, Inc.	110,375	3,967,981
Werner Enterprises, Inc.	98,093	2,116,847
Road & Rail Total		28,093,094
Trading Companies & Distributors — 0.6%
GATX Corp.	102,600	3,403,242
MSC Industrial Direct Co., Class A	98,625	5,931,307
United Rentals, Inc. (a)	134,050	2,630,061
Watsco, Inc.	61,700	3,718,659
Trading Companies & Distributors Total		15,683,269
INDUSTRIALS TOTAL		368,950,419
INFORMATION TECHNOLOGY — 15.9%
Communications Equipment — 2.6%
ADC Telecommunications, Inc. (a)	214,925	2,733,846
Adtran, Inc.	138,750	4,320,675
Ciena Corp. (a)	207,325	3,140,974
CommScope, Inc. (a)	209,853	6,633,453
F5 Networks, Inc. (a)	178,250	23,507,610
Plantronics, Inc.	105,600	3,777,312
Polycom, Inc. (a)	188,900	6,990,245

10

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Riverbed Technology, Inc. (a)	315,000	10,681,650
Communications Equipment Total		61,785,765
Computers & Peripherals — 0.4%
Diebold, Inc.	145,500	4,571,610
NCR Corp. (a)	355,550	5,116,364
Computers & Peripherals Total		9,687,974
Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics, Inc. (a)	260,975	8,092,835
Avnet, Inc. (a)	336,325	10,308,361
Ingram Micro, Inc., Class A (a)	347,075	6,195,289
Itron, Inc. (a)	89,475	5,079,496
National Instruments Corp.	130,212	4,442,833
Tech Data Corp. (a)	103,275	4,551,329
Trimble Navigation Ltd. (a)	263,925	9,828,567
Vishay Intertechnology, Inc. (a)	365,475	5,211,674
Electronic Equipment, Instruments & Components Total		53,710,384
Internet Software & Services — 1.1%
AOL, Inc. (a)	236,450	5,717,361
Digital River, Inc. (a)	87,775	3,231,875
Equinix, Inc. (a)	100,950	7,833,720
Rackspace Hosting, Inc. (a)	213,200	6,219,044
ValueClick, Inc. (a)	181,200	2,815,848
Internet Software & Services Total		25,817,848
IT Services — 2.5%
Acxiom Corp. (a)	177,250	3,015,023
Alliance Data Systems Corp. (a)	116,600	7,355,128
Broadridge Financial Solutions, Inc.	280,775	5,781,157
Convergys Corp. (a)	274,825	3,542,494
CoreLogic, Inc.	230,625	4,199,681
DST Systems, Inc.	79,750	3,418,085
Gartner, Inc. (a)	160,500	5,163,285
Global Payments, Inc.	176,600	7,339,496
Jack Henry & Associates, Inc.	190,300	5,202,802
Lender Processing Services, Inc.	206,150	6,343,235
Mantech International Corp., Class A (a)	49,800	1,988,016
NeuStar, Inc., Class A (a)	166,200	4,294,608
SRA International, Inc., Class A (a)	94,575	1,855,562
IT Services Total		59,498,572

11

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Office Electronics — 0.2%
Zebra Technologies Corp., Class A (a)	125,600	4,576,864
Office Electronics Total		4,576,864
Semiconductors & Semiconductor Equipment — 3.1%
Atmel Corp. (a)	1,022,350	10,622,216
Cree, Inc. (a)	239,350	15,600,833
Fairchild Semiconductor International, Inc. (a)	276,250	3,881,313
Integrated Device Technology, Inc. (a)	351,292	2,258,808
International Rectifier Corp. (a)	155,775	4,417,779
Intersil Corp., Class A	274,275	3,497,006
Lam Research Corp. (a)	275,050	12,468,016
RF Micro Devices, Inc. (a)	604,650	4,238,597
Semtech Corp. (a)	137,600	3,218,464
Silicon Laboratories, Inc. (a)	98,825	4,198,086
Skyworks Solutions, Inc. (a)	395,675	10,069,929
Semiconductors & Semiconductor Equipment Total		74,471,047
Software — 3.8%
ACI Worldwide, Inc. (a)	73,875	1,875,686
Advent Software, Inc. (a)	35,125	1,811,748
ANSYS, Inc. (a)	201,350	9,765,475
Cadence Design Systems, Inc. (a)	589,800	4,635,828
FactSet Research Systems, Inc.	102,650	9,101,975
Fair Isaac Corp.	92,425	2,158,124
Informatica Corp. (a)	204,975	8,461,368
Mentor Graphics Corp. (a)	242,125	2,722,696
Micros Systems, Inc. (a)	177,450	7,758,114
Parametric Technology Corp. (a)	255,575	5,474,416
Quest Software, Inc. (a)	135,975	3,440,168
Rovi Corp. (a)	228,475	12,604,966
Solera Holdings, Inc.	155,200	7,449,600
Synopsys, Inc. (a)	329,125	8,455,221
TIBCO Software, Inc. (a)	363,175	7,132,757
Software Total		92,848,142
INFORMATION TECHNOLOGY TOTAL		382,396,596
MATERIALS — 6.3%
Chemicals — 3.3%
Albemarle Corp.	202,225	10,938,350
Ashland, Inc.	174,425	8,874,744

12

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Cabot Corp.	144,700	5,180,260
Cytec Industries, Inc.	108,650	5,196,729
Intrepid Potash, Inc. (a)	98,125	3,007,531
Lubrizol Corp.	149,575	15,639,562
Minerals Technologies, Inc.	41,075	2,499,003
NewMarket Corp.	22,000	2,767,600
Olin Corp.	175,450	3,205,472
RPM International, Inc.	288,000	5,898,240
Scotts Miracle-Gro Co., Class A	102,375	5,114,655
Sensient Technologies Corp.	109,975	3,735,851
Valspar Corp.	218,100	7,206,024
Chemicals Total		79,264,021
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	100,800	8,521,632
Construction Materials Total		8,521,632
Containers & Packaging — 1.6%
AptarGroup, Inc.	149,475	6,826,523
Greif, Inc., Class A	68,950	4,029,438
Packaging Corp. of America	229,500	5,886,675
Rock-Tenn Co., Class A	86,275	4,666,615
Silgan Holdings, Inc.	107,900	3,694,496
Sonoco Products Co.	223,000	7,305,480
Temple-Inland, Inc.	238,700	5,005,539
Containers & Packaging Total		37,414,766
Metals & Mining — 1.0%
Carpenter Technology Corp.	97,375	3,551,266
Commercial Metals Co.	253,175	3,891,300
Reliance Steel & Aluminum Co.	164,525	7,313,136
Steel Dynamics, Inc.	480,375	7,657,178
Worthington Industries, Inc.	127,000	2,034,540
Metals & Mining Total		24,447,420
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. (a)	286,225	2,347,045
Paper & Forest Products Total		2,347,045
MATERIALS TOTAL		151,994,884
TELECOMMUNICATION SERVICES — 0.8%
Diversified Telecommunication Services — 0.3%
Cincinnati Bell, Inc. (a)	446,525	1,089,521
tw telecom, Inc. (a)	335,725	5,532,748
Diversified Telecommunication Services Total		6,622,269

13

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 0.5%
Syniverse Holdings, Inc. (a)	153,700	4,697,072
Telephone & Data Systems, Inc.	204,791	7,306,943
Wireless Telecommunication Services Total		12,004,015
TELECOMMUNICATION SERVICES TOTAL		18,626,284
UTILITIES — 5.8%
Electric Utilities — 1.7%
Cleco Corp.	134,500	4,079,385
DPL, Inc.	263,450	6,673,188
Great Plains Energy, Inc.	300,254	5,599,737
Hawaiian Electric Industries, Inc.	207,475	4,541,628
IDACORP, Inc.	106,750	3,877,160
NV Energy, Inc.	520,825	7,130,094
PNM Resources, Inc.	191,975	2,299,861
Westar Energy, Inc.	245,450	6,114,160
Electric Utilities Total		40,315,213
Gas Utilities — 2.0%
AGL Resources, Inc.	172,675	6,342,353
Atmos Energy Corp.	199,725	6,005,731
Energen Corp.	159,175	6,935,254
National Fuel Gas Co.	181,550	11,503,008
Questar Corp.	388,925	6,460,044
UGI Corp.	243,500	7,224,645
WGL Holdings, Inc.	112,600	4,082,876
Gas Utilities Total		48,553,911
Independent Power Producers & Energy Traders — 0.0%
Dynegy, Inc. (a)	227,165	1,156,270
Independent Power Producers & Energy Traders Total		1,156,270
Multi-Utilities — 1.8%
Alliant Energy Corp.	245,475	8,913,197
Black Hills Corp.	86,800	2,634,380
MDU Resources Group, Inc.	416,805	8,519,494
NSTAR	229,425	9,498,195
OGE Energy Corp.	215,675	9,599,695
Vectren Corp.	180,200	4,667,180
Multi-Utilities Total		43,832,141

14

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Water Utilities — 0.3%
Aqua America, Inc.	304,099	6,553,333
Water Utilities Total		6,553,333
UTILITIES TOTAL		140,410,868
Total Common Stocks (cost of $1,935,384,408)		2,343,166,550

	Par ($)
Short-Term Obligation — 2.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 09/16/14, market value $52,114,350 (repurchase proceeds $51,088,227)	51,088,000	51,088,000

Total Short-Term Obligation (cost of $51,088,000)		51,088,000

Total Investments — 99.6% (cost of $1,986,472,408)(b)(c)		2,394,254,550

Other Assets & Liabilities, Net — 0.4%		9,631,772

Net Assets — 100.0%		2,403,886,322

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

15

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$2,343,166,550	$—	$—	$2,343,166,550
Total Short-Term Obligation	—	51,088,000	—	51,088,000
Total Investments	2,343,166,550	51,088,000	—	2,394,254,550
Unrealized Appreciation on Futures Contracts	2,064,521	—	—	2,064,521
Total	$2,345,231,071	$51,088,000	$—	$2,396,319,071

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,986,472,408.
(c)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$626,343,629	$(218,561,487)	$407,782,142

16

At November 30, 2010, the Fund held the following open long futures contracts:

Risk Exposure/Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Equity Risk
S&P Mid Cap 400 Index	706	$60,144,140	$58,079,619	Dec-2010	$2,064,521

On November 30, 2010, cash of $7,415,000 was pledged as collateral for open futures contracts and was being held at the broker of the futures contracts.

17

INVESTMENT PORTFOLIO

November 30, 2010 (Unaudited)	Columbia Mid Cap Value Fund

	Shares	Value ($)*
Common Stocks — 98.0%
CONSUMER DISCRETIONARY — 13.0%
Auto Components — 1.7%
BorgWarner, Inc. (a)	718,500	43,354,290
Tenneco, Inc. (a)	880,200	32,092,092
Auto Components Total		75,446,382
Automobiles — 0.7%
Harley-Davidson, Inc.	971,200	30,379,136
Automobiles Total		30,379,136
Hotels, Restaurants & Leisure — 2.7%
Darden Restaurants, Inc.	255,000	12,482,250
International Game Technology	1,631,634	25,257,695
Royal Caribbean Cruises Ltd. (a)	1,121,225	45,129,306
Starwood Hotels & Resorts Worldwide, Inc.	691,500	39,304,860
Hotels, Restaurants & Leisure Total		122,174,111
Household Durables — 1.8%
D.R. Horton, Inc.	3,552,825	35,670,363
Stanley Black & Decker, Inc.	771,950	45,954,183
Household Durables Total		81,624,546
Internet & Catalog Retail — 0.5%
Liberty Media Corp., Interactive, Series A (a)	1,607,700	24,855,042
Internet & Catalog Retail Total		24,855,042
Leisure Equipment & Products — 1.4%
Hasbro, Inc.	796,550	37,963,573
Mattel, Inc.	936,350	24,195,284
Leisure Equipment & Products Total		62,158,857
Media — 1.4%
CBS Corp., Class B	2,109,700	35,527,348
DISH Network Corp., Class A (a)	1,550,900	28,521,051
Media Total		64,048,399
Specialty Retail — 2.3%
Foot Locker, Inc.	3,084,600	58,206,402
Limited Brands, Inc.	1,429,450	48,129,581
Specialty Retail Total		106,335,983

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 0.5%
Hanesbrands, Inc. (a)	913,850	24,811,028
Textiles, Apparel & Luxury Goods Total		24,811,028
CONSUMER DISCRETIONARY TOTAL		591,833,484
CONSUMER STAPLES — 4.8%
Beverages — 0.7%
Molson Coors Brewing Co., Class B	670,050	31,927,883
Beverages Total		31,927,883
Food Products — 1.1%
J.M. Smucker Co.	846,965	53,570,536
Food Products Total		53,570,536
Household Products — 1.4%
Clorox Co.	624,950	38,628,159
Energizer Holdings, Inc. (a)	345,800	24,340,862
Household Products Total		62,969,021
Personal Products — 1.6%
Avon Products, Inc.	1,610,200	45,987,312
Estée Lauder Companies, Inc., Class A	345,950	25,918,574
Personal Products Total		71,905,886
CONSUMER STAPLES TOTAL		220,373,326
ENERGY — 12.1%
Energy Equipment & Services — 5.2%
Cameron International Corp. (a)	816,050	39,260,165
Dresser-Rand Group, Inc. (a)	1,007,750	38,223,958
Ensco PLC, ADR	783,100	37,118,940
Noble Corp.	1,016,725	34,487,312
Pride International, Inc. (a)	1,103,800	34,328,180
Weatherford International Ltd. (a)	2,585,700	52,774,137
Energy Equipment & Services Total		236,192,692
Oil, Gas & Consumable Fuels — 6.9%
Cabot Oil & Gas Corp.	1,435,225	50,189,819
Murphy Oil Corp.	601,300	40,599,776
Newfield Exploration Co. (a)	573,775	38,345,383
Peabody Energy Corp.	1,261,505	74,189,109
QEP Resources, Inc.	711,200	24,984,456

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Spectra Energy Corp.	3,549,300	84,366,861
Oil, Gas & Consumable Fuels Total		312,675,404
ENERGY TOTAL		548,868,096
FINANCIALS — 27.1%
Capital Markets — 2.0%
Raymond James Financial, Inc.	1,412,950	40,523,406
TD Ameritrade Holding Corp. (a)	3,104,650	51,971,841
Capital Markets Total		92,495,247
Commercial Banks — 6.4%
CIT Group, Inc. (a)	866,500	34,192,090
City National Corp.	830,587	44,619,134
Comerica, Inc.	943,375	34,423,754
Cullen/Frost Bankers, Inc.	845,125	45,247,992
Fifth Third Bancorp.	3,434,000	41,036,300
Huntington Bancshares, Inc.	3,503,500	20,442,922
SVB Financial Group (a)	787,777	35,394,821
Zions Bancorporation	1,643,625	31,968,506
Commercial Banks Total		287,325,519
Consumer Finance — 1.9%
Discover Financial Services	4,680,109	85,552,392
Consumer Finance Total		85,552,392
Insurance — 6.2%
ACE Ltd.	755,931	44,237,082
Assured Guaranty Ltd.	1,542,250	26,233,673
Axis Capital Holdings Ltd.	1,133,900	40,072,026
Lincoln National Corp.	2,821,858	67,385,969
Reinsurance Group of America, Inc.	1,281,775	63,999,026
XL Group PLC	2,027,123	39,853,238
Insurance Total		281,781,014
Real Estate Investment Trusts (REITs) — 9.1%
Alexandria Real Estate Equities, Inc.	730,100	48,734,175
Boston Properties, Inc.	671,050	56,233,990
Equity Residential Property Trust	1,448,925	72,417,271
General Growth Properties, Inc.	762,050	12,337,589
Host Hotels & Resorts, Inc.	2,940,897	48,465,983
ProLogis	2,464,300	32,060,543
Rayonier, Inc.	1,288,475	65,660,686
Taubman Centers, Inc.	910,400	44,181,712
Weyerhaeuser Co.	2,020,811	33,727,336
Real Estate Investment Trusts (REITs) Total		413,819,285

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.8%
CB Richard Ellis Group, Inc., Class A (a)	1,817,700	34,881,663
Real Estate Management & Development Total		34,881,663
Thrifts & Mortgage Finance — 0.7%
MGIC Investment Corp. (a)	1,413,354	12,041,776
People’s United Financial, Inc.	1,570,250	19,455,398
Thrifts & Mortgage Finance Total		31,497,174
FINANCIALS TOTAL		1,227,352,294
HEALTH CARE — 4.7%
Health Care Equipment & Supplies — 2.1%
Cooper Companies, Inc.	482,575	25,817,763
Teleflex, Inc.	814,925	40,697,354
Zimmer Holdings, Inc. (a)	537,850	26,494,491
Health Care Equipment & Supplies Total		93,009,608
Health Care Providers & Services — 0.7%
Community Health Systems, Inc. (a)	997,100	31,767,606
Health Care Providers & Services Total		31,767,606
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. (a)	1,022,725	35,815,829
Mettler-Toledo International, Inc. (a)	185,625	26,949,038
Life Sciences Tools & Services Total		62,764,867
Pharmaceuticals — 0.5%
Watson Pharmaceuticals, Inc. (a)	494,200	24,087,308
Pharmaceuticals Total		24,087,308
HEALTH CARE TOTAL		211,629,389
INDUSTRIALS — 12.7%
Aerospace & Defense — 1.8%
AerCap Holdings NV (a)	3,363,600	43,693,164
L-3 Communications Holdings, Inc.	294,750	20,729,767
Spirit Aerosystems Holdings, Inc., Class A (a)	971,350	18,912,185
Aerospace & Defense Total		83,335,116
Airlines — 0.6%
Delta Air Lines, Inc. (a)	1,837,700	25,139,736
Airlines Total		25,139,736
Construction & Engineering — 0.9%
Foster Wheeler AG (a)	1,466,750	41,069,000
Construction & Engineering Total		41,069,000

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 1.1%
Cooper Industries PLC, Class A	905,375	49,342,938
Electrical Equipment Total		49,342,938
Machinery — 5.1%
AGCO Corp. (a)	416,375	18,795,168
Crane Co.	735,000	27,547,800
Ingersoll-Rand PLC	1,306,350	53,560,350
Kennametal, Inc.	766,525	25,923,875
Navistar International Corp. (a)	524,800	26,859,264
Parker Hannifin Corp.	997,850	80,057,505
Machinery Total		232,743,962
Professional Services — 1.1%
Manpower, Inc.	841,900	47,415,808
Professional Services Total		47,415,808
Road & Rail — 2.1%
Canadian Pacific Railway Ltd.	379,000	24,252,210
Con-way, Inc.	818,173	27,654,247
Hertz Global Holdings, Inc. (a)	3,524,550	43,210,983
Road & Rail Total		95,117,440
INDUSTRIALS TOTAL		574,164,000
INFORMATION TECHNOLOGY — 6.0%
Communications Equipment — 0.5%
Brocade Communications Systems, Inc. (a)	4,401,800	21,920,964
Communications Equipment Total		21,920,964
Computers & Peripherals — 1.1%
Diebold, Inc.	1,594,450	50,097,619
Computers & Peripherals Total		50,097,619
Electronic Equipment, Instruments & Components — 1.9%
Arrow Electronics, Inc. (a)	1,299,825	40,307,573
Molex, Inc.	2,116,850	44,030,480
Electronic Equipment, Instruments & Components Total		84,338,053
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc. (a)	2,459,500	17,929,755
Atmel Corp. (a)	1,840,500	19,122,795
Varian Semiconductor Equipment Associates, Inc. (a)	330,700	10,426,971
Semiconductors & Semiconductor Equipment Total		47,479,521
Software — 1.5%
Autodesk, Inc. (a)	1,047,550	36,968,040

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Nuance Communications, Inc. (a)	1,707,600	30,181,830
Software Total		67,149,870
INFORMATION TECHNOLOGY TOTAL		270,986,027
MATERIALS — 7.2%
Chemicals — 4.5%
Albemarle Corp.	895,150	48,418,663
Celanese Corp., Series A	1,216,050	44,993,850
International Flavors & Fragrances, Inc.	497,400	26,123,448
LyondellBasell Industries NV, Class A (a)	447,125	13,060,521
PPG Industries, Inc.	915,175	71,347,043
Chemicals Total		203,943,525
Containers & Packaging — 1.4%
Packaging Corp. of America	2,484,100	63,717,165
Containers & Packaging Total		63,717,165
Metals & Mining — 1.3%
United States Steel Corp.	1,181,875	57,450,944
Metals & Mining Total		57,450,944
MATERIALS TOTAL		325,111,634
TELECOMMUNICATION SERVICES — 0.9%
Diversified Telecommunication Services — 0.9%
Qwest Communications International, Inc.	5,633,550	39,434,850
Diversified Telecommunication Services Total		39,434,850
TELECOMMUNICATION SERVICES TOTAL		39,434,850
UTILITIES — 9.5%
Electric Utilities — 1.9%
American Electric Power Co., Inc.	1,466,725	52,215,410
Northeast Utilities	1,152,525	35,843,528
Electric Utilities Total		88,058,938
Independent Power Producers & Energy Traders — 0.5%
AES Corp. (a)	2,099,674	22,697,476
Independent Power Producers & Energy Traders Total		22,697,476
Multi-Utilities — 7.1%
CMS Energy Corp.	1,596,800	28,694,496
PG&E Corp.	964,475	45,262,812
Public Service Enterprise Group, Inc.	1,274,025	39,278,191
Sempra Energy	1,303,325	65,283,549
Wisconsin Energy Corp.	1,247,375	75,116,922

6

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Xcel Energy, Inc.	2,781,250	65,359,375
Multi-Utilities Total		318,995,345
UTILITIES TOTAL		429,751,759

Total Common Stocks (cost of $3,733,853,881)		4,439,504,859
Convertible Preferred Stock — 0.2%
FINANCIALS — 0.2%
Commercial Banks — 0.2%
Fifth Third Bancorp., 8.500%	84,000	10,983,000
Commercial Banks Total		10,983,000
FINANCIALS TOTAL		10,983,000

Total Convertible Preferred Stock (cost of $11,887,014)		10,983,000

	Par ($)
Short-Term Obligation — 2.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 07/14/14, market value $94,620,750 (repurchase proceeds $92,764,412)	92,764,000	92,764,000

Total Short-Term Obligations (cost of $92,764,000)		92,764,000

Total Investments — 100.3% (cost of $3,838,504,895)(b)(c)		4,543,251,859

Other Assets & Liabilities, Net — (0.3)%		(15,327,883)

Net Assets — 100.0%		4,527,923,976

7

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$4,439,504,859	$—	$—	$4,439,504,859
Total Convertible Preferred Stock	—	10,983,000	—	10,983,000
Total Short-Term Obligation	—	92,764,000	—	92,764,000
Total Investments	$4,439,504,859	$103,747,000	$—	$4,543,251,859

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $3,838,504,895.
(c)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

8

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$911,781,379	$(207,034,415)	$704,746,964

Acronym	Name
ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

November 30, 2010 (Unaudited)	Columbia Multi-Advisor International Equity Fund

	Shares	Value ($)*
Common Stocks — 98.6%
CONSUMER DISCRETIONARY — 17.1%
Auto Components — 0.2%
Exedy Corp.	102,300	3,162,513
Auto Components Total		3,162,513
Automobiles — 3.6%
Daimler AG, Registered Shares (a)	159,823	10,347,696
Fuji Heavy Industries Ltd.	637,000	4,719,549
Honda Motor Co., Ltd.	310,300	11,232,622
Nissan Motor Co., Ltd.	504,800	4,735,500
Proton Holdings Bhd	2,320,800	3,586,048
PT Astra International Tbk	634,500	3,648,591
Toyota Motor Corp.	209,900	8,136,218
Automobiles Total		46,406,224
Distributors — 1.9%
Li & Fung Ltd.	4,026,000	25,071,587
Distributors Total		25,071,587
Diversified Consumer Services — 0.3%
Anhanguera Educacional Participacoes SA	185,100	4,294,458
Diversified Consumer Services Total		4,294,458
Hotels, Restaurants & Leisure — 1.8%
Accor SA	284,150	12,005,904
Compass Group PLC	841,671	7,267,793
Genting Berhad	1,168,800	3,724,472
Hotels, Restaurants & Leisure Total		22,998,169
Household Durables — 1.6%
Panasonic Corp.	530,100	7,597,516
PDG Realty SA Empreendimentos e Participacoes	2,270,100	13,756,176
Household Durables Total		21,353,692
Internet & Catalog Retail — 0.5%
DeNA Co., Ltd.	201,000	5,860,619
Internet & Catalog Retail Total		5,860,619
Leisure Equipment & Products — 0.3%
Altek Corp.	2,978,584	4,006,377
Leisure Equipment & Products Total		4,006,377
Media — 2.0%
Daiichikosho Co., Ltd.	470,500	8,348,068
Naspers Ltd., Class N	145,514	7,258,634
Publicis Groupe SA	227,593	10,167,885
Media Total		25,774,587

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — 2.2%
Game Group PLC	3,636,365	3,899,468
Halfords Group PLC	472,579	3,005,762
Inditex SA	264,218	19,906,289
USS Co., Ltd.	27,760	1,999,935
Specialty Retail Total		28,811,454
Textiles, Apparel & Luxury Goods — 2.7%
Adidas AG	109,837	6,895,857
LG Fashion Corp.	127,000	3,436,305
Pandora A/S (a)	130,994	6,843,813
Swatch Group AG	42,870	17,208,271
Textiles, Apparel & Luxury Goods Total		34,384,246
CONSUMER DISCRETIONARY TOTAL		222,123,926
CONSUMER STAPLES — 6.8%
Beverages — 1.6%
Anheuser-Busch InBev NV	194,466	10,651,525
Cott Corp. (a)	350,066	2,905,548
Pernod-Ricard SA	91,458	7,451,660
Beverages Total		21,008,733
Food & Staples Retailing — 2.8%
FamilyMart Co., Ltd.	250,500	8,524,961
Koninklijke Ahold NV	401,818	4,854,255
Matsumotokiyoshi Holdings Co., Ltd.	143,000	2,884,402
Metro AG	138,779	9,954,576
Tesco PLC	1,707,141	10,998,660
Food & Staples Retailing Total		37,216,854
Food Products — 1.6%
Balrampur Chini Mills Ltd.	2,073,776	3,451,736
Nestle SA, Registered Shares	318,533	17,306,153
Food Products Total		20,757,889
Household Products — 0.8%
Reckitt Benckiser Group PLC	189,562	10,022,543
Household Products Total		10,022,543
CONSUMER STAPLES TOTAL		89,006,019
ENERGY — 10.0%
Energy Equipment & Services — 1.6%
Core Laboratories NV	35,529	3,041,282
Noble Corp.	143,178	4,856,598
Seadrill Ltd.	295,153	9,030,035

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Shinko Plantech Co., Ltd.	503,900	4,156,599
Energy Equipment & Services Total		21,084,514
Oil, Gas & Consumable Fuels — 8.4%
AWE Ltd. (a)	1,861,846	2,873,770
BP PLC	1,996,861	13,275,971
CNOOC Ltd.	3,155,089	6,816,542
ENI SpA	302,325	6,078,693
OGX Petroleo e Gas Participacoes SA (a)	2,128,600	24,704,969
Rosneft Oil Co., GDR	620,681	4,092,607
Royal Dutch Shell PLC, Class B	589,191	17,473,336
Total SA	364,972	17,663,228
Tullow Oil PLC	741,001	13,209,308
Yanzhou Coal Mining Co., Ltd., Class H	1,084,600	3,002,368
Oil, Gas & Consumable Fuels Total		109,190,792
ENERGY TOTAL		130,275,306
FINANCIALS — 24.2%
Capital Markets — 2.7%
Credit Suisse Group AG, Registered Shares	166,110	6,141,392
Deutsche Bank AG, Registered Shares	134,094	6,371,933
ICAP PLC	734,628	5,423,860
Intermediate Capital Group PLC	1,146,465	5,583,686
Julius Baer Group Ltd.	198,137	7,522,837
Tokai Tokyo Financial Holdings, Inc.	1,009,000	3,701,592
Capital Markets Total		34,745,300
Commercial Banks — 11.8%
Australia & New Zealand Banking Group Ltd.	603,425	13,075,865
Banco Bilbao Vizcaya Argentaria SA	818,824	7,513,970
Banco Santander SA	1,524,130	14,447,300
Bangkok Bank PCL, Foreign Registered Shares	750,900	3,576,260
Bank of China Ltd., Class H	6,670,000	3,548,482
Barclays PLC	2,191,111	8,804,473
BNP Paribas	262,767	15,532,317
Commonwealth Bank of Australia	141,397	6,528,565
HSBC Holdings PLC	1,013,237	10,207,487
ICICI Bank Ltd., ADR	407,935	20,413,067
Mitsubishi UFJ Financial Group, Inc.	900,600	4,261,702
Mizuho Financial Group, Inc.	5,155,500	8,124,658
National Bank of Canada	59,000	3,899,040

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
National Bank of Greece SA (a)	293,438	2,471,809
National Bank of Pakistan	4,027,180	3,160,697
Standard Chartered PLC	389,757	10,486,134
Sumitomo Mitsui Financial Group, Inc.	379,100	11,637,798
Turkiye Is Bankasi, Class C	797,087	3,087,472
UCO Bank	1,126,141	3,390,337
Commercial Banks Total		154,167,433
Diversified Financial Services — 0.9%
Fuyo General Lease Co., Ltd.	176,400	5,179,118
ING Groep NV (a)	797,114	7,045,429
Diversified Financial Services Total		12,224,547
Insurance — 4.5%
Allianz SE, Registered Shares	43,391	4,760,225
Baloise Holding AG, Registered Shares	73,706	6,282,793
Lincoln National Corp.	150,684	3,598,334
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	45,807	6,361,582
Ping An Insurance Group Co. of China, Ltd., Class H	1,347,000	15,629,219
Sampo OYJ, Class A	254,803	6,232,406
XL Group PLC	203,081	3,992,572
Zurich Financial Services AG, Registered Shares	50,740	11,290,200
Insurance Total		58,147,331
Real Estate Investment Trusts (REITs) — 0.8%
Japan Retail Fund Investment Corp.	4,467	7,189,946
Wereldhave NV	36,569	3,218,184
Real Estate Investment Trusts (REITs) Total		10,408,130
Real Estate Management & Development — 3.5%
BR Malls Participacoes SA	1,236,100	12,183,652
CapitaLand Ltd.	3,042,500	8,311,441
Cheung Kong Holdings Ltd.	438,300	6,456,238
Hang Lung Properties Ltd.	1,760,000	8,146,253
Hongkong Land Holdings Ltd.	894,000	6,058,720

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Sinolink Worldwide Holdings Ltd.	26,412,000	3,911,922
Real Estate Management & Development Total		45,068,226
FINANCIALS TOTAL		314,760,967
HEALTH CARE — 7.0%
Biotechnology — 0.4%
Celgene Corp. (a)	78,285	4,648,563
Biotechnology Total		4,648,563
Health Care Providers & Services — 0.4%
Miraca Holdings, Inc.	142,300	5,028,163
Health Care Providers & Services Total		5,028,163
Pharmaceuticals — 6.2%
AstraZeneca PLC	242,391	11,289,460
AstraZeneca PLC, ADR	11,048	518,482
GlaxoSmithKline PLC	488,758	9,255,681
Novartis AG, Registered Shares	144,400	7,684,443
Novo-Nordisk A/S, Class B	134,988	13,375,249
Recordati SpA	647,643	5,580,572
Sanofi-Aventis SA	189,523	11,451,202
Santen Pharmaceutical Co., Ltd.	133,300	4,582,206
Teva Pharmaceutical Industries Ltd., ADR	342,840	17,155,713
Pharmaceuticals Total		80,893,008
HEALTH CARE TOTAL		90,569,734
INDUSTRIALS — 11.1%
Aerospace & Defense — 0.6%
Rolls-Royce Group PLC, Class C (a)(b)	46,153,472	71,789
Rolls-Royce Group PLC (a)	758,511	7,190,842
Aerospace & Defense Total		7,262,631
Airlines — 0.2%
Turk Hava Yollari A.O. (a)	727,535	2,643,140
Airlines Total		2,643,140
Building Products — 1.0%
Assa Abloy AB, Class B	236,217	6,337,495
Daikin Industries Ltd.	194,888	6,998,418
Building Products Total		13,335,913
Commercial Services & Supplies — 0.4%
Aeon Delight Co., Ltd.	303,300	5,454,423
Commercial Services & Supplies Total		5,454,423
Construction & Engineering — 0.3%
Macmahon Holdings Ltd.	7,401,143	3,819,676
Construction & Engineering Total		3,819,676

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 1.9%
Schneider Electric SA	122,415	17,170,916
Sensata Technologies Holding NV (a)	248,049	6,895,762
Electrical Equipment Total		24,066,678
Industrial Conglomerates — 1.8%
DCC PLC	227,141	5,938,776
Siemens AG, Registered Shares	131,594	14,395,202
Tyco International Ltd.	91,078	3,450,945
Industrial Conglomerates Total		23,784,923
Machinery — 1.2%
Komatsu Ltd.	559,800	15,506,601
Machinery Total		15,506,601
Professional Services — 0.6%
Atkins WS PLC	385,169	4,196,024
Teleperformance	127,777	3,807,559
Professional Services Total		8,003,583
Road & Rail — 1.1%
Canadian National Railway Co.	224,745	14,372,443
Road & Rail Total		14,372,443
Trading Companies & Distributors — 2.0%
ITOCHU Corp.	535,000	4,961,174
Kloeckner & Co., SE (a)	191,423	4,813,658
Marubeni Corp.	1,396,000	9,058,485
Mitsui & Co., Ltd.	494,100	7,717,279
Trading Companies & Distributors Total		26,550,596
INDUSTRIALS TOTAL		144,800,607
INFORMATION TECHNOLOGY — 5.7%
Communications Equipment — 0.6%
HTC Corp.	280,550	7,757,448
Communications Equipment Total		7,757,448
Electronic Equipment, Instruments & Components — 1.0%
FUJIFILM Holdings Corp.	111,400	3,732,057
Hitachi Ltd.	558,000	2,640,389
Venture Corp., Ltd.	610,000	4,155,977
Young Fast Optoelectronics Co., Ltd.	240,082	2,600,469
Electronic Equipment, Instruments & Components Total		13,128,892
Internet Software & Services — 1.5%
Baidu, Inc., ADR (a)	66,604	7,006,075
Mail.ru Group Ltd., GDR (a)(c)	47,068	1,929,788

6

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
MercadoLibre, Inc. (a)	113,468	7,218,834
Tencent Holdings Ltd.	159,200	3,506,275
Internet Software & Services Total		19,660,972
IT Services — 0.3%
Groupe Steria SCA	148,689	3,418,684
IT Services Total		3,418,684
Office Electronics — 1.2%
Canon, Inc.	345,000	16,229,829
Office Electronics Total		16,229,829
Semiconductors & Semiconductor Equipment — 1.1%
ARM Holdings PLC	449,953	2,791,679
Infineon Technologies AG (a)	429,722	3,827,874
Macronix International	7,728,000	4,614,840
Solarfun Power Holdings Co., Ltd., ADR (a)	291,008	2,418,276
Semiconductors & Semiconductor Equipment Total		13,652,669
INFORMATION TECHNOLOGY TOTAL		73,848,494
MATERIALS — 6.4%
Chemicals — 3.4%
BASF SE	346,989	25,938,339
Clariant AG, Registered Shares (a)	307,002	5,538,455
Kansai Paint Co., Ltd.	617,000	5,640,237
Makhteshim-Agan Industries Ltd. (a)	223,757	923,749
Novozymes A/S, Class B	47,625	6,211,714
Chemicals Total		44,252,494
Metals & Mining — 2.6%
Aurubis AG	50,040	2,424,335
Eastern Platinum Ltd. (a)	1,934,800	2,921,377
First Quantum Minerals Ltd.	33,996	3,020,248
Teck Resources Ltd., Class B	167,929	8,344,511
ThyssenKrupp AG	271,332	10,378,537
Xstrata PLC	347,817	6,977,863
Metals & Mining Total		34,066,871
Paper & Forest Products — 0.4%
Svenska Cellulosa AB, Class B	380,711	5,547,021
Paper & Forest Products Total		5,547,021
MATERIALS TOTAL		83,866,386
TELECOMMUNICATION SERVICES — 6.5%
Diversified Telecommunication Services — 2.6%
BCE, Inc.	211,400	7,147,917
Nippon Telegraph & Telephone Corp.	133,500	6,040,342

7

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Tele2 AB, Class B	332,148	6,641,458
Telefonica SA	334,663	7,122,079
Telenor ASA	449,177	6,452,520
Diversified Telecommunication Services Total		33,404,316
Wireless Telecommunication Services — 3.9%
Advanced Info Service PCL, Foreign Registered Shares	835,400	2,500,949
Freenet AG	597,464	5,705,767
Millicom International Cellular SA	109,960	9,542,329
MTN Group Ltd.	777,073	13,278,832
Softbank Corp.	119,900	4,155,016
Vivo Participacoes SA, ADR	132,884	3,836,361
Vodafone Group PLC	4,926,509	12,310,958
Wireless Telecommunication Services Total		51,330,212
TELECOMMUNICATION SERVICES TOTAL		84,734,528
UTILITIES — 3.8%
Electric Utilities — 1.9%
E.ON AG	152,702	4,380,660
Enel SpA	1,827,154	8,580,729
Fortum OYJ	272,585	7,189,907
Okinawa Electric Power Co., Inc.	90,600	4,119,257
Electric Utilities Total		24,270,553
Independent Power Producers & Energy Traders — 0.5%
Drax Group PLC	721,776	3,972,620
Energy Development Corp.	22,274,300	2,828,465
Independent Power Producers & Energy Traders Total		6,801,085
Multi-Utilities — 1.0%
AGL Energy Ltd.	288,828	4,248,940
RWE AG	131,959	8,213,309
Multi-Utilities Total		12,462,249
Water Utilities — 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo	135,700	3,006,674
Guangdong Investment Ltd.	4,718,000	2,357,688
Water Utilities Total		5,364,362
UTILITIES TOTAL		48,898,249
Total Common Stocks (cost of $1,111,077,533)		1,282,884,216

8

	Shares	Value ($)
Investment Company — 0.5%
iShares MSCI EAFE Index Fund	119,591	6,487,812

Total Investment Company (cost of $6,544,821)		6,487,812

	Contracts
Purchased Call Options — 0.0%
CBOE SPX Volatility Index Strike Price: $30.00 Expiration: 12/22/10	3,696	332,640

Total Purchased Call Options (cost of $953,771)		332,640

	Par ($)
Short-Term Obligation — 1.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by U.S. Government Agency obligations with various maturities to 07/17/15, market value $18,019,813 (repurchase proceeds $17,659,078)	17,659,000	17,659,000

Total Short-Term Obligation (cost of $17,659,000)		17,659,000

Total Investments — 100.5% (cost of $1,136,235,125)(d)(e)		1,307,363,668

Other Assets & Liabilities, Net — (0.5)%		(6,626,886)

Net Assets — 100.0%		1,300,736,782

9

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

10

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$18,050,634	$204,073,292	$—	$222,123,926
Consumer Staples	2,905,548	86,100,471	—	89,006,019
Energy	36,695,456	93,579,850	—	130,275,306
Financials	50,145,385	264,615,582	—	314,760,967
Health Care	22,322,758	68,246,976	—	90,569,734
Industrials	24,719,150	120,009,668	71,789	144,800,607
Information Technology	16,643,185	57,205,309	—	73,848,494
Materials	14,286,136	69,580,250	—	83,866,386
Telecommunication Services	20,526,607	64,207,921	—	84,734,528
Utilities	3,006,674	45,891,575	—	48,898,249
Total Common Stocks	209,301,533	1,073,510,894	71,789	1,282,884,216
Total Investment Company	6,487,812	—	—	6,487,812
Total Purchased Call Options	332,640	—	—	332,640
Total Short-Term Obligation	—	17,659,000	—	17,659,000
Total Investments	216,121,985	1,091,169,894	71,789	1,307,363,668
Total Written Call Option Contracts	(46,600)	—	—	(46,600)
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	1,850,932	—	1,850,932
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(4,456,293)	—	(4,456,293)
Total	$216,075,385	$1,088,564,533	$71,789	$1,304,711,707

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

11

The following table reconciles asset balances for the nine months ending November 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2010
Common Stocks Financials	$—	$—	$(1,316)	$73,105	$—	$—	$—	$71,789

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $1,316.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company’s capital structure.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2010, the value of this security amounted to $71,789, which represents less than 0.1% of net assets.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the value of this security, which is not illiquid, amounted to $1,929,788, which represents 0.1% of net assets.

(d)	Cost for federal income tax purposes is $1,136,235,125.
(e)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$216,315,805	$(45,187,262)	$171,128,543

At November 30, 2010, the Fund held the following written call option contracts:

Equity Risk

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
CBOE SPX Volatility Index	$42.5	2,330	12/22/10	$170,932	$(46,600)

For the nine months ended November 30, 2010, transactions in written call option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2010	618	$39,551
Options written	24,196	940,549
Options terminated in closing purchase transactions	(8,764)	(499,675)
Options exercised	(5,041)	(20,163)
Options expired	(8,679)	(289,330)
Options outstanding at November 30, 2010	2,330	$170,932

12

Forward foreign currency exchange contracts outstanding on November 30, 2010 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
Barclays Bank PLC	AUD	$31,745,717	$33,112,328	02/10/11	$(1,366,611)
Barclays Bank PLC	EUR	40,637,270	42,878,001	02/10/11	(2,240,731)
Barclays Bank PLC	GBP	9,603,705	9,960,104	02/10/11	(356,399)
Barclays Bank PLC	JPY	13,025,301	13,244,355	02/10/11	(219,054)
Barclays Bank PLC	SEK	4,447,329	4,603,337	02/10/11	(156,008)
Barclays Bank PLC	SGD	4,528,017	4,645,507	02/10/11	(117,490)
					$(4,456,293)

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
Barclays Bank PLC	AUD	$3,690,633	$3,714,230	02/10/11	$23,597
Barclays Bank PLC	CAD	19,403,461	19,853,055	02/10/11	449,594
Barclays Bank PLC	CHF	19,259,996	19,931,984	02/10/11	671,988
Barclays Bank PLC	DKK	1,876,031	1,980,228	02/10/11	104,197
Barclays Bank PLC	KRW	3,176,275	3,319,311	02/10/11	143,036
Barclays Bank PLC	MYR	3,234,919	3,297,020	02/10/11	62,101
Barclays Bank PLC	RUB	3,228,584	3,325,959	02/10/11	97,375
Barclays Bank PLC	THB	6,480,669	6,585,625	02/10/11	104,956
Barclays Bank PLC	TWD	13,081,216	13,275,304	02/10/11	194,088
					$1,850,932

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
RUB	New Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

13

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Overseas Value Fund

	Shares	Value ($)*
Common Stocks — 101.3%
CONSUMER DISCRETIONARY — 8.1%
Auto Components — 0.5%
Exedy Corp.	1,300	40,188
Auto Components Total		40,188
Automobiles — 3.5%
Fuji Heavy Industries Ltd.	8,000	59,272
Nissan Motor Co., Ltd.	6,300	59,100
Proton Holdings Bhd	28,100	43,420
Toyota Motor Corp.	2,600	100,782
Automobiles Total		262,574
Leisure Equipment & Products — 0.7%
Altek Corp.	38,767	52,144
Leisure Equipment & Products Total		52,144
Media — 1.3%
Daiichikosho Co., Ltd.	5,800	102,909
Media Total		102,909
Specialty Retail — 1.5%
Game Group PLC	45,453	48,741
Halfords Group PLC	5,914	37,615
USS Co., Ltd.	340	24,495
Specialty Retail Total		110,851
Textiles, Apparel & Luxury Goods — 0.6%
LG Fashion Corp.	1,610	43,563
Textiles, Apparel & Luxury Goods Total		43,563
CONSUMER DISCRETIONARY TOTAL		612,229
CONSUMER STAPLES — 2.4%
Beverages — 0.5%
Cott Corp. (a)	4,278	35,507
Beverages Total		35,507
Food & Staples Retailing — 1.3%
Koninklijke Ahold NV	4,977	60,126
Matsumotokiyoshi Holdings Co., Ltd.	1,900	38,324
Food & Staples Retailing Total		98,450
Food Products — 0.6%
Balrampur Chini Mills Ltd.	26,485	44,084
Food Products Total		44,084
CONSUMER STAPLES TOTAL		178,041
ENERGY — 12.1%
Energy Equipment & Services — 1.5%
Noble Corp. (a)	1,833	62,175

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Shinko Plantech Co., Ltd.	6,300	51,968
Energy Equipment & Services Total		114,143
Oil, Gas & Consumable Fuels — 10.6%
AWE Ltd. (a)	23,520	36,303
BP PLC	24,613	163,638
ENI SpA	3,814	76,686
Rosneft Oil Co., GDR	7,709	50,831
Royal Dutch Shell PLC, Class B	7,289	216,166
Total SA	4,513	218,412
Yanzhou Coal Mining Co., Ltd., Class H	13,400	37,094
Oil, Gas & Consumable Fuels Total		799,130
ENERGY TOTAL		913,273
FINANCIALS — 32.7%
Capital Markets — 4.5%
Credit Suisse Group AG, Registered Shares	2,047	75,681
Deutsche Bank AG, Registered Shares	1,666	79,166
ICAP PLC	9,188	67,836
Intermediate Capital Group PLC	14,395	70,109
Tokai Tokyo Financial Holdings, Inc.	13,000	47,691
Capital Markets Total		340,483
Commercial Banks — 14.8%
Australia & New Zealand Banking Group Ltd.	7,414	160,657
Banco Bilbao Vizcaya Argentaria SA	10,159	93,225
Banco Santander SA	18,752	177,751
Bangkok Bank PCL, Foreign Registered Shares	9,600	45,721
Bank of China Ltd., Class H	87,000	46,285
BNP Paribas	1,914	113,138
Commonwealth Bank of Australia	1,781	82,232
Mitsubishi UFJ Financial Group, Inc.	11,500	54,419
National Bank of Canada	768	50,754
National Bank of Greece SA (a)	3,565	30,030
National Bank of Pakistan	49,250	38,653
Sumitomo Mitsui Financial Group, Inc.	4,600	141,213
Turkiye Is Bankasi, Class C	9,748	37,758
UCO Bank	13,922	41,913
Commercial Banks Total		1,113,749

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 2.0%
Fuyo General Lease Co., Ltd.	2,200	64,592
ING Groep NV (a)	9,747	86,151
Diversified Financial Services Total		150,743
Insurance — 7.0%
Allianz SE, Registered Shares	546	59,899
Baloise Holding AG, Registered Shares	910	77,570
Lincoln National Corp.	1,939	46,303
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	565	78,466
Sampo Oyj, Class A	3,149	77,024
XL Group PLC	2,534	49,818
Zurich Financial Services AG, Registered Shares	630	140,182
Insurance Total		529,262
Real Estate Investment Trusts (REITs) — 1.7%
Japan Retail Fund Investment Corp.	56	90,136
Wereldhave NV	461	40,569
Real Estate Investment Trusts (REITs) Total		130,705
Real Estate Management & Development — 2.7%
Cheung Kong Holdings Ltd.	5,500	81,016
Hongkong Land Holdings Ltd.	11,000	74,548
Sinolink Worldwide Holdings Ltd.	344,000	50,950
Real Estate Management & Development Total		206,514
FINANCIALS TOTAL		2,471,456
HEALTH CARE — 9.9%
Biotechnology — 0.8%
Celgene Corp. (a)	964	57,242
Biotechnology Total		57,242
Health Care Providers & Services — 0.8%
Miraca Holdings, Inc.	1,800	63,603
Health Care Providers & Services Total		63,603
Pharmaceuticals — 8.3%
AstraZeneca PLC	3,113	144,989
GlaxoSmithKline PLC	6,016	113,926
Novartis AG, Registered Shares	1,777	94,565
Recordati SpA	8,298	71,502
Sanofi-Aventis SA	2,345	141,688

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Santen Pharmaceutical Co., Ltd.	1,700	58,438
Pharmaceuticals Total		625,108
HEALTH CARE TOTAL		745,953
INDUSTRIALS — 7.7%
Airlines — 0.4%
Turk Hava Yollari A.O. (a)	9,119	33,129
Airlines Total		33,129
Commercial Services & Supplies — 0.9%
Aeon Delight Co., Ltd.	3,800	68,338
Commercial Services & Supplies Total		68,338
Construction & Engineering — 0.6%
Macmahon Holdings Ltd.	90,666	46,792
Construction & Engineering Total		46,792
Industrial Conglomerates — 1.6%
DCC PLC	2,831	74,019
Tyco International Ltd.	1,155	43,763
Industrial Conglomerates Total		117,782
Professional Services — 1.3%
Atkins WS PLC	4,750	51,746
Teleperformance	1,642	48,929
Professional Services Total		100,675
Trading Companies & Distributors — 2.9%
ITOCHU Corp.	6,500	60,276
Kloeckner & Co., SE (a)	2,374	59,698
Mitsui & Co., Ltd.	6,200	96,837
Trading Companies & Distributors Total		216,811
INDUSTRIALS TOTAL		583,527
INFORMATION TECHNOLOGY — 4.8%
Electronic Equipment, Instruments & Components — 2.2%
FUJIFILM Holdings Corp.	1,400	46,902
Hitachi Ltd.	7,000	33,123
Venture Corp., Ltd.	8,000	54,505
Young Fast Optoelectronics Co., Ltd.	3,095	33,524
Electronic Equipment, Instruments & Components Total		168,054
IT Services — 0.6%
Groupe Steria SCA	1,935	44,490
IT Services Total		44,490

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Office Electronics — 0.9%
Canon, Inc.	1,400	65,860
Office Electronics Total		65,860
Semiconductors & Semiconductor Equipment — 1.1%
Macronix International	94,267	56,292
Solarfun Power Holdings Co., Ltd., ADR (a)	3,596	29,883
Semiconductors & Semiconductor Equipment Total		86,175
INFORMATION TECHNOLOGY TOTAL		364,579
MATERIALS — 5.2%
Chemicals — 2.9%
BASF SE	895	66,904
Clariant AG, Registered Shares (a)	3,806	68,662
Kansai Paint Co., Ltd.	8,000	73,131
Makhteshim-Agan Industries Ltd. (a)	2,751	11,357
Chemicals Total		220,054
Metals & Mining — 1.4%
Aurubis AG	626	30,328
Eastern Platinum Ltd. (a)	24,000	36,238
First Quantum Minerals Ltd.	446	39,623
Metals & Mining Total		106,189
Paper & Forest Products — 0.9%
Svenska Cellulosa AB, Class B	4,621	67,329
Paper & Forest Products Total		67,329
MATERIALS TOTAL		393,572
TELECOMMUNICATION SERVICES — 10.3%
Diversified Telecommunication Services — 5.6%
BCE, Inc.	2,638	89,197
Nippon Telegraph & Telephone Corp.	1,700	76,918
Tele2 AB, Class B	4,184	83,661
Telefonica SA	4,194	89,254
Telenor ASA	5,632	80,905
Diversified Telecommunication Services Total		419,935
Wireless Telecommunication Services — 4.7%
Advanced Info Service PCL, Foreign Registered Shares	10,400	31,135
Freenet AG	7,353	70,221
Softbank Corp.	1,500	51,981
Vivo Participacoes SA, ADR	1,687	48,704

5

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Vodafone Group PLC	61,548	153,803
Wireless Telecommunication Services Total		355,844
TELECOMMUNICATION SERVICES TOTAL		775,779
UTILITIES — 8.1%
Electric Utilities — 4.0%
E.ON AG	1,891	54,248
Enel SpA	22,789	107,022
Fortum Oyj	3,379	89,127
Okinawa Electric Power Co., Inc.	1,200	54,560
Electric Utilities Total		304,957
Independent Power Producers & Energy Traders — 1.1%
Drax Group PLC	9,320	51,297
Energy Development Corp.	276,000	35,047
Independent Power Producers & Energy Traders Total		86,344
Multi-Utilities — 2.1%
AGL Energy Ltd.	3,570	52,518
RWE AG	1,644	102,325
Multi-Utilities Total		154,843
Water Utilities — 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo	1,800	39,882
Guangdong Investment Ltd.	60,000	29,984
Water Utilities Total		69,866
UTILITIES TOTAL		616,010

Total Common Stocks (cost of $7,984,708)		7,654,419

Purchased Call Option — 0.1%
CBOE SPX Volatility Index (b) Strike Price: $30.00 Expiration: 12/22/10	46	4,140

Total Purchased Call Option (cost of $11,939)		4,140

Total Investments — 101.4% (cost of $7,996,647)(c)(d)		7,658,559

Other Assets & Liabilities, Net — (1.4)%		(107,261)

Net Assets — 100.0%		7,551,298

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$612,229	$—	$612,229
Consumer Staples	35,507	142,534	—	178,041
Energy	113,006	800,267	—	913,273
Financials	221,423	2,250,033	—	2,471,456
Health Care	57,242	688,711	—	745,953
Industrials	43,763	539,764	—	583,527
Information Technology	29,883	334,696	—	364,579
Materials	75,861	317,711	—	393,572
Telecommunication Services	137,901	637,878	—	775,779
Utilities	39,882	576,128	—	616,010
Total Common Stocks	754,468	6,899,951	—	7,654,419
Total Purchased Call Option	4,140	—	—	4,140
Total Investments	758,608	6,899,951	—	7,658,559
Value of Written Call Option Contracts	(560)	—	—	(560)
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	23,164	—	23,164
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(56,515)	—	(56,515)
Total	$758,048	$6,866,600	$—	$7,624,648

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for open written option contracts.
(c)	Cost for federal income tax purposes is $7,996,647.
(d)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$808,660	$(1,146,748)	$(338,088)

8

Forward foreign currency exchange contracts outstanding on November 30, 2010 are :

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized (Depreciation)
Morgan Stanley Capital Services, Inc.	AUD	$396,239	$413,326	02/10/11	$(17,087)
Morgan Stanley Capital Services, Inc.	EUR	513,886	542,485	02/10/11	(28,599)
Morgan Stanley Capital Services, Inc.	GBP	129,044	133,854	02/10/11	(4,810)
Morgan Stanley Capital Services, Inc.	JPY	153,747	156,459	02/10/11	(2,712)
Morgan Stanley Capital Services, Inc.	SEK	56,324	58,263	02/10/11	(1,939)
Morgan Stanley Capital Services, Inc.	SGD	53,770	55,138	02/10/11	(1,368)
					$(56,515)

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
Morgan Stanley Capital Services, Inc.	AUD	$45,610	$45,883	02/10/11	$273
Morgan Stanley Capital Services, Inc.	CAD	246,106	251,816	02/10/11	5,710
Morgan Stanley Capital Services, Inc.	CHF	237,433	245,617	02/10/11	8,184
Morgan Stanley Capital Services, Inc.	DKK	23,337	24,614	02/10/11	1,277
Morgan Stanley Capital Services, Inc.	KRW	40,264	41,953	02/10/11	1,689
Morgan Stanley Capital Services, Inc.	MYR	38,983	39,882	02/10/11	899
Morgan Stanley Capital Services, Inc.	RUB	40,054	41,192	02/10/11	1,138
Morgan Stanley Capital Services, Inc.	THB	82,129	83,389	02/10/11	1,260
Morgan Stanley Capital Services, Inc.	TWD	165,364	168,098	02/10/11	2,734
					$23,164

9

At November 30, 2010, the Fund held the following written call option contracts:

Equity Risk

	Strike	Number of	Expiration
Name of Issuer	Price	Contracts	Date	Premium	Value
CBOE SPX Volatility Index	$42.5	28	12/22/10	$2,072	$(560)
Total written call options (proceeds $2,072)

For the nine months ended November 30, 2010, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2010	3	$192
Options written	284	10,230
Options terminated in closing purchase transactions	(101)	(5,940)
Options exercised	(60)	(240)
Options expired	(98)	(2,170)
Options outstanding at November 30, 2010	28	$2,072

	Acronym	Name

	ADR	American Depositary Receipt
	AUD	Australian Dollar
	CAD	Canadian Dollar
	CHF	Swiss Franc
	DKK	Danish Krone
	EUR	Euro
	GBP	Pound Sterling
	GDR	Global Depository Receipt
	JPY	Japanese Yen
	KRW	South Korean Won
	MYR	Malaysian Ringgit
`	RUB	New Russian Ruble
	SEK	Swedish Krona
	SGD	Singapore Dollar
	THB	Thailand Baht
	TWD	New Taiwan Dollar

10

INVESTMENT PORTFOLIO

November 30, 2010 (Unaudited)	Columbia Small Cap Growth Fund II

	Shares	Value ($)*
Common Stocks — 99.8%
CONSUMER DISCRETIONARY — 20.1%
Auto Components — 2.4%
Cooper Tire & Rubber Co.	251,055	5,244,539
Tenneco, Inc. (a)	79,545	2,900,211
Auto Components Total		8,144,750
Diversified Consumer Services — 1.9%
Capella Education Co. (a)	42,152	2,309,508
Grand Canyon Education, Inc. (a)	119,676	2,278,631
Xueda Education Group, ADR (a)	150,505	1,858,737
Diversified Consumer Services Total		6,446,876
Hotels, Restaurants & Leisure — 1.7%
BJ’s Restaurants, Inc. (a)	95,425	3,497,326
Home Inns & Hotels Management, Inc., ADR (a)	48,310	2,300,039
Hotels, Restaurants & Leisure Total		5,797,365
Household Durables — 1.9%
Tempur-Pedic International, Inc. (a)	188,930	6,633,332
Household Durables Total		6,633,332
Internet & Catalog Retail — 0.7%
Shutterfly, Inc. (a)	72,980	2,408,340
Internet & Catalog Retail Total		2,408,340
Leisure Equipment & Products — 0.6%
Polaris Industries, Inc.	28,105	2,042,953
Leisure Equipment & Products Total		2,042,953
Media — 2.3%
Cinemark Holdings, Inc.	91,855	1,612,055
Imax Corp. (a)	156,055	4,246,256
Knology, Inc. (a)	142,299	2,189,982
Media Total		8,048,293
Multiline Retail — 0.6%
Gordmans Stores, Inc. (a)	156,313	1,994,554
Multiline Retail Total		1,994,554
Specialty Retail — 3.9%
Body Central Corp. (a)	137,926	1,684,076
Children’s Place Retail Stores, Inc. (a)	34,845	1,808,804
DSW, Inc., Class A (a)	44,865	1,754,222
Jo-Ann Stores, Inc. (a)	63,725	3,086,839
Pier 1 Imports, Inc. (a)	287,050	2,801,608
Vitamin Shoppe, Inc. (a)	84,417	2,491,146
Specialty Retail Total		13,626,695

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 4.1%
CROCS, Inc. (a)	265,055	4,650,390
Deckers Outdoor Corp. (a)	33,920	2,608,448
Lululemon Athletica, Inc. (a)	84,080	4,508,370
Warnaco Group, Inc. (a)	45,250	2,436,712
Textiles, Apparel & Luxury Goods Total		14,203,920
CONSUMER DISCRETIONARY TOTAL		69,347,078
CONSUMER STAPLES — 2.2%
Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.	41,219	1,638,249
Food & Staples Retailing Total		1,638,249
Food Products — 0.5%
Diamond Foods, Inc.	36,380	1,693,125
Food Products Total		1,693,125
Personal Products — 1.2%
Elizabeth Arden, Inc. (a)	99,170	2,113,313
Nu Skin Enterprises, Inc., Class A	65,958	2,084,932
Personal Products Total		4,198,245
CONSUMER STAPLES TOTAL		7,529,619
ENERGY — 5.6%
Energy Equipment & Services — 2.3%
Complete Production Services, Inc. (a)	106,540	3,031,063
Dril-Quip, Inc. (a)	22,985	1,779,958
Pioneer Drilling Co. (a)	162,553	1,113,488
TETRA Technologies, Inc. (a)	188,050	2,068,550
Energy Equipment & Services Total		7,993,059
Oil, Gas & Consumable Fuels — 3.3%
Brigham Exploration Co. (a)	69,620	1,750,943
Energy XXI Bermuda Ltd. (a)	69,200	1,705,780
McMoRan Exploration Co. (a)	98,470	1,470,157
Oasis Petroleum, Inc. (a)	79,365	2,014,284
Resolute Energy Corp. (a)	153,806	1,979,483
World Fuel Services Corp.	82,960	2,497,096
Oil, Gas & Consumable Fuels Total		11,417,743
ENERGY TOTAL		19,410,802
FINANCIALS — 4.9%
Capital Markets — 0.7%
Stifel Financial Corp. (a)	46,179	2,393,458
Capital Markets Total		2,393,458

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 1.7%
Center Financial Corp. (a)	293,895	1,839,783
Signature Bank (a)	90,200	3,964,290
Commercial Banks Total		5,804,073
Consumer Finance — 1.1%
EZCORP, Inc., Class A (a)	94,385	2,374,726
Netspend Holdings, Inc. (a)	118,972	1,594,225
Consumer Finance Total		3,968,951
Diversified Financial Services — 0.4%
Portfolio Recovery Associates, Inc. (a)	24,791	1,571,006
Diversified Financial Services Total		1,571,006
Real Estate Investment Trusts (REITs) — 1.0%
FelCor Lodging Trust, Inc. (a)	269,115	1,595,852
Tanger Factory Outlet Centers	36,470	1,749,830
Real Estate Investment Trusts (REITs) Total		3,345,682
FINANCIALS TOTAL		17,083,170
HEALTH CARE — 17.1%
Biotechnology — 3.1%
Acorda Therapeutics, Inc. (a)	47,350	1,247,673
Alexion Pharmaceuticals, Inc. (a)	17,710	1,353,929
Cubist Pharmaceuticals, Inc. (a)	71,880	1,560,515
Halozyme Therapeutics, Inc. (a)	162,075	1,121,559
Incyte Corp. Ltd. (a)	120,135	1,743,159
Momenta Pharmaceuticals, Inc. (a)	84,240	1,284,660
Onyx Pharmaceuticals, Inc. (a)	85,843	2,528,076
Biotechnology Total		10,839,571
Health Care Equipment & Supplies — 4.7%
Align Technology, Inc. (a)	112,555	1,968,587
Cutera, Inc. (a)	100,815	706,713
DexCom, Inc. (a)	108,733	1,225,965
ICU Medical, Inc. (a)	41,980	1,538,567
Insulet Corp. (a)	106,005	1,438,488
Masimo Corp.	134,845	4,161,317
NuVasive, Inc. (a)	102,505	2,394,517
Syneron Medical Ltd. (a)	91,610	884,036
Thoratec Corp. (a)	73,200	1,863,306
Health Care Equipment & Supplies Total		16,181,496
Health Care Providers & Services — 4.3%
Brookdale Senior Living, Inc. (a)	130,795	2,500,800
Catalyst Health Solutions, Inc. (a)	55,599	2,386,309
HMS Holdings Corp. (a)	29,930	1,885,889

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
IPC The Hospitalist Co., Inc. (a)	119,170	3,863,492
LHC Group, Inc. (a)	11,931	315,575
Mednax, Inc. (a)	32,365	1,980,738
PSS World Medical, Inc. (a)	85,445	1,760,167
Health Care Providers & Services Total		14,692,970
Health Care Technology — 1.1%
Medidata Solutions, Inc. (a)	51,277	1,020,412
Omnicell, Inc. (a)	219,120	2,936,208
Health Care Technology Total		3,956,620
Life Sciences Tools & Services — 0.8%
ICON PLC, ADR (a)	128,920	2,595,160
Life Sciences Tools & Services Total		2,595,160
Pharmaceuticals — 3.1%
Ardea Biosciences, Inc. (a)	68,975	1,533,314
Auxilium Pharmaceuticals, Inc. (a)	60,015	1,136,084
Impax Laboratories, Inc. (a)	162,825	2,914,568
MAP Pharmaceuticals, Inc. (a)	103,165	1,482,481
Salix Pharmaceuticals Ltd. (a)	80,305	3,585,618
Pharmaceuticals Total		10,652,065
HEALTH CARE TOTAL		58,917,882
INDUSTRIALS — 16.6%
Aerospace & Defense — 0.9%
LMI Aerospace, Inc. (a)	182,420	2,967,973
Aerospace & Defense Total		2,967,973
Air Freight & Logistics — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	40,345	2,201,223
Air Freight & Logistics Total		2,201,223
Airlines — 0.6%
Alaska Air Group, Inc. (a)	36,600	2,013,000
Airlines Total		2,013,000
Commercial Services & Supplies — 0.8%
Tetra Tech, Inc. (a)	122,505	2,831,091
Commercial Services & Supplies Total		2,831,091
Construction & Engineering — 1.6%
Great Lakes Dredge & Dock Corp.	482,810	3,707,981
Sterling Construction Co., Inc. (a)	130,325	1,758,084
Construction & Engineering Total		5,466,065
Electrical Equipment — 2.4%
Baldor Electric Co.	97,390	6,165,761

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Regal-Beloit Corp.	32,660	1,992,260
Electrical Equipment Total		8,158,021
Machinery — 3.9%
ArvinMeritor, Inc. (a)	210,305	3,753,944
Columbus McKinnon Corp. (a)	124,450	2,042,225
Lindsay Corp.	28,610	1,689,134
Nordson Corp.	19,110	1,517,907
Robbins & Myers, Inc.	81,915	2,540,184
Tennant Co.	53,490	1,826,149
Machinery Total		13,369,543
Marine — 0.5%
DryShips, Inc. (a)	336,226	1,738,288
Marine Total		1,738,288
Professional Services — 1.5%
Advisory Board Co. (a)	53,070	2,518,702
Korn/Ferry International (a)	146,291	2,533,760
Professional Services Total		5,052,462
Road & Rail — 3.1%
Avis Budget Group, Inc. (a)	124,365	1,652,811
Dollar Thrifty Automotive Group, Inc. (a)	35,370	1,624,191
Genesee & Wyoming, Inc., Class A (a)	43,470	2,064,390
Landstar System, Inc.	44,945	1,615,773
Roadrunner Transportation Systems, Inc. (a)	162,012	2,054,312
Werner Enterprises, Inc.	86,640	1,869,691
Road & Rail Total		10,881,168
Trading Companies & Distributors — 0.7%
TAL International Group, Inc.	91,753	2,599,363
Trading Companies & Distributors Total		2,599,363
INDUSTRIALS TOTAL		57,278,197
INFORMATION TECHNOLOGY — 28.6%
Communications Equipment — 2.3%
Acme Packet, Inc. (a)	37,734	1,848,211
Aruba Networks, Inc. (a)	166,525	3,530,330
Riverbed Technology, Inc. (a)	74,940	2,541,216
Communications Equipment Total		7,919,757
Electronic Equipment, Instruments & Components — 2.0%
DTS, Inc. (a)	105,049	4,931,000
Universal Display Corp. (a)	72,395	1,792,500
Electronic Equipment, Instruments & Components Total		6,723,500

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — 6.0%
Ancestry.com, Inc. (a)	64,035	1,830,120
GSI Commerce, Inc. (a)	82,460	1,966,671
IntraLinks Holdings, Inc. (a)	158,657	3,261,988
KIT Digital, Inc. (a)	134,650	1,854,130
LogMeIn, Inc. (a)	96,605	4,230,333
OpenTable, Inc. (a)	31,450	2,281,383
VistaPrint NV (a)	62,255	2,510,122
Vocus, Inc. (a)	115,100	2,817,648
Internet Software & Services Total		20,752,395
IT Services — 3.7%
ExlService Holdings, Inc. (a)	97,495	2,015,222
Gartner, Inc. (a)	93,345	3,002,909
VeriFone Systems, Inc. (a)	156,235	5,429,166
Wright Express Corp. (a)	56,290	2,424,410
IT Services Total		12,871,707
Semiconductors & Semiconductor Equipment — 4.7%
Cavium Networks, Inc. (a)	68,878	2,534,366
Cirrus Logic, Inc. (a)	108,935	1,663,437
Entropic Communications, Inc. (a)	185,898	1,661,928
MIPS Technologies, Inc. (a)	116,055	1,577,187
OmniVision Technologies, Inc. (a)	102,450	2,898,311
Semtech Corp. (a)	75,740	1,771,559
Veeco Instruments, Inc. (a)	50,205	2,208,016
Volterra Semiconductor Corp. (a)	89,575	2,017,229
Semiconductors & Semiconductor Equipment Total		16,332,033
Software — 9.9%
Advent Software, Inc. (a)	16,530	852,617
AutoNavi Holdings Ltd., ADR (a)	59,795	1,146,270
BroadSoft, Inc. (a)	77,858	1,769,712
Concur Technologies, Inc. (a)	77,225	3,954,692
Fortinet, Inc. (a)	84,985	2,708,472
Informatica Corp. (a)	63,530	2,622,519
Netscout Systems, Inc. (a)	52,296	1,155,219
RealPage, Inc. (a)	66,111	1,811,441
Solera Holdings, Inc.	31,480	1,511,040
SuccessFactors, Inc. (a)	176,897	5,336,983
Taleo Corp., Class A (a)	93,200	2,861,240
TIBCO Software, Inc. (a)	282,875	5,555,665

6

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
VanceInfo Technologies, Inc., ADR (a)	73,870	2,778,251
Software Total		34,064,121
INFORMATION TECHNOLOGY TOTAL		98,663,513
MATERIALS — 4.7%
Chemicals — 1.2%
Solutia, Inc. (a)	194,975	4,168,565
Chemicals Total		4,168,565
Metals & Mining — 3.5%
Allied Nevada Gold Corp. (a)	99,925	2,671,994
HudBay Minerals, Inc.	181,493	3,033,871
Stillwater Mining Co. (a)	163,180	3,087,366
Thompson Creek Metals Co., Inc. (a)	254,280	3,089,502
Metals & Mining Total		11,882,733
MATERIALS TOTAL		16,051,298

Total Common Stocks (cost of $286,686,238)		344,281,559

	Par ($)
Short-Term Obligation — 1.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.150%, collateralized by a U.S. Treasury obligation maturing 12/15/12, market value $3,591,775 (repurchase proceeds $3,520,015)	3,520,000	3,520,000

Total Short-Term Obligation (cost of $3,520,000)		3,520,000

Total Investments — 100.8% (cost of $290,206,238)(b)(c)		347,801,559

Other Assets & Liabilities, Net — (0.8)%		(2,641,975)

Net Assets — 100.0%		345,159,584

7

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$344,281,559	$—	$—	$344,281,559
Total Short-Term Obligation	—	3,520,000	—	3,520,000
Total Investments	$344,281,559	$3,520,000	$—	$347,801,559

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $290,206,238.
(c)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

8

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$64,711,399	$(7,116,078)	$57,595,321

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Small Cap Index Fund

	Shares	Value ($)*
Common Stocks — 97.3%
CONSUMER DISCRETIONARY — 14.7%
Auto Components — 0.3%
Drew Industries, Inc. (a)	66,750	1,348,350
Spartan Motors, Inc.	114,675	606,631
Standard Motor Products, Inc.	68,375	860,157
Superior Industries International, Inc.	81,050	1,575,612
Auto Components Total		4,390,750
Automobiles — 0.1%
Winnebago Industries, Inc. (a)	101,525	1,063,982
Automobiles Total		1,063,982
Distributors — 0.0%
Audiovox Corp., Class A (a)	64,625	442,681
Distributors Total		442,681
Diversified Consumer Services — 1.3%
American Public Education, Inc. (a)	64,400	2,200,548
Capella Education Co. (a)	58,400	3,199,736
Coinstar, Inc. (a)	114,125	7,354,215
Hillenbrand, Inc.	217,175	4,193,649
Pre-Paid Legal Services, Inc. (a)	34,600	2,237,928
Universal Technical Institute, Inc.	72,625	1,504,064
Diversified Consumer Services Total		20,690,140
Hotels, Restaurants & Leisure — 3.1%
Biglari Holdings, Inc. (a)	5,005	1,943,442
BJ’s Restaurants, Inc. (a)	78,375	2,872,444
Buffalo Wild Wings, Inc. (a)	63,425	3,075,478
California Pizza Kitchen, Inc. (a)	85,725	1,449,610
CEC Entertainment, Inc. (a)	75,050	2,815,876
Cracker Barrel Old Country Store, Inc.	82,150	4,326,019
DineEquity, Inc. (a)	53,750	2,871,325
Interval Leisure Group, Inc. (a)	140,950	2,335,542
Jack in the Box, Inc. (a)	192,150	3,865,097
Marcus Corp.	75,450	977,832
Monarch Casino & Resort, Inc. (a)	39,350	472,594
Multimedia Games, Inc. (a)	96,150	415,368
O’Charleys, Inc. (a)	65,725	454,817
P.F. Chang’s China Bistro, Inc.	80,625	4,074,787
Papa John’s International, Inc. (a)	71,525	1,831,755
Peet’s Coffee & Tea, Inc. (a)	44,800	1,708,224
Pinnacle Entertainment, Inc. (a)	212,925	2,836,161
Red Robin Gourmet Burgers, Inc. (a)	54,450	1,008,959
Ruby Tuesday, Inc. (a)	225,950	2,889,900

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Ruth’s Hospitality Group, Inc. (a)	107,883	532,942
Shuffle Master, Inc. (a)	187,025	2,006,778
Sonic Corp. (a)	214,875	2,011,230
Texas Roadhouse, Inc., Class A (a)	202,300	3,457,307
Hotels, Restaurants & Leisure Total		50,233,487
Household Durables — 0.9%
Blyth, Inc.	18,950	844,791
Ethan Allen Interiors, Inc.	100,250	1,653,122
Helen of Troy Ltd. (a)	106,950	2,526,159
Kid Brands, Inc. (a)	75,175	707,397
La-Z-Boy, Inc. (a)	180,700	1,360,671
M/I Homes, Inc. (a)	64,550	744,262
Meritage Home Corp. (a)	111,850	2,121,794
National Presto Industries, Inc.	18,200	2,113,020
Skyline Corp.	24,000	455,520
Standard Pacific Corp. (a)	345,575	1,230,247
Universal Electronics, Inc. (a)	52,075	1,431,021
Household Durables Total		15,188,004
Internet & Catalog Retail — 0.6%
Blue Nile, Inc. (a)	49,900	2,467,555
HSN, Inc. (a)	134,450	3,811,657
NutriSystem, Inc.	93,750	1,937,812
PetMed Express, Inc.	79,950	1,417,514
Internet & Catalog Retail Total		9,634,538
Leisure Equipment & Products — 0.9%
Arctic Cat, Inc. (a)	42,575	634,793
Brunswick Corp.	309,025	4,928,949
Callaway Golf Co.	224,525	1,719,861
Jakks Pacific, Inc. (a)	97,300	1,873,025
Pool Corp.	172,900	3,663,751
RC2 Corp. (a)	75,450	1,671,218
Sturm Ruger & Co., Inc.	67,075	1,073,200
Leisure Equipment & Products Total		15,564,797
Media — 0.6%
Arbitron, Inc.	93,550	2,733,531
EW Scripps Co., Class A (a)	106,250	959,437
Live Nation, Inc. (a)	520,235	5,597,729
Media Total		9,290,697
Multiline Retail — 0.1%
Fred’s, Inc., Class A	136,700	1,748,393

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Tuesday Morning Corp. (a)	127,475	662,870
Multiline Retail Total		2,411,263
Specialty Retail — 4.3%
Big 5 Sporting Goods Corp.	76,100	1,050,180
Brown Shoe Co., Inc.	152,975	2,175,305
Buckle, Inc.	91,100	3,475,465
Cabela’s, Inc. (a)	139,600	3,106,100
Cato Corp., Class A	102,750	2,933,512
Children’s Place Retail Stores, Inc. (a)	95,025	4,932,748
Christopher & Banks Corp.	124,950	665,984
Finish Line, Inc., Class A	189,674	3,385,681
Genesco, Inc. (a)	83,825	3,223,909
Group 1 Automotive, Inc.	83,100	3,218,463
Haverty Furniture Companies, Inc.	64,700	777,047
Hibbett Sports, Inc. (a)	99,300	3,401,025
HOT Topic, Inc.	155,425	952,755
Jo-Ann Stores, Inc. (a)	94,275	4,566,681
Jos. A. Bank Clothiers, Inc. (a)	95,987	4,323,254
Kirkland’s, Inc. (a)	54,750	654,263
Lithia Motors, Inc., Class A	75,650	980,424
Lumber Liquidators Holdings, Inc. (a)	81,300	1,913,802
MarineMax, Inc. (a)	77,200	589,036
Men’s Wearhouse, Inc.	183,700	5,239,124
Midas, Inc. (a)	49,575	386,685
Monro Muffler Brake, Inc.	69,925	3,457,092
OfficeMax, Inc. (a)	296,400	5,065,476
Pep Boys-Manny, Moe & Jack, Inc.	183,025	2,267,680
Sonic Automotive, Inc., Class A (a)	123,025	1,523,050
Stage Stores, Inc.	131,400	1,988,082
Stein Mart, Inc. (a)	93,900	929,610
Zale Corp. (a)	80,650	240,337
Zumiez, Inc. (a)	72,550	2,307,815
Specialty Retail Total		69,730,585
Textiles, Apparel & Luxury Goods — 2.5%
Carter’s, Inc. (a)	207,275	6,562,326
CROCS, Inc. (a)	302,025	5,299,029
Iconix Brand Group, Inc. (a)	252,100	4,709,228
K-Swiss, Inc., Class A (a)	94,650	1,185,018
Liz Claiborne, Inc. (a)	329,450	2,408,280
Maidenform Brands, Inc. (a)	80,525	2,209,606
Movado Group, Inc. (a)	60,375	724,500

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Oxford Industries, Inc.	48,500	1,197,950
Perry Ellis International, Inc. (a)	34,925	950,309
Quiksilver, Inc. (a)	451,575	1,941,773
Skechers U.S.A., Inc., Class A (a)	117,700	2,717,693
Steven Madden Ltd. (a)	80,125	3,625,656
True Religion Apparel, Inc. (a)	88,800	1,991,784
Volcom, Inc.	59,550	1,071,900
Wolverine World Wide, Inc.	170,100	5,315,625
Textiles, Apparel & Luxury Goods Total		41,910,677
CONSUMER DISCRETIONARY TOTAL		240,551,601
CONSUMER STAPLES — 3.3%
Beverages — 0.2%
Boston Beer Co., Inc., Class A (a)	32,675	2,668,894
Beverages Total		2,668,894
Food & Staples Retailing — 1.0%
Andersons, Inc.	64,125	2,072,520
Casey’s General Stores, Inc.	131,950	5,244,353
Great Atlantic & Pacific Tea Co., Inc. (a)	89,900	269,700
Nash Finch Co.	42,950	1,587,002
Spartan Stores, Inc.	78,875	1,290,395
United Natural Foods, Inc. (a)	164,425	6,156,072
Food & Staples Retailing Total		16,620,042
Food Products — 1.7%
Cal-Maine Foods, Inc.	46,600	1,428,756
Calavo Growers, Inc.	41,950	968,626
Darling International, Inc. (a)	287,475	3,328,961
Diamond Foods, Inc.	76,075	3,540,530
Hain Celestial Group, Inc. (a)	149,300	3,957,943
J & J Snack Foods Corp.	49,625	2,270,344
Lance, Inc.	113,100	2,647,671
Sanderson Farms, Inc.	67,400	2,983,124
Seneca Foods Corp., Class A (a)	31,900	758,901
TreeHouse Foods, Inc. (a)	123,450	6,132,996
Food Products Total		28,017,852
Household Products — 0.2%
Central Garden & Pet Co., Class A (a)	197,125	1,841,148
WD-40 Co.	58,050	2,269,174
Household Products Total		4,110,322

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 0.1%
Medifast, Inc. (a)	46,800	1,140,048
Personal Products Total		1,140,048
Tobacco — 0.1%
Alliance One International, Inc. (a)	311,500	1,208,620
Tobacco Total		1,208,620
CONSUMER STAPLES TOTAL		53,765,778
ENERGY — 5.7%
Energy Equipment & Services — 3.0%
Basic Energy Services, Inc. (a)	80,625	1,169,062
Bristow Group, Inc. (a)	126,125	5,538,149
CARBO Ceramics, Inc.	66,100	6,421,615
Gulf Island Fabrication, Inc.	49,900	1,335,324
Hornbeck Offshore Services, Inc. (a)	81,150	1,789,357
ION Geophysical Corp. (a)	531,225	3,819,508
Lufkin Industries, Inc.	104,500	5,290,835
Matrix Service Co. (a)	91,750	911,078
Oil States International, Inc. (a)	175,250	10,397,582
Pioneer Drilling Co. (a)	188,900	1,293,965
SEACOR Holdings, Inc. (a)	73,950	8,060,550
Seahawk Drilling, Inc. (a)	41,350	336,176
TETRA Technologies, Inc. (a)	265,450	2,919,950
Energy Equipment & Services Total		49,283,151
Oil, Gas & Consumable Fuels — 2.7%
Contango Oil & Gas Co. (a)	45,000	2,509,200
Gulfport Energy Corp. (a)	95,500	1,780,120
Holly Corp.	154,000	5,534,760
Penn Virginia Corp.	158,775	2,518,172
Petroleum Development Corp. (a)	79,725	2,839,805
Petroquest Energy, Inc. (a)	193,900	1,343,727
SM Energy Co.	220,100	10,936,769
Stone Energy Corp. (a)	169,325	3,498,254
Swift Energy Co. (a)	145,150	5,296,523
World Fuel Services Corp.	235,425	7,086,292
Oil, Gas & Consumable Fuels Total		43,343,622
ENERGY TOTAL		92,626,773
FINANCIALS — 18.1%
Capital Markets — 0.9%
Investment Technology Group, Inc. (a)	149,000	2,190,300
LaBranche & Co., Inc. (a)	129,000	389,580
optionsXpress Holdings, Inc. (a)	148,225	2,562,810

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Piper Jaffray Companies, Inc. (a)	54,075	1,620,628
Stifel Financial Corp. (a)	124,900	6,473,567
SWS Group, Inc.	102,100	530,920
TradeStation Group, Inc. (a)	141,150	897,714
Capital Markets Total		14,665,519
Commercial Banks — 5.6%
Bank of the Ozarks, Inc.	45,575	1,726,837
Boston Private Financial Holdings, Inc.	265,125	1,423,721
City Holding Co.	54,325	1,742,203
Columbia Banking System, Inc.	137,075	2,390,588
Community Bank System, Inc.	115,625	2,784,250
East West Bancorp, Inc.	516,000	8,947,440
First Bancorp Puerto Rico (a)	1,108,275	265,986
First Commonwealth Financial Corp.	321,200	1,991,440
First Financial Bancorp	202,450	3,344,474
First Financial Bankshares, Inc.	72,700	3,516,499
First Midwest Bancorp, Inc.	258,175	2,419,100
Glacier Bancorp, Inc.	250,782	3,342,924
Hancock Holding Co.	102,850	3,239,775
Hanmi Financial Corp. (a)	527,200	484,022
Home Bancshares, Inc.	76,350	1,580,445
Independent Bank Corp. MA	73,900	1,795,031
Nara Bancorp, Inc. (a)	132,325	1,079,772
National Penn Bancshares, Inc.	439,700	2,950,387
NBT Bancorp, Inc.	120,275	2,670,105
Old National Bancorp	303,975	3,133,982
Pinnacle Financial Partners, Inc. (a)	116,575	1,145,932
PrivateBancorp, Inc.	204,125	2,482,160
S&T Bancorp, Inc.	86,350	1,694,187
Signature Bank (a)	141,525	6,220,024
Simmons First National Corp., Class A	60,025	1,743,726
Sterling Bancorp NY	93,550	878,435
Sterling Bancshares, Inc.	355,450	2,109,596
Susquehanna Bancshares, Inc.	452,325	3,641,216
Tompkins Financial Corp.	28,715	1,101,507
UMB Financial Corp.	104,475	3,896,918
Umpqua Holdings Corp.	399,375	4,229,381
United Bankshares, Inc.	133,775	3,506,243
United Community Banks, Inc. (a)	328,897	503,212
Whitney Holding Corp.	337,000	3,164,430

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Wilshire Bancorp, Inc.	67,850	480,378
Wintrust Financial Corp.	108,450	3,107,093
Commercial Banks Total		90,733,419
Consumer Finance — 0.8%
Cash America International, Inc.	102,450	3,708,690
EZCORP, Inc., Class A (a)	171,575	4,316,827
First Cash Financial Services, Inc. (a)	105,575	3,039,504
Rewards Network, Inc. (a)	30,683	421,891
World Acceptance Corp. (a)	53,500	2,357,210
Consumer Finance Total		13,844,122
Diversified Financial Services — 0.4%
Interactive Brokers Group, Inc. (a)	147,175	2,699,190
Portfolio Recovery Associates, Inc. (a)	59,450	3,767,346
Diversified Financial Services Total		6,466,536
Insurance — 2.5%
Amerisafe, Inc. (a)	65,050	1,202,775
Delphi Financial Group, Inc., Class A	189,200	4,858,656
eHealth, Inc. (a)	77,400	1,164,870
Employers Holdings, Inc.	143,100	2,311,065
Horace Mann Educators Corp.	137,350	2,242,925
Infinity Property & Casualty Corp.	44,100	2,545,893
National Financial Partners Corp. (a)	148,725	1,749,006
Navigators Group, Inc. (a)	43,600	2,157,764
Presidential Life Corp.	74,225	688,066
ProAssurance Corp. (a)	110,900	6,568,607
RLI Corp.	57,675	3,343,996
Safety Insurance Group, Inc.	52,375	2,451,674
Selective Insurance Group, Inc.	186,300	3,073,950
Stewart Information Services Corp.	64,025	681,226
Tower Group, Inc.	150,375	3,867,645
United Fire & Casualty Co.	74,300	1,540,982
Insurance Total		40,449,100
Real Estate Investment Trusts (REITs) — 7.3%
Acadia Realty Trust	139,982	2,556,071
BioMed Realty Trust, Inc.	448,388	7,905,080
Cedar Shopping Centers, Inc.	162,750	986,265
Colonial Properties Trust	296,275	5,332,950
DiamondRock Hospitality Co. (a)	538,927	5,674,901
EastGroup Properties, Inc.	94,000	3,747,780
Entertainment Properties Trust	162,175	7,508,702
Extra Space Storage, Inc.	304,925	4,884,899

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Franklin Street Properties Corp.	241,725	3,101,332
Healthcare Realty Trust, Inc.	221,925	4,580,532
Home Properties, Inc.	130,725	7,005,553
Inland Real Estate Corp.	259,675	2,207,238
Kilroy Realty Corp.	182,575	6,229,459
Kite Realty Group Trust	217,975	1,094,235
LaSalle Hotel Properties	243,325	5,791,135
Lexington Realty Trust	402,801	3,161,988
LTC Properties, Inc.	90,000	2,429,100
Medical Properties Trust, Inc.	387,975	4,065,978
Mid-America Apartment Communities, Inc.	114,400	7,020,728
National Retail Properties, Inc.	290,725	7,561,757
Parkway Properties, Inc.	76,450	1,214,791
Pennsylvania Real Estate Investment Trust	192,900	2,590,647
Post Properties, Inc.	169,775	5,784,234
PS Business Parks, Inc.	65,150	3,376,073
Sovran Self Storage, Inc.	96,225	3,466,987
Tanger Factory Outlet Centers	141,125	6,771,177
Universal Health Realty Income Trust	42,700	1,497,489
Urstadt Biddle Properties, Inc., Class A	80,600	1,483,040
Real Estate Investment Trusts (REITs) Total		119,030,121
Real Estate Management & Development — 0.1%
Forestar Group Inc. (a)	126,975	2,288,089
Real Estate Management & Development Total		2,288,089
Thrifts & Mortgage Finance — 0.5%
Bank Mutual Corp.	159,400	730,052
Brookline Bancorp, Inc.	205,900	2,023,997
Dime Community Bancshares	96,375	1,315,519
Provident Financial Services, Inc.	180,700	2,490,046
TrustCo Bank Corp. NY	268,525	1,506,425
Thrifts & Mortgage Finance Total		8,066,039
FINANCIALS TOTAL		295,542,945
HEALTH CARE — 12.1%
Biotechnology — 1.2%
ArQule, Inc. (a)	129,925	705,493
Cubist Pharmaceuticals, Inc. (a)	205,725	4,466,290
Emergent Biosolutions, Inc. (a)	74,975	1,373,542
Martek Biosciences Corp. (a)	116,725	2,567,950

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Regeneron Pharmaceuticals, Inc. (a)	250,525	7,220,130
Savient Pharmaceuticals, Inc. (a)	235,750	2,784,207
Biotechnology Total		19,117,612
Health Care Equipment & Supplies — 3.7%
Abaxis, Inc. (a)	77,825	2,101,275
Align Technology, Inc. (a)	236,375	4,134,199
American Medical Systems Holdings, Inc. (a)	265,025	4,751,898
Analogic Corp.	44,900	2,086,503
Cantel Medical Corp.	44,075	889,874
CONMED Corp. (a)	100,425	2,160,142
Cooper Companies, Inc.	162,350	8,685,725
CryoLife, Inc. (a)	98,425	555,117
Cyberonics, Inc. (a)	83,700	2,249,019
Greatbatch, Inc. (a)	81,100	1,776,901
Haemonetics Corp. (a)	86,050	5,058,879
ICU Medical, Inc. (a)	40,850	1,497,152
Integra LifeSciences Holdings Corp. (a)	73,000	3,166,010
Invacare Corp.	112,900	3,047,171
Kensey Nash Corp. (a)	31,025	842,019
Meridian Bioscience, Inc.	141,675	3,148,018
Merit Medical Systems, Inc. (a)	98,350	1,498,854
Natus Medical, Inc. (a)	100,650	1,294,359
Neogen Corp. (a)	79,050	2,936,707
Palomar Medical Technologies, Inc. (a)	64,650	804,893
SurModics, Inc. (a)	60,750	561,938
Symmetry Medical, Inc. (a)	125,350	1,024,110
West Pharmaceutical Services, Inc.	116,025	4,399,668
Zoll Medical Corp. (a)	74,950	2,504,829
Health Care Equipment & Supplies Total		61,175,260
Health Care Providers & Services — 4.8%
Air Methods Corp. (a)	38,700	1,905,201
Almost Family, Inc. (a)	28,700	1,017,128
Amedisys, Inc. (a)	100,524	2,852,871
AMERIGROUP Corp. (a)	177,925	7,656,113
AMN Healthcare Services, Inc. (a)	136,275	763,140
AmSurg Corp. (a)	107,775	1,980,904
Bio-Reference Labs, Inc. (a)	85,425	1,791,362
Catalyst Health Solutions, Inc. (a)	135,925	5,833,901
Centene Corp. (a)	171,700	3,992,025
Chemed Corp.	79,425	4,840,159
Corvel Corp. (a)	23,200	1,060,008

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Cross Country Healthcare, Inc. (a)	108,450	832,896
Ensign Group, Inc.	45,550	979,781
Genoptix, Inc. (a)	61,350	1,047,245
Gentiva Health Services, Inc. (a)	103,900	2,387,622
Hanger Orthopedic Group, Inc. (a)	112,725	2,162,065
Healthspring, Inc. (a)	199,450	5,351,243
Healthways, Inc. (a)	119,375	1,151,969
HMS Holdings Corp. (a)	95,000	5,985,950
IPC The Hospitalist Co., Inc. (a)	56,725	1,839,024
Landauer, Inc.	32,800	2,152,008
LCA-Vision, Inc. (a)	65,175	337,607
LHC Group, Inc. (a)	54,625	1,444,831
Magellan Health Services, Inc. (a)	116,400	5,668,680
Medcath Corp. (a)	71,475	902,015
Molina Healthcare, Inc. (a)	58,250	1,478,968
MWI Veterinary Supply, Inc. (a)	43,025	2,628,827
PharMerica Corp. (a)	106,850	1,160,391
PSS World Medical, Inc. (a)	196,875	4,055,625
RehabCare Group, Inc. (a)	86,925	1,758,493
Res-Care, Inc. (a)	88,200	1,166,886
Health Care Providers & Services Total		78,184,938
Health Care Technology — 0.5%
Computer Programs & Systems, Inc.	38,225	1,784,725
Omnicell, Inc. (a)	114,025	1,527,935
Quality Systems, Inc.	66,550	4,291,810
Health Care Technology Total		7,604,470
Life Sciences Tools & Services — 0.8%
Affymetrix, Inc. (a)	246,725	1,026,376
Cambrex Corp. (a)	102,450	437,462
Dionex Corp. (a)	60,900	5,552,253
Enzo Biochem, Inc. (a)	117,045	514,998
eResearchTechnology, Inc. (a)	149,900	840,939
Kendle International, Inc. (a)	52,000	468,520
PAREXEL International Corp. (a)	203,925	3,580,923
Life Sciences Tools & Services Total		12,421,471
Pharmaceuticals — 1.1%
Hi-Tech Pharmacal Co., Inc. (a)	35,475	843,596
Par Pharmaceutical Companies, Inc. (a)	122,600	4,405,018
Salix Pharmaceuticals Ltd. (a)	201,625	9,002,556

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Viropharma, Inc. (a)	271,475	4,194,289
Pharmaceuticals Total		18,445,459
HEALTH CARE TOTAL		196,949,210
INDUSTRIALS — 15.2%
Aerospace & Defense — 2.8%
AAR Corp. (a)	137,625	3,380,070
Aerovironment, Inc. (a)	52,425	1,294,898
American Science & Engineering, Inc.	31,450	2,535,499
Applied Signal Technology, Inc.	46,750	1,536,205
Ceradyne, Inc. (a)	88,450	2,336,849
Cubic Corp.	54,975	2,508,509
Curtiss-Wright Corp.	160,625	4,990,619
Esterline Technologies Corp. (a)	104,900	6,176,512
GenCorp, Inc. (a)	204,300	1,003,113
Moog, Inc., Class A (a)	158,275	5,834,016
Orbital Sciences Corp. (a)	201,500	3,284,450
Teledyne Technologies, Inc. (a)	126,425	5,084,813
Triumph Group, Inc.	57,375	4,826,959
Aerospace & Defense Total		44,792,512
Air Freight & Logistics — 0.4%
Forward Air Corp.	101,175	2,784,336
HUB Group, Inc., Class A (a)	131,375	4,286,766
Air Freight & Logistics Total		7,071,102
Airlines — 0.4%
Allegiant Travel Co.	54,225	2,707,454
Skywest, Inc.	195,800	3,170,002
Airlines Total		5,877,456
Building Products — 1.1%
A.O. Smith Corp.	116,500	4,591,265
AAON, Inc.	41,600	1,067,040
Apogee Enterprises, Inc.	97,800	1,100,250
Gibraltar Industries, Inc. (a)	105,650	1,074,461
Griffon Corp. (a)	161,250	1,954,350
NCI Building Systems, Inc. (a)	58,665	610,703
Quanex Building Products Corp.	131,125	2,168,807
Simpson Manufacturing Co., Inc.	137,925	3,568,120
Universal Forest Products, Inc.	67,400	2,202,632
Building Products Total		18,337,628
Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	163,900	3,774,617
Consolidated Graphics, Inc. (a)	35,400	1,683,624

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
G&K Services, Inc., Class A	64,750	1,796,165
Geo Group, Inc. (a)	224,950	5,421,295
Healthcare Services Group, Inc.	229,175	3,650,758
Interface, Inc., Class A	221,825	3,203,153
Mobile Mini, Inc. (a)	126,850	2,292,179
Standard Register Co.	44,350	131,720
Sykes Enterprises, Inc. (a)	143,825	2,646,380
Tetra Tech, Inc. (a)	215,250	4,974,427
Unifirst Corp.	51,200	2,625,024
United Stationers, Inc. (a)	81,500	5,172,805
Viad Corp.	71,650	1,701,688
Commercial Services & Supplies Total		39,073,835
Construction & Engineering — 0.8%
Comfort Systems USA, Inc.	132,225	1,474,309
Dycom Industries, Inc. (a)	133,600	1,766,192
EMCOR Group, Inc. (a)	231,350	6,200,180
Insituform Technologies, Inc., Class A (a)	136,775	3,028,198
Orion Marine Group, Inc. (a)	93,750	1,260,000
Construction & Engineering Total		13,728,879
Electrical Equipment — 1.2%
AZZ, Inc.	43,325	1,614,723
Belden, Inc.	163,250	5,432,960
Brady Corp., Class A	183,425	5,673,335
Encore Wire Corp.	66,300	1,510,314
II-VI, Inc. (a)	88,375	3,608,351
Powell Industries, Inc. (a)	30,975	1,089,701
Vicor Corp.	68,300	1,146,074
Electrical Equipment Total		20,075,458
Industrial Conglomerates — 0.2%
Standex International Corp.	43,500	1,300,650
Tredegar Corp.	79,875	1,488,071
Industrial Conglomerates Total		2,788,721
Machinery — 3.8%
Actuant Corp., Class A	236,875	5,597,356
Albany International Corp., Class A	96,525	2,036,678
Astec Industries, Inc. (a)	69,375	2,077,781
Badger Meter, Inc.	52,375	2,221,748
Barnes Group, Inc.	158,950	3,034,355
Briggs & Stratton Corp.	175,475	3,055,020

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Cascade Corp.	32,150	1,174,118
CIRCOR International, Inc.	59,575	2,353,212
CLARCOR, Inc.	176,525	7,186,333
EnPro Industries, Inc. (a)	71,700	2,627,805
ESCO Technologies, Inc.	92,325	3,238,761
Federal Signal Corp.	217,025	1,391,130
John Bean Technologies Corp.	98,150	1,810,868
Kaydon Corp.	116,625	4,079,542
Lindsay Corp.	43,525	2,569,716
Lydall, Inc. (a)	59,525	430,366
Mueller Industries, Inc.	131,675	4,014,771
Robbins & Myers, Inc.	114,900	3,563,049
Toro Co.	109,225	6,357,987
Watts Water Technologies, Inc., Class A	101,600	3,307,080
Machinery Total		62,127,676
Professional Services — 0.9%
Administaff, Inc.	78,475	2,220,058
CDI Corp.	45,100	773,465
Dolan Co. (a)	106,325	1,456,653
Exponent, Inc. (a)	48,375	1,689,255
Heidrick & Struggles International, Inc.	61,125	1,269,566
Kelly Services, Inc., Class A (a)	98,475	1,760,241
On Assignment, Inc. (a)	127,150	873,521
School Specialty, Inc. (a)	55,975	706,964
SFN Group, Inc. (a)	183,650	1,573,880
TrueBlue, Inc. (a)	153,600	2,531,328
Volt Information Sciences, Inc. (a)	41,475	277,053
Professional Services Total		15,131,984
Road & Rail — 0.8%
Arkansas Best Corp.	88,250	2,174,039
Heartland Express, Inc.	177,118	2,736,473
Knight Transportation, Inc.	215,700	4,158,696
Old Dominion Freight Line, Inc. (a)	146,225	4,222,978
Road & Rail Total		13,292,186
Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	131,500	3,929,220
Kaman Corp.	90,500	2,549,385

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Lawson Products, Inc.	13,975	281,037
Trading Companies & Distributors Total		6,759,642
INDUSTRIALS TOTAL		249,057,079
INFORMATION TECHNOLOGY — 19.6%
Communications Equipment — 2.2%
Arris Group, Inc. (a)	436,400	4,368,364
Bel Fuse, Inc., Class B	40,775	915,399
Black Box Corp.	61,400	2,199,962
Blue Coat Systems, Inc. (a)	149,000	3,963,400
Comtech Telecommunications Corp.	98,675	2,926,700
DG FastChannel, Inc. (a)	85,325	2,152,750
Digi International, Inc. (a)	87,150	836,640
EMS Technologies, Inc. (a)	53,350	991,776
Harmonic, Inc. (a)	339,100	2,292,316
NETGEAR, Inc. (a)	123,550	3,926,419
Network Equipment Technologies, Inc. (a)	104,675	424,981
Oplink Communications, Inc. (a)	73,200	1,265,628
PC-Tel, Inc. (a)	65,650	412,282
Symmetricom, Inc. (a)	153,000	1,017,450
Tekelec (a)	238,675	2,947,636
Tollgrade Communications, Inc. (a)	36,375	311,370
ViaSat, Inc. (a)	141,350	5,846,236
Communications Equipment Total		36,799,309
Computers & Peripherals — 0.9%
Avid Technology, Inc. (a)	100,975	1,573,190
Compellent Technologies, Inc. (a)	81,025	2,106,650
Hutchinson Technology, Inc. (a)	81,475	252,573
Intermec, Inc. (a)	172,575	1,951,823
Intevac, Inc. (a)	78,200	1,040,060
Novatel Wireless, Inc. (a)	110,250	1,081,553
Stratasys, Inc. (a)	71,700	2,424,894
Super Micro Computer, Inc. (a)	85,600	881,680
Synaptics, Inc. (a)	120,200	3,425,700
Computers & Peripherals Total		14,738,123
Electronic Equipment, Instruments & Components — 3.9%
Agilysys, Inc. (a)	68,200	349,866
Anixter International, Inc.	97,775	5,462,689
Benchmark Electronics, Inc. (a)	217,025	3,487,592

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Brightpoint, Inc. (a)	243,740	1,998,668
Checkpoint Systems, Inc. (a)	137,700	2,470,338
Cogent, Inc. (a)	189,900	1,992,051
Cognex Corp.	138,425	3,870,363
CTS Corp.	119,225	1,226,825
Daktronics, Inc.	122,275	1,648,267
DTS, Inc. (a)	59,725	2,803,491
Electro Scientific Industries, Inc. (a)	82,900	1,238,526
FARO Technologies, Inc. (a)	56,375	1,464,059
Gerber Scientific, Inc. (a)	87,600	634,224
Insight Enterprises, Inc. (a)	161,300	2,033,993
Keithley Instruments, Inc.	45,725	986,288
Littelfuse, Inc.	77,000	3,562,790
LoJack Corp. (a)	64,400	317,492
Mercury Computer Systems, Inc. (a)	82,925	1,476,894
Methode Electronics, Inc.	128,375	1,310,709
MTS Systems Corp.	56,600	2,168,912
Newport Corp. (a)	128,075	1,860,930
OSI Systems, Inc. (a)	64,150	2,236,911
Park Electrochemical Corp.	71,950	1,971,430
Plexus Corp. (a)	140,850	3,821,965
Pulse Electronics Corp.	144,650	593,065
RadiSys Corp. (a)	84,250	760,778
Rofin-Sinar Technologies, Inc. (a)	98,600	2,830,806
Rogers Corp. (a)	55,125	1,818,574
ScanSource, Inc. (a)	93,125	2,716,456
SYNNEX Corp. (a)	81,925	2,347,970
TTM Technologies, Inc. (a)	150,725	1,997,860
Electronic Equipment, Instruments & Components Total		63,460,782
Internet Software & Services — 1.1%
comScore, Inc. (a)	87,900	1,933,800
DealerTrack Holdings, Inc. (a)	140,700	2,687,370
InfoSpace, Inc. (a)	125,625	969,825
j2 Global Communications, Inc. (a)	158,925	4,256,011
Knot, Inc. (a)	105,675	988,061
Liquidity Services, Inc. (a)	59,900	926,653
LogMeIn, Inc. (a)	56,100	2,456,619
Perficient, Inc. (a)	104,850	1,182,708
Stamps.com, Inc.	41,350	544,166
United Online, Inc.	304,550	1,938,461
Internet Software & Services Total		17,883,674

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — 1.8%
CACI International, Inc., Class A (a)	105,675	5,318,623
CIBER, Inc. (a)	242,125	813,540
CSG Systems International, Inc. (a)	118,725	2,234,404
Forrester Research, Inc. (a)	51,175	1,773,214
Heartland Payment Systems, Inc.	132,750	2,096,123
iGate Corp.	100,700	2,014,000
Integral Systems, Inc. (a)	61,300	559,056
MAXIMUS, Inc.	60,450	3,669,315
NCI, Inc., Class A (a)	27,625	606,921
RightNow Technologies, Inc. (a)	81,400	2,061,862
Startek, Inc. (a)	41,550	177,419
TeleTech Holdings, Inc. (a)	102,800	1,949,088
Wright Express Corp. (a)	133,450	5,747,691
IT Services Total		29,021,256
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Energy Industries, Inc. (a)	134,250	1,568,040
ATMI, Inc. (a)	109,925	1,973,154
Brooks Automation, Inc. (a)	228,130	1,653,943
Cabot Microelectronics Corp. (a)	81,300	3,208,911
Ceva, Inc. (a)	73,100	1,695,920
Cohu, Inc.	82,650	1,196,772
Cymer, Inc. (a)	102,975	3,920,258
Cypress Semiconductor Corp. (a)	558,350	8,749,344
Diodes, Inc. (a)	125,249	3,093,650
DSP Group, Inc. (a)	81,425	622,901
Exar Corp. (a)	154,175	1,032,973
FEI Co. (a)	133,050	3,166,590
Hittite Microwave Corp. (a)	85,125	4,872,555
Kopin Corp. (a)	232,425	934,349
Kulicke & Soffa Industries, Inc. (a)	245,600	1,628,328
Micrel, Inc.	176,025	2,179,190
Microsemi Corp. (a)	289,700	6,413,958
MKS Instruments, Inc. (a)	174,925	3,563,222
Monolithic Power Systems, Inc. (a)	127,500	2,056,575
Pericom Semiconductor Corp. (a)	86,975	868,880
Power Integrations, Inc.	97,000	3,908,130
Rudolph Technologies, Inc. (a)	109,300	815,378
Sigma Designs, Inc. (a)	96,100	1,153,200

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Standard Microsystems Corp. (a)	78,725	2,145,256
Supertex, Inc. (a)	45,275	1,132,328
Tessera Technologies, Inc. (a)	175,150	3,487,236
TriQuint Semiconductor, Inc. (a)	542,600	6,462,366
Ultratech, Inc. (a)	84,250	1,547,673
Varian Semiconductor Equipment Associates, Inc. (a)	260,875	8,225,389
Veeco Instruments, Inc. (a)	142,575	6,270,448
Volterra Semiconductor Corp. (a)	93,675	2,109,561
Semiconductors & Semiconductor Equipment Total		91,656,478
Software — 4.1%
Blackbaud, Inc.	152,800	3,867,368
Bottomline Technologies, Inc. (a)	109,800	2,078,514
CommVault Systems, Inc. (a)	150,575	4,386,250
Concur Technologies, Inc. (a)	157,525	8,066,855
Ebix, Inc. (a)	120,725	2,505,044
Epicor Software Corp. (a)	161,100	1,507,896
EPIQ Systems, Inc.	118,475	1,509,371
Interactive Intelligence, Inc. (a)	45,750	1,237,080
JDA Software Group, Inc. (a)	145,750	3,848,529
Manhattan Associates, Inc. (a)	76,975	2,393,153
MicroStrategy, Inc., Class A (a)	30,625	2,650,594
Netscout Systems, Inc. (a)	121,275	2,678,965
Progress Software Corp. (a)	150,950	5,822,141
Radiant Systems, Inc. (a)	112,400	2,028,820
Smith Micro Software, Inc. (a)	105,175	1,571,314
Sonic Solutions (a)	166,525	1,661,919
Sourcefire, Inc. (a)	96,725	2,624,149
Synchronoss Technologies, Inc. (a)	83,800	2,177,962
Take-Two Interactive Software, Inc. (a)	296,275	3,278,283
Taleo Corp., Class A (a)	139,550	4,284,185
THQ, Inc. (a)	236,275	1,205,003
Tyler Technologies, Inc. (a)	87,725	1,790,467
Websense, Inc. (a)	148,100	3,070,113
Software Total		66,243,975
INFORMATION TECHNOLOGY TOTAL		319,803,597
MATERIALS — 4.3%
Chemicals — 1.8%
A. Schulman, Inc.	109,800	2,223,450
American Vanguard Corp.	74,500	508,090
Arch Chemicals, Inc.	87,575	3,040,604
Balchem Corp.	98,800	3,058,848

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Calgon Carbon Corp. (a)	195,900	2,736,723
H.B. Fuller Co.	170,700	3,579,579
LSB Industries, Inc. (a)	56,675	1,306,925
OM Group, Inc. (a)	107,600	4,045,760
Penford Corp. (a)	39,600	236,412
PolyOne Corp. (a)	324,550	4,043,893
Quaker Chemical Corp.	39,250	1,490,715
Stepan Co.	27,025	1,906,614
Zep, Inc.	75,775	1,375,316
Chemicals Total		29,552,929
Construction Materials — 0.5%
Eagle Materials, Inc.	154,000	3,828,440
Headwaters, Inc. (a)	210,775	819,915
Texas Industries, Inc.	96,925	3,652,134
Construction Materials Total		8,300,489
Containers & Packaging — 0.1%
Myers Industries, Inc.	123,175	1,182,480
Containers & Packaging Total		1,182,480
Metals & Mining — 0.9%
A.M. Castle & Co. (a)	58,425	884,555
AMCOL International Corp.	87,675	2,448,763
Brush Engineered Materials, Inc. (a)	71,000	2,499,200
Century Aluminum Co. (a)	197,275	2,731,272
Kaiser Aluminum Corp.	51,600	2,420,040
Olympic Steel, Inc.	31,950	672,228
RTI International Metals, Inc. (a)	104,925	2,976,722
Metals & Mining Total		14,632,780
Paper & Forest Products — 1.0%
Buckeye Technologies, Inc.	137,175	2,732,526
Clearwater Paper Corp. (a)	40,000	3,220,000
Deltic Timber Corp.	37,500	1,950,375
KapStone Paper and Packaging Corp. (a)	132,700	1,953,344
Neenah Paper, Inc.	51,500	948,630
Schweitzer-Mauduit International, Inc.	64,000	4,019,840

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Wausau Paper Corp.	170,900	1,317,639
Paper & Forest Products Total		16,142,354
MATERIALS TOTAL		69,811,032
TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.3%
Atlantic Tele-Network, Inc.	31,400	1,076,706
Cbeyond, Inc. (a)	107,425	1,415,862
General Communication, Inc., Class A (a)	136,275	1,535,819
Neutral Tandem, Inc. (a)	115,250	1,656,142
Diversified Telecommunication Services Total		5,684,529
Wireless Telecommunication Services — 0.2%
NTELOS Holdings Corp.	103,200	1,752,336
USA Mobility, Inc.	76,950	1,309,689
Wireless Telecommunication Services Total		3,062,025
TELECOMMUNICATION SERVICES TOTAL		8,746,554
UTILITIES — 3.8%
Electric Utilities — 1.1%
ALLETE, Inc.	108,200	3,822,706
Central Vermont Public Service Corp.	43,625	881,225
El Paso Electric Co. (a)	151,725	3,996,436
UIL Holdings Corp.	175,808	5,163,481
Unisource Energy Corp.	126,675	4,455,160
Electric Utilities Total		18,319,008
Gas Utilities — 2.0%
Laclede Group, Inc.	77,725	2,747,579
New Jersey Resources Corp.	143,700	6,194,907
Northwest Natural Gas Co.	92,650	4,523,173
Piedmont Natural Gas Co.	251,450	7,437,891
South Jersey Industries, Inc.	104,200	5,333,998
Southwest Gas Corp.	158,475	5,551,379
Gas Utilities Total		31,788,927
Multi-Utilities — 0.6%
Avista Corp.	193,025	4,124,944
CH Energy Group, Inc.	55,125	2,571,030
NorthWestern Corp.	126,150	3,634,382
Multi-Utilities Total		10,330,356

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Water Utilities — 0.1%
American States Water Co.	64,800	2,370,384
Water Utilities Total		2,370,384
UTILITIES TOTAL		62,808,675

Total Common Stocks (cost of $1,338,088,265)		1,589,663,244
Investment Company — 0.9%
iShares S&P SmallCap 600 Index Fund	238,900	15,265,710

Total Investment Company (cost of $10,475,991)		15,265,710

	Par ($)
Short-Term Obligation — 1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10, at 0.160%, collateralized by a U.S. Government Agency obligation maturing 07/14/14, market value $17,496,769 (repurchase proceeds $17,152,076)	17,152,000	17,152,000

Total Short-Term Obligation (cost of $17,152,000)		17,152,000

Total Investments — 99.3% (cost of $1,365,716,256)(b)(c)		1,622,080,954

Other Assets & Liabilities, Net — 0.7%		11,146,168

Net Assets — 100.0%		1,633,227,122

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,589,663,244	$—	$—	$1,589,663,244
Total Investment Company	15,265,710	—	—	15,265,710
Total Short-Term Obligation	—	17,152,000	—	17,152,000
Total Investments	1,604,928,954	17,152,000	—	1,622,080,954
Unrealized Appreciation on Futures Contracts	409,185	—	—	409,185
Total	$1,605,338,139	$17,152,000	$—	$1,622,490,139

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,365,716,256.
(c)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$448,373,551	$(192,008,853)	$256,364,698

At November 30, 2010, the Fund held the following open long futures contracts:

Risk	Number of		Aggregate	Expiration	Unrealized
Exposure/Type	Contracts	Value	Face Value	Date	Appreciation
Equity Risk
Russell 2000 Mini Index	420	$30,513,000	$30,103,815	Dec-2010	$409,185

On November 30, 2010, cash of $3,200,000 was pledge as collateral for open futures contracts and was being held at the broker of the futures contracts.

INVESTMENT PORTFOLIO

November 30, 2010 (Unaudited)	Columbia Small Cap Value Fund II

	Shares	Value ($)*
Common Stocks — 98.7%
CONSUMER DISCRETIONARY — 10.9%
Auto Components — 3.0%
Cooper Tire & Rubber Co.	575,000	12,011,750
Dana Holding Corp. (a)	900,000	13,599,000
Tenneco, Inc. (a)	335,000	12,214,100
Tower International, Inc. (a)	813,000	12,195,000
Auto Components Total		50,019,850
Distributors — 0.2%
Core-Mark Holding Co., Inc. (a)	110,147	3,987,321
Distributors Total		3,987,321
Diversified Consumer Services — 0.8%
Stewart Enterprises, Inc., Class A	2,250,000	12,757,500
Diversified Consumer Services Total		12,757,500
Hotels, Restaurants & Leisure — 1.9%
Domino’s Pizza, Inc. (a)	1,050,000	15,508,500
Texas Roadhouse, Inc., Class A (a)	875,000	14,953,750
Hotels, Restaurants & Leisure Total		30,462,250
Household Durables — 1.3%
Helen of Troy Ltd. (a)	600,000	14,172,000
Tupperware Brands Corp.	170,000	7,901,600
Household Durables Total		22,073,600
Specialty Retail — 3.1%
Finish Line, Inc., Class A	650,000	11,602,500
Foot Locker, Inc.	859,600	16,220,652
Genesco, Inc. (a)	350,000	13,461,000
Pier 1 Imports, Inc. (a)	1,000,000	9,760,000
Specialty Retail Total		51,044,152
Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Co.	175,000	9,737,000
Textiles, Apparel & Luxury Goods Total		9,737,000
CONSUMER DISCRETIONARY TOTAL		180,081,673
CONSUMER STAPLES — 2.6%
Food & Staples Retailing — 1.2%
Pantry, Inc. (a)	590,000	12,118,600
Ruddick Corp.	225,000	8,271,000
Food & Staples Retailing Total		20,389,600
Personal Products — 1.4%
Nu Skin Enterprises, Inc., Class A	485,000	15,330,850

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Prestige Brands Holdings, Inc. (a)	623,287	7,336,088
Personal Products Total		22,666,938
CONSUMER STAPLES TOTAL		43,056,538
ENERGY — 7.2%
Energy Equipment & Services — 2.8%
Hornbeck Offshore Services, Inc. (a)	525,000	11,576,250
ION Geophysical Corp. (a)	1,875,000	13,481,250
Oil States International, Inc. (a)	345,000	20,468,850
Energy Equipment & Services Total		45,526,350
Oil, Gas & Consumable Fuels — 4.4%
Bill Barrett Corp. (a)	360,000	13,842,000
Knightsbridge Tankers Ltd.	440,000	10,005,600
Overseas Shipholding Group, Inc.	115,000	4,021,550
Patriot Coal Corp. (a)	870,000	14,076,600
Stone Energy Corp. (a)	600,000	12,396,000
Swift Energy Co. (a)	500,000	18,245,000
Oil, Gas & Consumable Fuels Total		72,586,750
ENERGY TOTAL		118,113,100
FINANCIALS — 27.4%
Capital Markets — 1.6%
Apollo Investment Corp.	720,000	7,603,200
MCG Capital Corp.	1,184,300	8,278,257
Stifel Financial Corp. (a)	195,000	10,106,850
Capital Markets Total		25,988,307
Commercial Banks — 8.3%
Community Bank System, Inc.	630,000	15,170,400
East West Bancorp, Inc.	780,000	13,525,200
IBERIABANK Corp.	275,000	13,862,750
Independent Bank Corp. MA	600,000	14,574,000
Prosperity Bancshares, Inc.	410,000	13,341,400
Sandy Spring Bancorp, Inc.	659,161	11,185,962
Sterling Bancorp NY	1,300,000	12,207,000
Sterling Bancshares, Inc.	1,393,200	8,268,642
SVB Financial Group (a)	175,000	7,862,750
Texas Capital Bancshares, Inc. (a)	700,000	13,216,000
Umpqua Holdings Corp.	1,210,000	12,813,900
Commercial Banks Total		136,028,004
Insurance — 5.1%
Alterra Capital Holdings Ltd.	515,000	10,475,100
Argo Group International Holdings Ltd.	315,365	11,630,661

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Aspen Insurance Holdings Ltd.	450,000	13,005,000
Assured Guaranty Ltd.	530,000	9,015,300
Delphi Financial Group, Inc., Class A	570,000	14,637,600
National Financial Partners Corp. (a)	950,000	11,172,000
Platinum Underwriters Holdings Ltd.	345,000	14,914,350
Insurance Total		84,850,011
Real Estate Investment Trusts (REITs) — 8.8%
BioMed Realty Trust, Inc.	875,000	15,426,250
Brandywine Realty Trust	1,400,000	15,484,000
CBL & Associates Properties, Inc.	950,000	15,675,000
DuPont Fabros Technology, Inc.	550,000	12,424,500
First Industrial Realty Trust, Inc. (a)	1,100,000	8,371,000
Highwoods Properties, Inc.	440,000	13,424,400
LaSalle Hotel Properties	670,000	15,946,000
Mid-America Apartment Communities, Inc.	285,000	17,490,450
OMEGA Healthcare Investors, Inc.	690,000	14,565,900
U-Store-It Trust	1,950,000	16,126,500
Real Estate Investment Trusts (REITs) Total		144,934,000
Thrifts & Mortgage Finance — 3.6%
First Niagara Financial Group, Inc.	865,000	10,713,025
MGIC Investment Corp. (a)	1,575,000	13,419,000
Northwest Bancshares, Inc.	1,150,000	11,799,000
Ocwen Financial Corp. (a)	980,000	8,624,000
Oritani Financial Corp.	309,933	3,480,548
Radian Group, Inc.	1,600,000	11,344,000
Thrifts & Mortgage Finance Total		59,379,573
FINANCIALS TOTAL		451,179,895
HEALTH CARE — 5.5%
Health Care Equipment & Supplies — 2.6%
CONMED Corp. (a)	600,000	12,906,000
Cooper Companies, Inc.	285,000	15,247,500
Invacare Corp.	557,083	15,035,670
Health Care Equipment & Supplies Total		43,189,170
Health Care Providers & Services — 2.9%
Centene Corp. (a)	625,000	14,531,250
Healthspring, Inc. (a)	615,000	16,500,450

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Kindred Healthcare, Inc. (a)	1,050,000	16,947,000
Health Care Providers & Services Total		47,978,700
HEALTH CARE TOTAL		91,167,870
INDUSTRIALS — 20.7%
Aerospace & Defense — 1.0%
Esterline Technologies Corp. (a)	280,000	16,486,400
Aerospace & Defense Total		16,486,400
Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	270,000	14,731,200
Air Freight & Logistics Total		14,731,200
Airlines — 1.6%
Alaska Air Group, Inc. (a)	230,000	12,650,000
US Airways Group, Inc. (a)	1,250,000	13,950,000
Airlines Total		26,600,000
Commercial Services & Supplies — 4.3%
Cenveo, Inc. (a)	2,100,000	10,752,000
Deluxe Corp.	766,088	16,233,405
Geo Group, Inc. (a)	565,000	13,616,500
IESI-BFC Ltd.	686,632	14,961,711
United Stationers, Inc. (a)	225,000	14,280,750
Commercial Services & Supplies Total		69,844,366
Construction & Engineering — 1.2%
EMCOR Group, Inc. (a)	460,000	12,328,000
Sterling Construction Co., Inc. (a)	529,104	7,137,613
Construction & Engineering Total		19,465,613
Electrical Equipment — 0.8%
Brady Corp., Class A (b)	435,000	13,454,550
Electrical Equipment Total		13,454,550
Machinery — 5.1%
ArvinMeritor, Inc. (a)	825,000	14,726,250
Barnes Group, Inc.	700,000	13,363,000
Gardner Denver, Inc.	285,000	18,653,250
Terex Corp. (a)	370,000	8,983,600
Trinity Industries, Inc.	475,000	10,877,500
Wabash National Corp. (a)	1,660,000	17,513,000
Machinery Total		84,116,600
Professional Services — 1.8%
Advisory Board Co. (a)	145,000	6,881,700
CBIZ, Inc. (a)	700,000	4,214,000
Navigant Consulting, Inc. (a)	955,000	7,945,600

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
SFN Group, Inc. (a)	1,180,000	10,112,600
Professional Services Total		29,153,900
Road & Rail — 0.5%
Werner Enterprises, Inc.	400,000	8,632,000
Road & Rail Total		8,632,000
Trading Companies & Distributors — 3.5%
Houston Wire & Cable Co.	840,000	8,946,000
Textainer Group Holdings Ltd.	650,000	18,083,000
Titan Machinery, Inc. (a)	620,000	12,998,300
United Rentals, Inc. (a)	900,000	17,658,000
Trading Companies & Distributors Total		57,685,300
INDUSTRIALS TOTAL		340,169,929
INFORMATION TECHNOLOGY — 14.0%
Communications Equipment — 0.6%
Ciena Corp. (a)	660,000	9,999,000
Communications Equipment Total		9,999,000
Electronic Equipment, Instruments & Components — 4.1%
Anixter International, Inc.	250,000	13,967,500
Brightpoint, Inc. (a)	683,882	5,607,832
Elster Group SE, ADR (a)	1,000,000	15,830,000
Pulse Electronics Corp.	1,500,000	6,150,000
Rofin-Sinar Technologies, Inc. (a)	350,000	10,048,500
Rogers Corp. (a)	455,148	15,015,333
Electronic Equipment, Instruments & Components Total		66,619,165
IT Services — 2.6%
Acxiom Corp. (a)	570,000	9,695,700
Cardtronics, Inc. (a)	900,000	15,210,000
iGate Corp.	439,706	8,794,120
NeuStar, Inc., Class A (a)	320,986	8,294,278
IT Services Total		41,994,098
Semiconductors & Semiconductor Equipment — 4.3%
Atmel Corp. (a)	1,000,000	10,390,000
Cirrus Logic, Inc. (a)	900,000	13,743,000
IXYS Corp. (a)	850,000	9,511,500
Kulicke & Soffa Industries, Inc. (a)	1,063,000	7,047,690
Micrel, Inc.	950,000	11,761,000
Standard Microsystems Corp. (a)	515,056	14,035,276
Ultra Clean Holdings (a)	610,841	4,788,994
Semiconductors & Semiconductor Equipment Total		71,277,460

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 2.4%
Ariba, Inc. (a)	550,000	11,129,250
Lawson Software, Inc. (a)	1,500,000	12,885,000
Mentor Graphics Corp. (a)	1,400,000	15,743,000
Software Total		39,757,250
INFORMATION TECHNOLOGY TOTAL		229,646,973
MATERIALS — 6.0%
Chemicals — 1.7%
Rockwood Holdings, Inc. (a)	230,000	8,779,100
Solutia, Inc. (a)	875,000	18,707,500
Chemicals Total		27,486,600
Containers & Packaging — 2.2%
Boise, Inc. (a)	2,300,000	16,905,000
Graham Packaging Co., Inc. (a)	431,155	5,432,553
Rock-Tenn Co., Class A	275,000	14,874,750
Containers & Packaging Total		37,212,303
Metals & Mining — 1.3%
RTI International Metals, Inc. (a)	290,000	8,227,300
Schnitzer Steel Industries, Inc., Class A	240,000	13,701,600
Metals & Mining Total		21,928,900
Paper & Forest Products — 0.8%
Schweitzer-Mauduit International, Inc.	200,000	12,562,000
Paper & Forest Products Total		12,562,000
MATERIALS TOTAL		99,189,803
TELECOMMUNICATION SERVICES — 0.4%
Diversified Telecommunication Services — 0.4%
Cincinnati Bell, Inc. (a)	2,750,000	6,710,000
Diversified Telecommunication Services Total		6,710,000
TELECOMMUNICATION SERVICES TOTAL		6,710,000
UTILITIES — 4.0%
Electric Utilities — 1.0%
Westar Energy, Inc.	650,000	16,191,500
Electric Utilities Total		16,191,500
Gas Utilities — 3.0%
Atmos Energy Corp.	561,800	16,893,326
New Jersey Resources Corp.	440,600	18,994,266

6

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
South Jersey Industries, Inc.	265,000	13,565,350
Gas Utilities Total		49,452,942
UTILITIES TOTAL		65,644,442

Total Common Stocks (cost of $1,331,633,707)		1,624,960,223

	Par ($)
Short-Term Obligation — 1.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 07/14/14, market value $22,464,863 (repurchase proceeds $22,022,098)	22,022,000	22,022,000

Total Short-Term Obligation (cost of $22,022,000)		22,022,000

Total Investments — 100.0% (cost of $1,353,655,707)(c)(d)		1,646,982,223

Other Assets & Liabilities, Net — 0.0%		350,383

Net Assets — 100.0%		1,647,332,606

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,624,960,223	$—	$—	$1,624,960,223
Total Short-Term Obligation	—	22,022,000	—	22,022,000
Total Investments	$1,624,960,223	$22,022,000	$—	$1,646,982,223

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies which are or were affiliated during the nine months ended November 30, 2010, are as follows:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Brady Corp., Class A*	$11,908,500	$1,622,262	$1,260,289	$150,500	$—
C&D Technologies, Inc.*	2,310,000	—	288,675	—	—
Total	$14,218,500	$1,622,262	$1,548,964	$228,800	$13,454,550

* At November 30, 2010, the Fund owns less than five percent of the company’s outstanding voting shares.

(c)	Cost for federal income tax purposes is $1,353,655,707.
(d)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$347,851,907	$(54,525,391)	$293,326,516

Acronym	Name

ADR	American Depositary Receipt

8

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2011

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 21, 2011